UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-4676

Harbor Funds
(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: October 31, 2016
Date of reporting period: January 31, 2017

ITEM 1 – SCHEDULE OF INVESTMENTS
The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of
Portfolio Holdings
January 31, 2017
Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
GROWTH FUNDS
Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX	HNACX
Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX	HNMGX
Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX	HNSGX
Harbor Small Cap Growth Opportunities Fund	HASOX	HRSOX	HISOX	HNSOX
VALUE FUNDS
Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX	HNLVX
Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX	HNMVX
Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX	HNVRX

Harbor Capital Appreciation Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 0.3%)
COMMON STOCKS—99.7%
Shares		Value
AEROSPACE & DEFENSE—1.8%
2,684,638	Boeing Co.	$ 438,723
AIR FREIGHT & LOGISTICS—1.3%
1,762,282	FedEx Corp.	333,265
AUTOMOBILES—1.1%
1,089,497	Tesla Inc.*	274,477
BANKS—1.1%
3,109,288	JPMorgan Chase & Co.	263,139
BEVERAGES—1.9%
1,331,162	Constellation Brands Inc.	199,355
6,328,700	Monster Beverage Corp.*	269,602
		468,957
BIOTECHNOLOGY—6.5%
3,232,001	Alexion Pharmaceuticals Inc.*	422,358
1,730,236	BioMarin Pharmaceutical Inc.*	151,621
5,792,591	Celgene Corp.*	672,809
2,154,092	Shire plc ADR[1]	361,478
		1,608,266
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—2.7%
1,794,575	Goldman Sachs Group Inc.	$ 411,532
2,144,166	S&P Global Inc.	257,686
		669,218
CHEMICALS—0.7%
1,991,565	Albemarle Corp.	184,499
COMMUNICATIONS EQUIPMENT—1.1%
1,792,806	Palo Alto Networks Inc.*	264,546
ENERGY EQUIPMENT & SERVICES—2.1%
6,908,173	Halliburton Co.	390,795
1,398,239	Schlumberger Ltd.	117,047
		507,842
FOOD & STAPLES RETAILING—1.5%
2,196,495	Costco Wholesale Corp.	360,115
HOTELS, RESTAURANTS & LEISURE—4.1%
6,818,175	Marriott International Inc.	576,818
7,926,041	Starbucks Corp.	437,676
		1,014,494
INTERNET & DIRECT MARKETING RETAIL—10.8%
1,716,360	Amazon.com Inc.*	1,413,388
1,029,101	Expedia Inc.	125,129
4,405,572	Netflix Inc.*	619,908
325,972	Priceline Group Inc.*	513,448
		2,671,873
INTERNET SOFTWARE & SERVICES—15.4%
7,910,523	Alibaba Group Holding Ltd. ADR (CHN)*,1	801,415
854,830	Alphabet Inc. Class A*	701,123
874,948	Alphabet Inc. Class C*	697,150
7,118,900	Facebook Inc.*	927,735
25,841,782	Tencent Holdings Ltd. (CHN)	675,643
		3,803,066
IT SERVICES—7.5%
2,076,331	FleetCor Technologies Inc.*	306,238
7,483,946	MasterCard Inc.	795,768
8,998,015	Visa Inc.	744,226
		1,846,232
LIFE SCIENCES TOOLS & SERVICES—0.8%
1,218,569	Illumina Inc.*	195,093
MACHINERY—1.0%
1,693,520	Parker-Hannifin Corp.	249,168
MEDIA—2.8%
1,249,448	Charter Communications Inc.*	404,759
2,839,782	Time Warner Inc.	275,033
		679,792
OIL, GAS & CONSUMABLE FUELS—2.3%
2,486,106	Concho Resources Inc.*	346,662
2,290,961	EOG Resources Inc.	232,716
		579,378

1

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—2.5%
1,513,884	Allergan plc	$ 331,374
5,929,191	Bristol-Myers Squibb Co.	291,479
		622,853
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.0%
604,890	Broadcom Ltd.	120,676
5,449,661	NVIDIA Corp.	594,994
2,393,675	NXP Semiconductors NV (NET)*	234,221
5,521,806	QUALCOMM Inc.	295,030
3,169,888	Texas Instruments Inc.	239,453
		1,484,374
SOFTWARE—11.0%
5,210,817	Adobe Systems Inc.*	590,802
13,382,046	Microsoft Corp.	865,149
3,913,557	Red Hat Inc.*	296,961
5,760,753	Salesforce.com Inc.*	455,676
3,989,135	Splunk Inc.*	230,811
3,226,431	Workday Inc.*	268,084
		2,707,483
SPECIALTY RETAIL—6.2%
2,042,338	Home Depot Inc.	280,985
12,808,248	Industria de Diseno Textil SA (SP)	423,639
1,542,807	O'Reilly Automotive Inc.*	404,632
3,641,192	TJX Companies Inc.	272,798
548,013	ULTA Salon Cosmetics & Fragrance Inc.	149,213
		1,531,267
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—4.8%
9,688,633	Apple Inc.	$ 1,175,716
TEXTILES, APPAREL & LUXURY GOODS—2.7%
2,331,381	adidas AG (GER)	367,903
5,499,186	NIKE Inc.	290,907
		658,810
TOTAL COMMON STOCKS
(Cost $15,724,455)		24,592,646

SHORT-TERM INVESTMENTS—0.5%
(Cost $111,997)
Principal Amount
REPURCHASE AGREEMENTS
$111,997	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $114,237)	111,997
TOTAL INVESTMENTS—100.2%
(Cost $15,836,452)		24,704,643
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(57,357)
TOTAL NET ASSETS—100.0%		$24,647,286

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$ 438,723	$ —	$—	$ 438,723
Air Freight & Logistics	333,265	—	—	333,265
Automobiles	274,477	—	—	274,477
Banks	263,139	—	—	263,139
Beverages	468,957	—	—	468,957
Biotechnology	1,608,266	—	—	1,608,266
Capital Markets	669,218	—	—	669,218
Chemicals	184,499	—	—	184,499
Communications Equipment	264,546	—	—	264,546
Energy Equipment & Services	507,842	—	—	507,842
Food & Staples Retailing	360,115	—	—	360,115
Hotels, Restaurants & Leisure	1,014,494	—	—	1,014,494
Internet & Direct Marketing Retail	2,671,873	—	—	2,671,873
Internet Software & Services	3,127,423	675,643	—	3,803,066
IT Services	1,846,232	—	—	1,846,232
Life Sciences Tools & Services	195,093	—	—	195,093
Machinery	249,168	—	—	249,168
Media	679,792	—	—	679,792
Oil, Gas & Consumable Fuels	579,378	—	—	579,378
Pharmaceuticals	622,853	—	—	622,853
Semiconductors & Semiconductor Equipment	1,484,374	—	—	1,484,374
Software	2,707,483	—	—	2,707,483
Specialty Retail	1,107,628	423,639	—	1,531,267
2

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Technology Hardware, Storage & Peripherals	$ 1,175,716	$ —	$—	$ 1,175,716
Textiles, Apparel & Luxury Goods	290,907	367,903	—	658,810
Short-Term Investments
Repurchase Agreements	—	111,997	—	111,997
Total Investments in Securities	$23,125,461	$1,579,182	$—	$24,704,643
There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
CHN	China
GER	Germany
NET	Netherlands
SP	Spain
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Mid Cap Growth Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 0.5%)
COMMON STOCKS—99.5%
Shares		Value
AUTOMOBILES—1.3%
16,751	Tesla Inc.*	$ 4,220
BANKS—3.4%
80,523	BB&T Corp.	3,719
269,899	Huntington Bancshares Inc.	3,652
23,550	Signature Bank*	3,710
		11,081
BEVERAGES—3.2%
29,730	Molson Coors Brewing Co.	2,870
174,260	Monster Beverage Corp.*	7,423
		10,293
BIOTECHNOLOGY—3.1%
19,434	Incyte Corp.*	2,355
COMMON STOCKS—Continued
Shares		Value
BIOTECHNOLOGY—Continued
78,723	Ionis Pharmaceuticals Inc.*	$ 3,503
15,363	Tesaro Inc.*	2,502
21,576	Vertex Pharmaceuticals Inc.*	1,853
		10,213
CAPITAL MARKETS—1.2%
83,017	TD Ameritrade Holding Corp.	3,831
CHEMICALS—1.5%
394,713	Platform Specialty Products Corp.*	4,792
COMMERCIAL SERVICES & SUPPLIES—1.2%
68,296	Clean Harbors Inc.*	3,790
COMMUNICATIONS EQUIPMENT—1.8%
62,821	Arista Networks Inc.*	5,905
CONSUMER FINANCE—2.3%
44,053	Capital One Financial Corp.	3,850
104,314	Synchrony Financial	3,736
		7,586
CONTAINERS & PACKAGING—1.1%
66,048	International Paper Co.	3,738
DIVERSIFIED FINANCIAL SERVICES—1.0%
326,045	Double Eagle Acquisition Corp. (CYM )*	3,401
ELECTRICAL EQUIPMENT—1.2%
27,125	Rockwell Automation Inc.	4,014
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
122,542	Trimble Inc.*	3,630
ENERGY EQUIPMENT & SERVICES—1.3%
68,313	Baker Hughes Inc.	4,309
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.2%
18,567	Equinix Inc.	7,148
HEALTH CARE EQUIPMENT & SUPPLIES—11.0%
42,267	Abiomed Inc.*	4,496
57,794	Align Technology Inc.*	5,299
54,316	DexCom Inc.*	4,299
98,207	Edwards Lifesciences Corp.*	9,451
174,812	Hologic Inc.*	7,085
129,246	Insulet Corp.*	5,377
		36,007
HEALTH CARE TECHNOLOGY—1.3%
96,209	Veeva Systems Inc.*	4,073
HOTELS, RESTAURANTS & LEISURE—6.0%
103,864	Hilton Worldwide Holdings Inc.	5,980
64,999	Marriott International Inc.	5,499
39,705	Panera Bread Co.*	8,301
		19,780
INTERNET & DIRECT MARKETING RETAIL—4.9%
42,929	Expedia Inc.	5,220
55,448	Netflix Inc.*	7,802
75,297	Wayfair Inc.*	3,129
		16,151

4

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INTERNET SOFTWARE & SERVICES—6.4%
35,782	CoStar Group Inc.*	$ 7,232
137,905	Godaddy Inc.*	4,927
18,010	LogMeIn Inc.	1,947
2,985	Trade Desk Inc. (The)*	89
194,584	Zillow Group Inc. Class C*	6,884
		21,079
IT SERVICES—1.2%
50,919	Global Payments Inc.	3,935
MACHINERY—2.3%
55,161	Middleby Corp.	7,401
OIL, GAS & CONSUMABLE FUELS—4.9%
36,197	Centennial Resource Development PIPE*,1	615 [x]
22,520	Cimarex Energy Co.	3,045
28,150	Diamondback Energy Inc.*	2,961
74,407	Newfield Exploration Co.*	2,982
18,113	Pioneer Natural Resources Co.	3,264
218,789	Wpx Energy Inc.*	3,048
		15,915
PHARMACEUTICALS—1.6%
49,500	Eisai Co. Ltd. (JP)	2,728
127,500	Ono Pharmaceutical Co. Ltd. (JP)	2,616
		5,344
PROFESSIONAL SERVICES—1.4%
148,034	TransUnion*	4,668
ROAD & RAIL—1.9%
36,149	JB Hunt Transport Services Inc.	3,582
76,437	Knight Transportation Inc.	2,553
		6,135
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.8%
48,505	Analog Devices Inc.	3,635
56,125	Cavium Inc.*	3,716
209,855	Micron Technology Inc.*	5,060
		12,411
SOFTWARE—15.4%
66,486	Aspen Technology Inc.*	3,531
121,945	Guidewire Software Inc.*	6,381
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
183,103	Mobileye NV (NET)*	$ 7,866
109,392	ServiceNow Inc.*	9,913
108,966	SS&C Technologies Holdings Inc.	3,501
35,147	Ultimate Software Group Inc.*	6,807
149,170	Workday Inc.*	12,395
		50,394
SPECIALTY RETAIL—4.4%
20,679	Advance Auto Parts Inc.	3,396
105,195	Dick's Sporting Goods Inc.	5,428
20,584	ULTA Salon Cosmetics & Fragrance Inc.	5,605
		14,429
TEXTILES, APPAREL & LUXURY GOODS—2.2%
187,211	Kate Spade & Co.*	3,465
193,949	Under Armour Inc. Class C*	3,728
		7,193
TRADING COMPANIES & DISTRIBUTORS—3.9%
79,360	AerCap Holdings NV (NET)*	3,513
186,041	Fastenal Co.	9,243
		12,756
TOTAL COMMON STOCKS
(Cost $284,773)		325,622

SHORT-TERM INVESTMENTS—0.6%
(Cost $1,899)
Principal Amount
REPURCHASE AGREEMENTS
$1,899	Repurchase Agreement with Bank of America dated January 31, 2017 due February 01, 2017 at 0.520% collateralized by U.S. Treasury Notes (value $1,937)	1,899
TOTAL INVESTMENTS—100.1%
(Cost $286,672)		327,521
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(288)
TOTAL NET ASSETS—100.0%		$327,233

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Automobiles	$ 4,220	$—	$—	$ 4,220
Banks	11,081	—	—	11,081
Beverages	10,293	—	—	10,293
Biotechnology	10,213	—	—	10,213
Capital Markets	3,831	—	—	3,831
Chemicals	4,792	—	—	4,792
Commercial Services & Supplies	3,790	—	—	3,790
Communications Equipment	5,905	—	—	5,905
5

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Consumer Finance	$ 7,586	$ —	$ —	$ 7,586
Containers & Packaging	3,738	—	—	3,738
Diversified Financial Services	3,401	—	—	3,401
Electrical Equipment	4,014	—	—	4,014
Electronic Equipment, Instruments & Components	3,630	—	—	3,630
Energy Equipment & Services	4,309	—	—	4,309
Equity Real Estate Investment Trusts (REITs)	7,148	—	—	7,148
Health Care Equipment & Supplies	36,007	—	—	36,007
Health Care Technology	4,073	—	—	4,073
Hotels, Restaurants & Leisure	19,780	—	—	19,780
Internet & Direct Marketing Retail	16,151	—	—	16,151
Internet Software & Services	21,079	—	—	21,079
IT Services	3,935	—	—	3,935
Machinery	7,401	—	—	7,401
Oil, Gas & Consumable Fuels	15,300	—	615	15,915
Pharmaceuticals	—	5,344	—	5,344
Professional Services	4,668	—	—	4,668
Road & Rail	6,135	—	—	6,135
Semiconductors & Semiconductor Equipment	12,411	—	—	12,411
Software	50,394	—	—	50,394
Specialty Retail	14,429	—	—	14,429
Textiles, Apparel & Luxury Goods	7,193	—	—	7,193
Trading Companies & Distributors	12,756	—	—	12,756
Short-Term Investments
Repurchase Agreements	—	1,899	—	1,899
Total Investments in Securities	$319,663	$7,243	$615	$327,521
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2017 (000s)[w]
Common Stocks	$180	$526	$(182)	$—	$2	$89	$—	$—	$615
There were no transfers between levels during the period.
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2017 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Common Stocks
Oil, Gas & Consumable Fuels
Centennial Resource Development PIPE*,1	$615	Market Approach	Trade Restriction Discount	$ 17.00
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
6

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	PIPE after the name of a security stands for Private Investment in Public Equity and there are some restrictions on reselling this security within a certain period.
w	The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 1/31/2017 (000s)
	Common Stocks	$89
x	Fair Valued in accordance with Harbor Funds Valuation Procedures using a trade restriction discount which is a Level 3 input.
CYM	Cayman Islands
JP	Japan
NET	Netherlands
The accompanying notes are an integral part of the Portfolios of Investments.
7

Harbor Small Cap Growth Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 4.2%)
COMMON STOCKS—95.8%
Shares		Value
AEROSPACE & DEFENSE—3.1%
93,000	HEICO Corp.	$ 6,166
145,500	Hexcel Corp.	7,471
131,772	KLX Inc.*	6,456
		20,093
AIRLINES—1.7%
208,090	Spirit Airlines Inc.*	11,245
BANKS—3.7%
189,360	East West Bancorp Inc.	9,741
194,214	FCB Financial Holdings Inc.*	9,118
133,171	Pacific Premier Bancorp Inc.*	5,240
		24,099
COMMON STOCKS—Continued
Shares		Value
BIOTECHNOLOGY—4.8%
103,910	ACADIA Pharmaceuticals Inc.*	$ 3,594
180,240	Acceleron Pharma Inc.*	4,376
141,450	Alder Biopharmaceuticals Inc.*	2,907
60,580	Clovis Oncology Inc.*	3,926
187,905	Neurocrine Biosciences Inc.*	8,063
109,350	Prothena Corp. plc (IE)*	5,354
20,655	Tesaro Inc.*	3,363
		31,583
CAPITAL MARKETS—2.0%
578,840	BGC Partners Inc.	6,408
37,130	MarketAxess Holdings Inc.	6,952
		13,360
COMMERCIAL SERVICES & SUPPLIES—1.9%
191,830	Herman Miller Inc.	5,985
78,930	Multi-Color Corp.	6,094
		12,079
COMMUNICATIONS EQUIPMENT—3.0%
329,924	ARRIS International plc (UK)*	9,429
410,740	Ciena Corp.*	9,998
		19,427
CONTAINERS & PACKAGING—2.3%
294,320	Berry Plastics Group Inc.*	15,019
DIVERSIFIED CONSUMER SERVICES—1.9%
173,590	Bright Horizons Family Solutions Inc.*	12,301
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
216,522	Orbotech Ltd. (IL)	7,554
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.3%
111,870	Community Healthcare Trust Inc.	2,413
290,240	Four Corners Property Trust Inc.	6,330
268,623	National Storage Affiliates Trust	5,977
		14,720
FOOD & STAPLES RETAILING—0.4%
200,636	Natural Grocers by Vitamin Cottage Inc.*	2,536
HEALTH CARE EQUIPMENT & SUPPLIES—6.4%
103,740	DexCom Inc.*	8,211
215,270	Integra LifeSciences Holdings Corp.*	8,983
190,682	Masimo Corp.*	14,031
404,450	Wright Medical Group NV (NET)*	10,184
		41,409
HEALTH CARE TECHNOLOGY—1.6%
283,774	Omnicell Inc.*	10,187
HOTELS, RESTAURANTS & LEISURE—6.8%
224,419	Chuy's Holdings Inc.*	6,598
205,640	Dave & Buster's Entertainment Inc.*	11,199
431,556	Eldorado Resorts Inc.*	6,689
234,748	Isle of Capri Casinos Inc.*	5,590
84,110	Vail Resorts Inc.	14,428
		44,504
HOUSEHOLD DURABLES—1.9%
309,552	Installed Building Products Inc.*	12,661

8

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INTERNET SOFTWARE & SERVICES—1.5%
47,198	CoStar Group Inc.*	$ 9,539
IT SERVICES—2.8%
45,475	Euronet Worldwide Inc.*	3,252
246,170	Interxion Holding NV (NET)*	9,460
205,645	WNS Holdings Ltd. ADR (JE)*,1	5,849
		18,561
LEISURE PRODUCTS—2.3%
388,900	Acushnet Holdings Corp.*	7,214
133,824	Brunswick Corp.	8,011
		15,225
LIFE SCIENCES TOOLS & SERVICES—2.3%
181,434	ICON plc (IE)*	15,251
MACHINERY—4.2%
182,950	John Bean Technologies Corp.	15,798
874,966	Mueller Water Products Inc.	11,777
		27,575
MARINE—0.7%
119,270	Matson Inc.	4,253
MEDIA—4.6%
51,545	Lions Gate Entertainment Corp. Class A (CAN)*	1,483
265,971	Lions Gate Entertainment Corp. Class B (CAN)*	7,125
55,625	Madison Square Garden Co.*	9,772
172,614	Nexstar Media Group Inc.	11,289
		29,669
OIL, GAS & CONSUMABLE FUELS—1.5%
288,330	Western Refining Inc.	10,094
PHARMACEUTICALS—4.7%
225,729	Aclaris Therapeutics Inc.*	5,989
1,768,065	Cardiome Pharma Corp. (CAN)*	5,216
90,310	Medicines Co.*	3,256
568,173	Nektar Therapeutics*	6,880
235,529	Pacira Pharmaceuticals Inc.*	9,056
		30,397
ROAD & RAIL—2.6%
152,594	Marten Transport Ltd.	3,487
177,080	Ryder System Inc.	13,741
		17,228
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
149,930	Cavium Inc.*	9,927
3,670	Inphi Corp.*	168
116,780	Microsemi Corp.*	6,207
104,144	Monolithic Power Systems Inc.	9,085
		25,387
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—10.0%
271,909	BroadSoft Inc.*	$ 11,420
134,921	Commvault Systems Inc.*	6,625
263,307	Fortinet Inc.*	8,758
91,900	Nice Ltd. ADR (IL)[1]	6,450
103,869	Proofpoint Inc.*	8,326
143,550	Tableau Software Inc.*	6,867
36,215	Ultimate Software Group Inc.*	7,013
405,299	Zendesk Inc.*	9,699
		65,158
SPECIALTY RETAIL—1.7%
80,230	Genesco Inc.*	4,830
63,620	Lithia Motors Inc.	6,560
		11,390
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.6%
234,340	Electronics for Imaging Inc.*	10,531
THRIFTS & MORTGAGE FINANCE—1.2%
721,180	MGIC Investment Corp.*	7,681
TRADING COMPANIES & DISTRIBUTORS—5.2%
155,350	Now Inc.*	3,303
244,806	Rush Enterprises Inc.*	8,017
270,570	Univar Inc.*	8,069
96,295	Watsco Inc.	14,708
		34,097
TOTAL COMMON STOCKS
(Cost $511,039)		624,813

SHORT-TERM INVESTMENTS—2.8%
(Cost $18,488)
Principal Amount
REPURCHASE AGREEMENTS
$18,488	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $18,862)	18,488
TOTAL INVESTMENTS—98.6%
(Cost $529,527)		643,301
CASH AND OTHER ASSETS, LESS LIABILITIES—1.4%		8,994
TOTAL NET ASSETS—100.0%		$652,295

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $18,488 are classified as Level 2. All other holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
9

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
CAN	Canada
IE	Ireland
IL	Israel
JE	Jersey
NET	Netherlands
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.8%)
COMMON STOCKS—96.2%
Shares		Value
AEROSPACE & DEFENSE—1.6%
69,495	DigitalGlobe Inc.*	$ 1,949
147,222	KEYW Holding Corp.*	1,474
		3,423
AIR FREIGHT & LOGISTICS—1.4%
23,034	Atlas Air Worldwide Holdings Inc.*	1,215
80,737	Echo Global Logistics Inc.*	1,918
		3,133
AUTO COMPONENTS—0.7%
60,607	Fox Factory Holding Corp.*	1,570
BANKS—1.2%
25,671	Chemical Financial Corp.	1,269
54,655	FB Financial Corp.*	1,391
		2,660
BIOTECHNOLOGY—4.7%
39,731	ARIAD Pharmaceuticals Inc.*	946
28,903	BioSpecifics Technologies Corp.*	1,483
203,804	Exact Sciences Corp.*	3,862
18,197	Ligand Pharmaceuticals Inc.	1,929
66,909	Sarepta Therapeutics Inc.*	2,078
		10,298
BUILDING PRODUCTS—1.5%
32,611	Caesarstone Ltd. (IL)	990
33,409	Masonite International Corp. (CAN)*	2,225
		3,215
CAPITAL MARKETS—0.8%
45,442	Financial Engines Inc.	1,752
COMMERCIAL SERVICES & SUPPLIES—1.8%
127,540	Hudson Technologies Inc.*	926
319,200	InnerWorkings Inc.*	3,067
		3,993
COMMUNICATIONS EQUIPMENT—1.0%
234,590	Infinera Corp.*	2,114
CONSTRUCTION & ENGINEERING—1.6%
42,914	Dycom Industries Inc.*	3,461
CONSUMER FINANCE—0.3%
25,039	Green Dot Corp.*	671
DIVERSIFIED CONSUMER SERVICES—1.3%
396,574	Chegg Inc.*	2,851
DIVERSIFIED FINANCIAL SERVICES—0.6%
263,840	On Deck Capital Inc.*	1,327
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
174,347	Iridium Communications Inc.*	1,761
ELECTRICAL EQUIPMENT—0.2%
72,473	Power Solutions International Inc.*	536
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.3%
13,533	Coherent Inc.	2,134
35,600	Methode Electronics Inc.	1,497
25,604	MTS Systems Corp.	1,488
		5,119
HEALTH CARE EQUIPMENT & SUPPLIES—8.5%
655,794	Cerus Corp.*	2,794

11

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
57,845	Cryolife Inc.*	$ 1,099
405,444	Endologix Inc.*	2,781
29,376	ICU Medical Inc.*	4,027
370,725	Novadaq Technologies Inc. (CAN)*	2,506
32,596	Nuvasive Inc.*	2,307
121,961	Wright Medical Group NV (NET)*	3,071
		18,585
HEALTH CARE PROVIDERS & SERVICES—1.3%
10,942	Surgical Care Affiliates Inc.*	618
114,145	Teladoc Inc.*	2,283
		2,901
HEALTH CARE TECHNOLOGY—2.6%
187,293	Evolent Health Inc.*	3,409
109,731	Vocera Communications Inc.*	2,277
		5,686
HOTELS, RESTAURANTS & LEISURE—7.3%
79,037	Belmond Ltd. (BM)*	1,095
18,695	Churchill Downs Inc.	2,680
181,334	ClubCorp Holdings Inc.	2,992
25,650	Dave & Buster's Entertainment Inc.*	1,397
114,787	Habit Restaurants Inc.*	1,664
199,288	Penn National Gaming Inc.*	2,746
116,206	Planet Fitness Inc.	2,445
34,826	Wingstop Inc.	992
		16,011
HOUSEHOLD DURABLES—1.8%
103,125	Century Communities Inc.*	2,346
36,720	Installed Building Products Inc.*	1,502
		3,848
INSURANCE—1.8%
29,854	Kinsale Capital Group Inc.	876
129,487	National General Holdings Corp.	3,171
		4,047
INTERNET & DIRECT MARKETING RETAIL—1.9%
400,339	EVINE Live Inc.*	609
52,330	NutriSystem Inc.	1,730
34,960	Shutterfly Inc.*	1,794
		4,133
INTERNET SOFTWARE & SERVICES—7.5%
223,752	Angie's List Inc.*	1,403
326,414	Bankrate Inc.*	3,558
241,109	Gogo Inc.*	2,206
45,775	LogMeIn Inc.	4,948
207,168	Quotient Technology Inc.*	2,206
38,805	Shutterstock Inc.*	2,088
		16,409
IT SERVICES—6.1%
105,976	Blackhawk Network Holdings Inc.*	3,783
133,107	Interxion Holding NV (NET)*	5,115
154,901	WNS Holdings Ltd. ADR (IND)*,1	4,406
		13,304
LIFE SCIENCES TOOLS & SERVICES—0.8%
86,608	Luminex Corp.*	1,751
COMMON STOCKS—Continued
Shares		Value
MACHINERY—3.7%
47,355	Barnes Group Inc.	$ 2,279
29,048	CIRCOR International Inc.	1,809
100,354	NN Inc.	1,942
90,932	Rexnord Corp.*	2,009
		8,039
MEDIA—1.2%
63,119	AMC Entertainment Holdings Inc.	2,130
27,008	National CineMedia Inc.	396
		2,526
OIL, GAS & CONSUMABLE FUELS—2.0%
92,391	Callon Petroleum Co.*	1,411
47,583	SM Energy Co.	1,452
181,636	Synergy Resources Corp.*	1,564
		4,427
PHARMACEUTICALS—4.8%
432,304	Aralez Pharmaceuticals Inc. (CAN)*	1,820
91,938	Medicines Co.*	3,314
74,894	Pacira Pharmaceuticals Inc.*	2,880
355,734	Teligent Inc.*	2,490
		10,504
PROFESSIONAL SERVICES—3.9%
100,811	Korn/Ferry International	2,929
64,142	On Assignment Inc.*	2,904
37,176	WageWorks Inc.*	2,682
		8,515
ROAD & RAIL—1.0%
14,834	Saia Inc.*	713
67,339	Swift Transportation Corp.*	1,537
		2,250
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.2%
276,075	Maxlinear Inc.*	7,062
SOFTWARE—8.8%
33,415	2U Inc.*	1,138
44,814	BroadSoft Inc.*	1,882
173,825	Callidus Software Inc.*	3,207
17,360	Gigamon Inc.*	576
28,554	Imperva Inc.*	1,192
226,279	Synchronoss Technologies Inc.*	8,716
176,050	Vasco Data Security International Inc.*	2,676
		19,387
SPECIALTY RETAIL—0.6%
91,069	Party City Holdco Inc.*	1,316
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
31,194	Electronics for Imaging Inc.*	1,402
TEXTILES, APPAREL & LUXURY GOODS—0.6%
72,708	Kate Spade & Co.*	1,346
THRIFTS & MORTGAGE FINANCE—2.0%
66,054	Bofi Holding Inc.*	1,949
20,860	LendingTree Inc.	2,334
		4,283

12

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.0%
48,198	Beacon Roofing Supply Inc.*	$ 2,110
WATER UTILITIES—0.7%
77,166	Aquaventure Holdings Ltd. (VG)*	1,488
WIRELESS TELECOMMUNICATION SERVICES—0.7%
56,073	Shenandoah Telecommunications Co.	1,528
TOTAL COMMON STOCKS
(Cost $183,636)		210,742

SHORT-TERM INVESTMENTS—4.2%
(Cost $9,246)
Principal Amount		Value
REPURCHASE AGREEMENTS
$9,246	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $9,434)	$ 9,246
TOTAL INVESTMENTS—100.4%
(Cost $192,882)		219,988
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(964)
TOTAL NET ASSETS—100.0%		$219,024

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $9,246 are classified as Level 2. All other holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
BM	Bermuda
CAN	Canada
IL	Israel
IND	India
NET	Netherlands
VG	Virgin Islands
The accompanying notes are an integral part of the Portfolios of Investments.
13

Harbor Large Cap Value Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.6%)
COMMON STOCKS—96.4%
Shares		Value
AEROSPACE & DEFENSE—2.7%
67,000	General Dynamics Corp.	$ 12,132
BANKS—15.9%
1,590,000	Banco Bilbao Vizcaya SA ADR (SP)[1]	10,828
621,000	Bank of America Corp.	14,059
79,300	BOK Financial Corp.	6,522
69,000	Cullen/Frost Bankers Inc.	6,168
90,500	First Republic Bank	8,537
99,600	JPMorgan Chase & Co.	8,429
59,000	M&T Bank Corp.	9,592
1,207,000	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	7,713
		71,848
BEVERAGES—2.1%
230,000	Coca-Cola Co.	9,561
BIOTECHNOLOGY—4.8%
190,000	AbbVie Inc.	11,611
64,600	Amgen Inc.	10,121
		21,732
CAPITAL MARKETS—2.5%
100,000	Ameriprise Financial Inc.	11,227
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—4.5%
173,000	Dow Chemical Co.	$ 10,316
99,000	PPG Industries Inc.	9,901
		20,217
CONSTRUCTION MATERIALS—3.1%
61,000	Martin Marietta Materials Inc.	14,006
ENERGY EQUIPMENT & SERVICES—2.0%
159,300	Halliburton Co.	9,012
FOOD & STAPLES RETAILING—2.8%
155,300	Walgreens Boots Alliance Inc.	12,725
FOOD PRODUCTS—4.3%
201,500	Archer Daniels Midland Co.	8,919
242,800	Mondelez International Inc.	10,751
		19,670
GAS UTILITIES—1.7%
138,000	National Fuel Gas Co.	7,749
HEALTH CARE EQUIPMENT & SUPPLIES—8.2%
285,500	Baxter International Inc.	13,678
123,500	Danaher Corp.	10,364
170,900	Medtronic plc (IE)	12,992
		37,034
HOUSEHOLD DURABLES—2.4%
241,000	Lennar Corp.	10,761
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.6%
635,000	AES Corp.	7,264
INSURANCE—2.4%
81,900	Chubb Ltd. (SWS)	10,769
IT SERVICES—1.7%
196,400	PayPal Holdings Inc.*	7,813
MACHINERY—4.3%
71,000	Deere & Co.	7,600
174,000	Oshkosh Corp.	12,116
		19,716
MEDIA—2.8%
131,000	Time Warner Inc.	12,687
OIL, GAS & CONSUMABLE FUELS—6.8%
153,000	EQT Corp.	9,276
140,000	Phillips 66	11,427
54,700	Pioneer Natural Resources Co.	9,859
		30,562
PERSONAL PRODUCTS—3.1%
230,900	Coty Inc.	4,433
236,900	Unilever NV (NET)	9,630
		14,063
PHARMACEUTICALS—2.3%
140,000	Novartis AG ADR (SWS)[1]	10,349
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.2%
189,000	Microchip Technology Inc.	12,729
21,309	Texas Instruments Inc.	1,610
		14,339

14

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—8.0%
130,000	Adobe Systems Inc.*	$ 14,739
76,078	ANSYS Inc.*	7,095
219,900	Microsoft Corp.	14,217
		36,051
SPECIALTY RETAIL—3.2%
104,800	Home Depot Inc.	14,418
TOTAL COMMON STOCKS
(Cost $344,272)		435,705

SHORT-TERM INVESTMENTS—3.5%
(Cost $15,747)
Principal Amount		Value
REPURCHASE AGREEMENTS
$15,747	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $16,065)	$ 15,747
TOTAL INVESTMENTS—99.9%
(Cost $360,019)		451,452
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		302
TOTAL NET ASSETS—100.0%		$451,754

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $15,747 are classified as Level 2. All other holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
IE	Ireland
JP	Japan
NET	Netherlands
SP	Spain
SWS	Switzerland
The accompanying notes are an integral part of the Portfolios of Investments.
15

Harbor Mid Cap Value Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.2%)

COMMON STOCKS—98.8%
Shares		Value
AEROSPACE & DEFENSE—3.4%
91,024	AAR Corp.	$ 2,912
35,500	Huntington Ingalls Industries Inc.	6,886
53,100	Moog Inc.*	3,498
161,102	Spirit AeroSystems Holdings Inc.	9,674
124,900	Textron Inc.	5,916
85,800	Triumph Group Inc.	2,295
3,511	Vectrus Inc.*	79
		31,260
AIR FREIGHT & LOGISTICS—0.4%
74,217	Atlas Air Worldwide Holdings Inc.*	3,915
AIRLINES—2.0%
79,057	Alaska Air Group Inc.	7,417
200,500	JetBlue Airways Corp.*	3,932
94,000	United Continental Holdings Inc.*	6,624
		17,973
AUTO COMPONENTS—2.2%
118,200	American Axle & Manufacturing Holdings Inc.*	2,411
29,600	Cooper-Standard Holdings Inc.*	3,116
277,200	Goodyear Tire & Rubber Co.	8,979
40,200	Lear Corp.	5,712
		20,218
AUTOMOBILES—0.6%
91,600	Harley-Davidson Inc.	5,225
BANKS—6.2%
120,000	Banco Latinoamericano de Comercio Exterior SA (PA)	3,264
134,800	CIT Group Inc.	5,553
327,900	Fifth Third Bancorp	8,558
495,200	KeyCorp	8,899
905,300	Regions Financial Corp.	13,045
225,100	SunTrust Banks Inc.	12,790
113,400	Zions Bancorporation	4,784
		56,893
BIOTECHNOLOGY—0.6%
31,000	United Therapeutics Corp.*	5,072
CAPITAL MARKETS—2.4%
111,000	Ameriprise Financial Inc.	12,462
20,712	Donnelley Financial Solutions Inc.*	499
112,800	Lazard Ltd. (BM)	4,791
57,500	Piper Jaffray Cos.	4,054
		21,806
CHEMICALS—3.0%
70,400	A. Schulman Inc.	2,429
86,000	Cabot Corp.	4,762
55,600	Celanese Corp.	4,692
69,000	CF Industries Holdings Inc.	2,435

16

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
95,300	Eastman Chemical Co.	$ 7,386
289,700	Huntsman Corp.	5,907
		27,611
COMMERCIAL SERVICES & SUPPLIES—0.9%
20,712	Lsc Communications Inc.	543
187,400	Pitney Bowes Inc.	2,984
55,233	RR Donnelley & Sons Co.	947
94,700	TETRA Tech Inc.	4,138
		8,612
COMMUNICATIONS EQUIPMENT—2.1%
438,900	Brocade Communications Systems Inc.	5,473
24,000	Harris Corp.	2,465
171,900	Juniper Networks Inc.	4,604
49,300	NETGEAR Inc.*	2,805
64,600	Plantronics Inc.	3,655
		19,002
CONSTRUCTION & ENGINEERING—1.2%
134,100	Chicago Bridge & Iron Co. NV (NET)	4,453
85,900	Fluor Corp.	4,767
42,500	Tutor Perini Corp.	1,267
		10,487
CONSUMER FINANCE—1.7%
144,400	Discover Financial Services	10,004
163,000	Navient Corp.	2,452
56,500	Nelnet Inc.	2,770
		15,226
CONTAINERS & PACKAGING—2.3%
93,344	Greif Inc.	5,375
94,000	Owens-Illinois Inc.*	1,777
77,241	Packaging Corp. of America	7,120
122,314	Sonoco Products Co.	6,721
7,946	WestRock Co.	424
		21,417
DIVERSIFIED FINANCIAL SERVICES—0.5%
120,200	Voya Financial Inc.	4,834
ELECTRIC UTILITIES—4.5%
115,100	American Electric Power Co. Inc.	7,373
82,400	Edison International	6,005
144,100	Entergy Corp.	10,324
409,500	FirstEnergy Corp.	12,416
143,200	PPL Corp.	4,989
		41,107
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
65,500	Avnet Inc.	3,042
235,500	Corning Inc.	6,238
480,500	Flex Ltd. (SGP)*	7,530
41,800	Tech Data Corp.*	3,576
154,200	Vishay Intertechnology Inc.	2,560
		22,946
ENERGY EQUIPMENT & SERVICES—2.3%
136,960	Bristow Group Inc.	2,419
241,367	Diamond Offshore Drilling Inc.*	3,954
100,600	Ensco plc (UK)	1,098
629,600	McDermott International Inc. (PA)*	5,100
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
83,400	National Oilwell Varco Inc.	$ 3,153
129,900	Noble Corp. plc (UK)*	877
74,800	Oceaneering International Inc.	2,083
131,800	Rowan Cos. plc (UK)*	2,362
		21,046
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—9.8%
181,700	Brandywine Realty Trust	2,925
286,300	CBL & Associates Properties Inc.	3,106
92,400	Corecivic Inc.	2,683
90,900	Corporate Office Properties Trust	2,892
383,200	Cousins Properties Inc.	3,257
507,836	Franklin Street Properties Corp.	6,475
169,100	Government Properties Income Trust	3,257
188,700	Hersha Hospitality Trust	3,772
229,600	Hospitality Properties Trust	7,148
733,500	Lexington Realty Trust	7,863
243,500	Mack-Cali Realty Corp.	6,823
263,000	Medical Properties Trust Inc.	3,353
120,300	OMEGA Healthcare Investors Inc.	3,858
47,900	Parkway Inc.*	1,020
320,900	Piedmont Office Realty Trust Inc.	6,970
109,900	Sabra Health Care REIT Inc.	2,792
209,812	Select Income REIT	5,247
411,114	Senior Housing Properties Trust	7,832
334,600	Summit Hotel Properties Inc.	5,297
209,823	Sunstone Hotel Investors Inc.	3,089
		89,659
FOOD & STAPLES RETAILING—0.8%
62,200	Ingles Markets Inc.	2,815
84,666	Kroger Co.	2,875
516,700	SUPERVALU Inc.*	2,025
		7,715
FOOD PRODUCTS—1.6%
67,500	Archer Daniels Midland Co.	2,988
89,100	Bunge Ltd. (BM)	6,167
86,900	Tyson Foods Inc.	5,456
		14,611
HEALTH CARE PROVIDERS & SERVICES—3.8%
22,400	Aetna Inc.	2,657
126,800	Cardinal Health Inc.	9,505
35,000	CIGNA Corp.	5,118
92,900	Community Health Systems Inc.	594
262,983	Kindred Healthcare Inc.	1,749
73,000	Owens & Minor Inc.	2,619
118,200	Quest Diagnostics Inc.	10,865
97,800	Select Medical Holdings Corp.*	1,218
		34,325
HOTELS, RESTAURANTS & LEISURE—1.6%
171,600	Brinker International Inc.	7,636
87,500	Wyndham Worldwide Corp.	6,918
		14,554
HOUSEHOLD DURABLES—1.5%
60,636	CalAtlantic Group Inc.	2,114
101,478	Ethan Allen Interiors Inc.	2,953

17

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
65,200	Meritage Homes Corp.	$ 2,396
37,400	Whirlpool Corp.	6,541
		14,004
HOUSEHOLD PRODUCTS—0.3%
101,707	Central Garden & Pet Co.*	3,131
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.5%
380,400	AES Corp.	4,352
INSURANCE—8.9%
65,100	Aflac Inc.	4,556
38,100	Allstate Corp.	2,866
47,574	American Financial Group Inc.	4,099
83,000	AmTrust Financial Services Inc.	2,190
59,700	Aspen Insurance Holdings Ltd. (BM)	3,367
40,100	Assurant Inc.	3,895
88,400	Assured Guaranty Ltd. (BM)	3,440
51,900	Axis Capital Holdings Ltd. (BM)	3,322
24,715	Endurance Specialty Holdings Ltd. (BM)	2,291
44,900	Everest Re Group Ltd. (BM)	9,875
150,800	Hartford Financial Services Group Inc.	7,345
105,600	Lincoln National Corp.	7,129
133,300	Maiden Holdings Ltd. (BM)	2,366
57,980	Primerica Inc.	4,375
46,000	Principal Financial Group Inc.	2,626
134,600	Universal Insurance Holdings Inc.	3,520
139,000	Unum Group	6,315
77,600	Validus Holdings Ltd. (BM)	4,423
89,700	XL Group Ltd. (BM)	3,370
		81,370
INTERNET SOFTWARE & SERVICES—0.1%
190,700	DHI Group Inc.*	1,087
IT SERVICES—1.8%
43,000	Amdocs Ltd. (GG)	2,524
151,920	Conduent Inc.*	2,273
110,756	Convergys Corp.	2,749
135,957	Teradata Corp.*	3,992
228,100	Western Union Co.	4,466
		16,004
LEISURE PRODUCTS—0.4%
184,500	American Outdoor Brands Corp.*	3,930
MACHINERY—4.2%
42,500	AGCO Corp.	2,669
170,200	Briggs & Stratton Corp.	3,687
62,200	Cummins Inc.	9,144
89,800	Hillenbrand Inc.	3,282
161,900	Meritor Inc.*	2,336
86,200	Oshkosh Corp.	6,002
55,300	Timken Co.	2,455
111,200	Trinity Industries Inc.	3,062
327,400	Wabash National Corp.	5,779
		38,416
MEDIA—0.8%
26,450	Gannett Co. Inc.	254
98,500	TEGNA Inc.	2,257
108,800	Viacom Inc.	4,585
		7,096
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—0.7%
78,500	Reliance Steel & Aluminum Co.	$ 6,252
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.6%
624,000	Annaly Capital Management Inc.	6,377
202,800	Capstead Mortgage Corp.	2,164
298,300	MFA Financial Inc.	2,354
144,800	PennyMac Mortgage Investment Trust	2,454
121,000	Two Harbors Investment Corp.	1,061
		14,410
MULTILINE RETAIL—1.1%
33,600	Dillard's Inc.	1,896
124,800	Kohl's Corp.	4,971
102,800	Macy's Inc.	3,037
		9,904
MULTI-UTILITIES—2.1%
62,400	Ameren Corp.	3,285
368,400	Public Service Enterprise Group Inc.	16,302
		19,587
OIL, GAS & CONSUMABLE FUELS—4.1%
53,500	Energy XXI Ltd. (BM)*	—
119,000	HollyFrontier Corp.	3,447
133,900	Marathon Petroleum Corp.	6,434
220,437	Murphy Oil Corp.	6,373
163,700	PBF Energy Inc.	3,796
66,300	Ship Finance International Ltd. (BM)	995
106,100	Tesoro Corp.	8,578
117,000	Valero Energy Corp.	7,694
		37,317
PAPER & FOREST PRODUCTS—0.8%
44,800	Clearwater Paper Corp.*	2,818
98,600	Domtar Corp.	4,308
		7,126
PHARMACEUTICALS—0.6%
110,150	Lannett Co. Inc.*	2,220
84,495	Mylan NV (NET)*	3,215
		5,435
ROAD & RAIL—0.8%
74,200	ArcBest Corp.	2,345
62,800	Ryder System Inc.	4,873
		7,218
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
475,000	Amkor Technology Inc.*	4,470
213,100	Applied Materials Inc.	7,299
64,000	Lam Research Corp.	7,351
141,100	Teradyne Inc.	4,004
		23,124
SOFTWARE—1.0%
76,300	CA Inc.	2,386
183,400	Mentor Graphics Corp.	6,769
		9,155
SPECIALTY RETAIL—3.5%
72,700	Bed Bath & Beyond Inc.	2,934
68,800	Dick's Sporting Goods Inc.	3,550

18

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—Continued
123,900	Finish Line Inc.	$ 2,131
53,600	Foot Locker Inc.	3,674
89,100	GameStop Corp.	2,182
138,900	Gap Inc.	3,199
73,700	Group 1 Automotive Inc.	5,954
61,063	Murphy USA Inc.*	3,890
76,700	Penske Automotive Group Inc.	4,169
		31,683
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.3%
197,600	NCR Corp.*	8,501
112,600	NetApp Inc.	4,315
143,800	Seagate Technology plc (IE)	6,493
65,200	Western Digital Corp.	5,198
759,600	Xerox Corp.	5,264
		29,771
THRIFTS & MORTGAGE FINANCE—0.7%
249,400	MGIC Investment Corp.*	2,656
185,900	Radian Group Inc.	3,421
		6,077
TOBACCO—0.4%
58,751	Universal Corp.	3,995
TRADING COMPANIES & DISTRIBUTORS—0.7%
113,600	Aircastle Ltd. (BM)	2,533
133,800	H&E Equipment Services Inc.	3,460
		5,993
TOTAL COMMON STOCKS
(Cost $794,297)		901,951

SHORT-TERM INVESTMENTS—1.1%
(Cost $10,131)
Principal Amount		Value
REPURCHASE AGREEMENTS
$10,131	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $10,337)	$ 10,131
TOTAL INVESTMENTS—99.9%
(Cost $804,428)		912,082
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		843
TOTAL NET ASSETS—100.0%		$912,925

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $10,131 are classified as Level 2. All other holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
BM	Bermuda
GG	Guernsey
IE	Ireland
NET	Netherlands
PA	Panama
SGP	Singapore
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
19

Harbor Small Cap Value Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 2.7%)
COMMON STOCKS—97.3%
Shares		Value
AEROSPACE & DEFENSE—6.2%
523,599	Hexcel Corp.	$ 26,887
172,134	Moog Inc.*	11,338
131,228	Teledyne Technologies Inc.*	16,124
		54,349
BANKS—3.8%
334,221	Trustmark Corp.	11,237
251,969	United Bankshares Inc.	11,288
263,380	WesBanco Inc.	10,930
		33,455
CAPITAL MARKETS—5.1%
237,078	Eaton Vance Corp.	9,941
301,388	Raymond James Financial Inc.	22,583
240,862	Stifel Financial Corp.*	12,122
		44,646
CHEMICALS—6.0%
157,881	Cabot Corp.	8,742
205,027	Scotts Miracle-Gro Co.	18,856
226,390	Valspar Corp.	25,055
		52,653
COMMON STOCKS—Continued
Shares		Value
CONSUMER FINANCE—1.4%
281,303	Firstcash Inc.	$ 12,012
DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
131,295	SBA Communications Corp.*	13,820
ELECTRICAL EQUIPMENT—2.5%
280,212	EnerSys	21,843
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—10.5%
166,253	Coherent Inc.	26,223
381,233	FLIR Systems Inc.	13,469
130,381	Littelfuse Inc.	20,562
215,208	OSI Systems Inc.*	16,070
384,265	Sanmina Corp.*	14,967
		91,291
ENERGY EQUIPMENT & SERVICES—1.3%
93,368	Core Laboratories NV	10,908
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.0%
691,237	First Potomac Realty Trust	7,078
784,733	Medical Properties Trust Inc.	10,006
		17,084
FOOD & STAPLES RETAILING—1.1%
203,991	United Natural Foods Inc.*	9,322
GAS UTILITIES—4.0%
430,750	South Jersey Industries Inc.	14,215
249,656	WGL Holdings Inc.	20,457
		34,672
HEALTH CARE EQUIPMENT & SUPPLIES—1.5%
168,602	Cantel Medical Corp.	13,051
HEALTH CARE PROVIDERS & SERVICES—5.8%
272,030	Centene Corp.*	17,211
257,594	MEDNAX Inc.*	17,606
272,349	Molina Healthcare Inc.*	15,448
		50,265
HOTELS, RESTAURANTS & LEISURE—1.5%
745,631	Bloomin' Brands Inc.	12,758
HOUSEHOLD DURABLES—1.0%
248,856	Meritage Homes Corp.	9,145
INSURANCE—7.2%
479,140	American Equity Investment Life Holding Co.	11,308
288,986	Horace Mann Educators Corp.	11,950
163,842	Reinsurance Group of America Inc.	20,557
164,387	State Auto Financial Corp.	4,152
313,919	United Fire Group Inc.	14,817
		62,784
IT SERVICES—4.5%
344,517	Global Payments Inc.	26,624
321,309	ManTech International Corp.	12,512
		39,136
MACHINERY—11.9%
229,622	Albany International Corp.	10,896
352,133	Altra Industrial Motion Corp.	13,135
460,789	Franklin Electric Co. Inc.	18,593

20

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
1,352,378	Mueller Water Products Inc.	$ 18,203
158,770	Snap-on Inc.	28,821
323,861	Timken Co.	14,379
		104,027
OIL, GAS & CONSUMABLE FUELS—2.8%
333,174	Gulfport Energy Corp.*	6,963
103,776	ONEOK Inc.	5,719
160,839	PDC Energy Inc.*	11,893
		24,575
PHARMACEUTICALS—1.8%
583,368	Catalent Inc.*	15,611
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.0%
391,093	Advanced Energy Industries Inc.*	23,012
265,609	Cabot Microelectronics Corp.	17,931
1,216,357	Entegris Inc.*	22,807
273,072	Monolithic Power Systems Inc.	23,823
		87,573
THRIFTS & MORTGAGE FINANCE—2.1%
432,093	Astoria Financial Corp.	8,171
527,765	EverBank Financial Corp.	10,254
		18,425
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.7%
256,931	GATX Corp.	$ 14,856
TOTAL COMMON STOCKS
(Cost $458,471)		848,261

SHORT-TERM INVESTMENTS—2.8%
(Cost $24,716)
Principal Amount
REPURCHASE AGREEMENTS
$24,716	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $25,214)	24,716
TOTAL INVESTMENTS—100.1%
(Cost $483,187)		872,977
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(871)
TOTAL NET ASSETS—100.0%		$872,106

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $24,716 are classified as Level 2. All other holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.
21

Harbor Domestic Equity Funds
Notes to Portfolios of Investments— January 31, 2017 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds may offer up to four classes of shares, designated as Institutional Class, Administrative Class, Investor Class, and Retirement Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
22

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
23

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Capital Appreciation Fund and Harbor Mid Cap Growth Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
24

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor Capital Appreciation Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Government Money Market Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. This collateral is recognized as the gross liability for securities loaned in the statement of assets and liabilities. During the term of the loan, the Funds will continue to receive interest, dividends, or other amounts, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Funds may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Net securities lending income is disclosed as such in the statements of operations. Securities loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the fair value of the unreturned loaned securities. As of January 31, 2017, Harbor Capital Appreciation Fund had no securities out on loan.
New Accounting Pronouncement
In October 2016, the Securities and Exchange Commission (SEC) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to certain financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the amendments are consistent with the Funds' current financial statement presentation.
25

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2017 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
GROWTH FUNDS
Harbor Capital Appreciation Fund	$15,836,452	$9,087,389	$(219,198)	$8,868,191
Harbor Mid Cap Growth Fund	286,672	47,126	(6,277)	40,849
Harbor Small Cap Growth Fund	529,527	130,234	(16,460)	113,774
Harbor Small Cap Growth Opportunities Fund*	192,882	36,801	(9,695)	27,106
VALUE FUNDS
Harbor Large Cap Value Fund	$ 360,019	$ 96,871	$ (5,438)	$ 91,433
Harbor Mid Cap Value Fund	804,428	164,096	(56,442)	107,654
Harbor Small Cap Value Fund*	483,187	397,145	(7,355)	389,790

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
26

Notes

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.DE.0117

Quarterly Schedule of
Portfolio Holdings
January 31, 2017
International & Global  Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
Harbor International Fund	HAINX	HRINX	HIINX	HNINX
Harbor Diversified International All Cap Fund	HAIDX	HRIDX	HIIDX	HNIDX
Harbor International Growth Fund	HAIGX	HRIGX	HIIGX	HNGFX
Harbor International Small Cap Fund	HAISX	HRISX	HIISX	HNISX
Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX	HNGIX
Harbor Emerging Markets Equity Fund	HAEMX	HREMX	HIEEX	HNEMX

Harbor International Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.9%)
COMMON STOCKS—95.8%
Shares		Value
AEROSPACE & DEFENSE—1.7%
73,229,357	Rolls-Royce Holdings plc (UK)*	$ 616,783
AUTO COMPONENTS—1.9%
6,388,112	Cie Generale des Etablissements Michelin (FR)	686,290
BANKS—7.9%
83,395,536	Banco Bilbao Vizcaya Argentaria SA (SP)	567,139
13,262,775	Bancolombia SA ADR (COL)[1]	502,129
7,472,063	Erste Group Bank AG (AUT)*	227,757
819,657,498	Lloyds Banking Group plc (UK)	672,283
82,370,586	Standard Chartered plc (UK)*	806,601
		2,775,909
BEVERAGES—8.5%
9,204,000	AmBev SA (BR)	50,251
9,366,608	AmBev SA ADR (BR)[1]	50,486
7,046,598	Anheuser-Busch InBev SA (BEL)	735,792
24,109,497	Diageo plc (UK)	669,710
10,307,401	Heineken NV (NET)	770,880
6,315,120	Pernod Ricard SA (FR)	738,704
		3,015,823
BIOTECHNOLOGY—2.7%
17,261,099	Shire plc (UK)	961,025
CAPITAL MARKETS—2.0%
94,813	Deutsche Boerse AG (GER)	8,451
617,400	Deutsche Boerse AG - Tender (GER)*	56,970
38,826,992	UBS Group AG (SWS)	630,990
		696,411
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—4.0%
7,863,743	Bayer AG (GER)	$ 873,497
3,363,501	Linde AG (GER)	546,987
		1,420,484
CONSTRUCTION MATERIALS—2.5%
79,338,778	Cementos Argos SA (COL)	316,297
19,205,523	Grupo Argos SA (COL)	127,128
8,270,746	LafargeHolcim Ltd. (SWS)*	445,329
		888,754
DIVERSIFIED FINANCIAL SERVICES—1.9%
9,677,533	Grupo Aval Acciones y Valores SA ADR (COL)[1]	80,517
15,540,124	Grupo de Inversiones Suramericana SA (COL)	207,219
9,936,836	Investor AB (SW)	396,641
		684,377
ELECTRICAL EQUIPMENT—1.6%
7,864,841	Schneider Electric SE (FR)	562,761
ENERGY EQUIPMENT & SERVICES—3.9%
16,549,652	Schlumberger Ltd. (US)	1,385,371
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.5%
25,944,435	British Land Co. plc (UK)	190,696
13,063,262	Great Portland Estates plc (UK)	102,231
16,676,136	Land Securities Group plc (UK)	208,995
3,123,085	Unibail-Rodamco SE (FR)	719,720
		1,221,642
FOOD PRODUCTS—2.0%
9,694,469	Nestlé SA (SWS)	710,261
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
6,603,484	Essilor International SA (FR)	774,695
9,667,500	Hoya Corp. (JP)	421,377
4,370,200	Olympus Corp. (JP)	151,184
		1,347,256
HEALTH CARE PROVIDERS & SERVICES—1.5%
6,843,620	Fresenius SE & Co. KGaA (GER)	541,636
HOTELS, RESTAURANTS & LEISURE—8.2%
35,924,835	Las Vegas Sands Corp. (US)	1,888,928
11,304,800	MGM China Holdings Ltd. (CHN)	21,959
9,797,688	Wynn Resorts Ltd. (US)	993,779
		2,904,666
HOUSEHOLD PRODUCTS—1.7%
7,195,134	Reckitt Benckiser Group plc (UK)	617,382
INSURANCE—6.0%
3,560,925	Allianz SE (GER)	605,230
24,928,027	AXA SA (FR)	612,663
21,302,000	Tokio Marine Holdings Inc. (JP)	888,165
		2,106,058
INTERNET SOFTWARE & SERVICES—2.2%
7,721,827	Alibaba Group Holding Ltd. ADR (CHN)*,1	782,298
MACHINERY—5.9%
22,149,840	Atlas Copco AB Class A (SW)	710,384
4,355,700	FANUC Corp. (JP)	855,140

1

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
1,076,500	SMC Corp. (JP)	$ 293,861
9,136,319	Weir Group plc (UK)	231,446
		2,090,831
MEDIA—5.9%
8,651,200	Dentsu Inc. (JP)	399,850
10,183,225	Grupo Televisa SAB ADR (MEX)[1]	228,104
7,013,802	JCDecaux SA (FR)	224,530
6,469,531	Liberty Global plc Class A (UK)*	236,009
5,819,873	Liberty Global plc Class C (UK)*	204,452
620,456	Liberty Global plc LiLAC Class A (UK)*	14,283
733,898	Liberty Global plc LiLAC Class C (UK)*	16,381
40,716,490	Vivendi SA (FR)	746,580
		2,070,189
METALS & MINING—0.5%
8,845,371	Barrick Gold Corp. (CAN)	163,109
OIL, GAS & CONSUMABLE FUELS—0.4%
6,635,517	Statoil ASA (NOR)	123,734
PERSONAL PRODUCTS—1.9%
3,628,521	L'Oreal SA (FR)	659,727
PHARMACEUTICALS—7.2%
40,482,361	Indivior plc (UK)	151,178
11,681,892	Novartis AG (SWS)	862,445
22,629,971	Novo Nordisk AS (DEN)	817,841
2,660,291	Roche Holding AG (SWS)	630,351
2,772,602	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	92,688
		2,554,503
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
4,880,339	ASML Holding NV (NET)	592,589
SOFTWARE—1.7%
6,499,862	SAP SE (GER)	594,413
TEXTILES, APPAREL & LUXURY GOODS—1.8%
7,451,784	Cie Financiere Richemont SA (SWS)[2]	580,343
137,950	Hermes International (FR)	59,951
		640,294
TOBACCO—1.3%
14,024,000	Japan Tobacco Inc. (JP)	452,352
TOTAL COMMON STOCKS
(Cost $26,611,347)		33,866,928

PREFERRED STOCKS—0.3%
Shares		Value
CONSTRUCTION MATERIALS—0.2%
12,401,019	Grupo Argos SA (COL)	$ 79,883
DIVERSIFIED FINANCIAL SERVICES—0.1%
3,487,318	Grupo de Inversiones Suramericana SA (COL)	45,333
TOTAL PREFERRED STOCKS
(Cost $117,901)		125,216

SHORT-TERM INVESTMENTS—2.7%
Principal Amount
COMMERCIAL PAPER—2.4%
	Exxon Mobil Corp.
$150,000	0.000%—02/02/2017-02/06/2017	150,000
	GE Capital Treasury Services LLC
250,000	0.000%—02/01/2017-02/02/2017	250,000
	General Electric Co.
450,000	0.000%—02/02/2017-02/07/2017	450,000
		850,000
REPURCHASE AGREEMENTS—0.3%
86,653	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $88,389)	86,653
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—0.0%
8,709,388	State Street Navigator Securities Lending Government Money Market Portfolio (1-day yield of 0.52%)[3]	8,709
TOTAL SHORT-TERM INVESTMENTS
(Cost $945,362)		945,362
TOTAL INVESTMENTS—98.8%
(Cost $27,674,610)		34,937,506
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		420,346
TOTAL NET ASSETS—100.0%		$35,357,852

RIGHTS/WARRANTS OPEN AT JANUARY 31, 2017
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Genting Bhd	30,633,782	MYR$ 7.96	12/18/2018	$ 14,434	$9,890
2

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Europe	$ 471,125	$23,043,611	$—	$23,514,736
Latin America	1,511,880	50,251	—	1,562,131
Middle East/Central Asia	92,688	—	—	92,688
North America	4,431,187	—	—	4,431,187
Pacific Basin	782,298	3,483,888	—	4,266,186
Preferred Stocks
Latin America	125,216	—	—	125,216
Short-Term Investments
Commercial Paper	—	850,000	—	850,000
Repurchase Agreements	—	86,653	—	86,653
Investment Company-Securities Lending Investment Fund	8,709	—	—	8,709
Total Investments in Securities	$7,423,103	$27,514,403	$—	$34,937,506
Financial Derivative Instruments - Assets
Rights/Warrants	$ 9,890	$ —	$—	$ 9,890
Total Investments	$7,432,993	$27,514,403	$—	$34,947,396
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2017 (000s)
Preferred Stocks	$4,508	$—	$(4,521)	$—	$—	$13	$—	$—	$—
Of the Level 2 investments presented above, certain Common Stocks valued at $786,043 were categorized in Level 1 at October 31, 2016. Transfers from Level 1 to Level 2 were the result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$9,890	$—

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	A portion or all of this security was out on loan as of January 31, 2017.
3	Represents the investment of collateral received from securities lending activities.
MYR$	Malaysian Ringgit
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Diversified International All Cap Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 4.9%)
COMMON STOCKS—93.8%
Shares		Value
AEROSPACE & DEFENSE—1.6%
10,819	Airbus SE (FR)	$ 733
113,353	BAE Systems plc (UK)	833
66,280	Rolls-Royce Holdings plc (UK)*	558
COMMON STOCKS—Continued
Shares		Value
AEROSPACE & DEFENSE—Continued
3,847	Thales SA (FR)	$ 361
23,633	Zodiac Aerospace (FR)	718
		3,203
AIR FREIGHT & LOGISTICS—0.4%
5,664	Oesterreichische Post AG (AUT)*	205
29,400	Yamato Holdings Co. Ltd. (JP)	592
		797
AIRLINES—0.3%
41,378	Air France-KLM (FR)*	218
19,285	EasyJet plc (UK)	231
3,600	Japan Airlines Co. Ltd. (JP)	115
		564
AUTO COMPONENTS—0.4%
3,300	Bridgestone Corp. (JP)	121
9,742	Nokian Renkaat OYJ (FIN)	365
22,400	Sumitomo Electric Industries Ltd. (JP)	326
700	Toyota Industries Corp. (JP)	34
		846
AUTOMOBILES—1.8%
8,845	Bayerische Motoren Werke AG (GER)	808
5,000	Fuji Heavy Industries Ltd. (JP)	200
5,711	Hyundai Motor Co. (S. KOR)	687
19,500	Nissan Motor Co. Ltd. (JP)	193
330,153	Piaggio & C. SpA (IT)	549
22,900	Toyota Motor Corp. (JP)	1,332
		3,769
BANKS—8.9%
31,819	Alpha Bank AE (GRC)*	56
27,608	Axis Bank Ltd. (IND)	190
10,438	Banco Santander SA (SP)	58
13,565	Bancolombia SA ADR (COL)[1]	514
128,600	Bangkok Bank PCL (THA)	638
53,683	Bank of Baroda (IND)*	131
2,824,303	Bank of Ireland (IE)*	759
1,861	Bank Pekao SA (POL)	63
308,991	Barclays plc (UK)	858
9,027	BGEO Group plc (UK)	336
15,457	BNP Paribas SA (FR)	989
4,138	Danske Bank AS (DEN)	138
10,775	DBS Group Holdings Ltd. (SGP)	146
19,047	DNB ASA (NOR)	318
16,000	Fukuoka Financial Group Inc. (JP)	71
23,087	Hana Financial Group Inc. (S. KOR)	685
87,826	HSBC Holdings plc (HK)	748
50,459	Intesa Sanpaolo SpA (IT)	118
45,800	Kasikornbank PCL (THA)	245
6,372	KB Financial Group Inc. (S. KOR)	258
3,902	Komercni Banka AS (CZ)	138
1,020,087	Lloyds Banking Group plc (UK)	837
37,400	Mitsubishi UFJ Financial Group Inc. (JP)	239
497,500	Mizuho Financial Group Inc. (JP)	923
30,377	Nordea Bank AB (SW)	367
190,900	Resona Holdings Inc. (JP)	1,033
56,397	Sberbank of Russia PJSC ADR (RUS)[1]	658
27,884	Shinhan Financial Group Co. Ltd. (S. KOR)	1,102
51,190	Standard Bank Group Ltd. (S. AFR)	547
64,405	Standard Chartered plc (UK)*	631
34,700	Sumitomo Mitsui Financial Group Inc. (JP)	1,361

4

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
17,500	Sumitomo Mitsui Trust Holdings Inc. (JP)	$ 652
78,962	Svenska Handelsbanken AB (SW)	1,179
65,500	Thanachart Capital PCL (THA)	88
252,399	Turkiye Garanti Bankasi AS (TUR)	557
16,189	UniCredit Spa (IT)	442
9,132	United Overseas Bank Ltd. (SGP)	136
		18,209
BEVERAGES—3.7%
10,984	Anheuser-Busch InBev SA (BEL)	1,147
6,007	Carlsberg AS (DEN)	543
244,666	China Resources Beer Holdings Co. Ltd. (CHN)*	497
51,650	Cia Cervecerias Unidas SA (CL)	585
76,853	Coca-Cola Amatil Ltd. (AUS)	568
12,275	Davide Campari-Milano SpA (IT)	123
37,065	Diageo plc (UK)	1,030
13,469	Heineken NV (NET)	1,007
7,422	Hite Jinro Co. Ltd. (S. KOR)	133
92,800	Kirin Holdings Co. Ltd. (JP)	1,521
3,400	Suntory Beverage & Food Ltd. (JP)	145
74,000	Tsingtao Brewery Co. Ltd. (CHN)	295
		7,594
BUILDING PRODUCTS—1.9%
78,032	Assa Abloy AB Class B (SW)	1,477
3,632	Geberit AG (SWS)	1,552
35,800	LIXIL Group Corp. (JP)	836
		3,865
CAPITAL MARKETS—2.6%
93,528	3i Group plc (UK)	826
36,453	Brookfield Asset Management Inc. (CAN)	1,261
62,537	BTG Pactual Group (BR)*	329
5,654	Close Brothers Group plc (UK)	103
59,262	IG Group Holdings plc (UK)	398
41,593	Jupiter Fund Management plc (UK)	211
73,922	NEX Group plc (UK)	534
133,600	Nomura Holdings Inc. (JP)	828
47,964	UBS Group AG (SWS)	780
		5,270
CHEMICALS—2.5%
11,766	Akzo Nobel NV (NET)	799
12,610	BASF SE (GER)	1,217
27,373	DuluxGroup Ltd. (AUS)	126
1,421	Enaex SA (CL)	14
4,900	Nissan Chemical Industries Ltd. (JP)	175
28,910	Orica Ltd. (AUS)	412
1,463	Sociedad Quimica y Minera de Chile SA ADR (CL)[1]	47
76,000	Sumitomo Chemical Co. Ltd. (JP)	405
5,014	Symrise AG (GER)	302
75,910	Tikkurila OYJ (FIN)	1,549
		5,046
COMMERCIAL SERVICES & SUPPLIES—2.1%
1,000	AEON Delight Co. Ltd. (JP)	29
16,228	Berendsen plc (UK)	170
420,757	Cleanaway Waste Management Ltd. (AUS)	364
16,881	Edenred (FR)	368
3,834	Elis SA (FR)	69
232,249	G4S plc (UK)	748
87,373	HomeServe plc (UK)	659
3,976	ISS AS (DEN)	142
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
11,484	Ritchie Bros Auctioneers Inc. (CAN)	$ 372
1,475	S-1 Corp. (S. KOR)	107
6,700	Secom Co. Ltd. (JP)	484
338,065	Serco Group plc (UK)*	614
145,087	Spotless Group Holdings Ltd. (AUS)	103
		4,229
COMMUNICATIONS EQUIPMENT—0.1%
51,492	Telefonaktiebolaget LM Ericsson (SW)	305
CONSTRUCTION & ENGINEERING—1.1%
13,620	Boskalis Westminster NV (NET)	504
12,000	Maeda Corp. (JP)	105
109,100	Obayashi Corp. (JP)	1,039
11,000	Penta-Ocean Construction Co. Ltd. (JP)	54
52,000	Shimizu Corp. (JP)	478
600	SHO-BOND Holdings Co. Ltd. (JP)	25
		2,205
CONSTRUCTION MATERIALS—0.3%
3,048	CRH plc (IE)	106
999	Imerys SA (FR)	80
2,166	Vicat SA (FR)	132
19,435	Wienerberger AG (AUT)	375
		693
CONSUMER FINANCE—0.7%
6,500	AEON Financial Service Co. Ltd. (JP)	116
5,200	Hitachi Capital Corp. (JP)	134
78,110	International Personal Finance plc (UK)	172
103,522	Non-Standard Finance plc (UK)[2]	85
24,771	Provident Financial plc (UK)	853
		1,360
CONTAINERS & PACKAGING—0.4%
11,327	Amcor Ltd. (AUS)	123
22,858	Orora Ltd. (AUS)	50
31,400	Toyo Seikan Group Holdings Ltd. (JP)	579
		752
DISTRIBUTORS—0.1%
12,575	Inchcape plc (UK)	114
DIVERSIFIED FINANCIAL SERVICES—0.1%
406,000	First Pacific Co. Ltd. (HK)	308
DIVERSIFIED TELECOMMUNICATION SERVICES—2.2%
52,772	Deutsche Telekom AG (GER)	924
205,515	Koninklijke KPN NV (NET)	592
20,616	LG Uplus Corp. (S. KOR)	203
54,200	Nippon Telegraph & Telephone Corp. (JP)	2,394
129,003	Spark New Zealand Ltd. (NZ)	332
20,185	Telkom SA SOC Ltd. (S. AFR)	111
		4,556
ELECTRIC UTILITIES—0.6%
58,922	CESC Ltd. (IND)	636
41,000	Tohoku Electric Power Co. Inc. (JP)	500
		1,136
ELECTRICAL EQUIPMENT—1.7%
21,211	Legrand SA (FR)	1,232

5

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
651,850	TECO Electric and Machinery Co. Ltd. (TW)	$ 589
22,375	Vestas Wind Systems AS (DEN)	1,569
		3,390
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
9,000	Azbil Corp. (JP)	271
104,000	Chroma ATE Inc. (TW)	273
80,735	Delta Electronics Inc. (TW)	451
263,000	Hitachi Ltd. (JP)	1,506
10,900	Kyocera Corp. (JP)	567
3,800	Nippon Signal Co. Ltd. (JP)	36
3,800	Omron Corp. (JP)	156
14,298	Spectris plc (UK)	435
1,600	TDK Corp. (JP)	115
		3,810
ENERGY EQUIPMENT & SERVICES—0.6%
25,583	Amec Foster Wheeler plc (UK)	143
5,562	Petrofac Ltd. (UK)	65
1,386,543	Saipem SpA (IT)*	712
3,304	TechnipFMC plc (UK)*	108
14,653	Vallourec SA (FR)*	104
		1,132
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.2%
44,709	Grivalia Properties REIC AE (GRC)	382
FOOD & STAPLES RETAILING—2.0%
42,130	Almacenes Exito SA (COL)	225
14,600	Dairy Farm International Holdings Ltd. (HK)	122
30,956	Koninklijke Ahold Delhaize NV (NET)	659
17,686	Loblaw Cos. Ltd. (CAN)	930
2,500	Matsumotokiyoshi Holdings Co. Ltd. (JP)	124
113,612	Metcash Ltd. (AUS)*	182
53,976	O'Key Group SA GDR (RUS)[3]	135
35,400	Seven & I Holdings Co. Ltd. (JP)	1,413
120,065	Tesco plc (UK)*	295
		4,085
FOOD PRODUCTS—1.5%
315,000	China Mengniu Dairy Co. Ltd. (CHN)	588
56,507	Devro plc (UK)	117
40,033	Industrias Bachoco SAB de CV (MEX)	155
8,000	NH Foods Ltd. (JP)	218
46,800	Nippon Suisan Kaisha Ltd. (JP)	231
2,543	PGG Wrightson Ltd. (NZ)	1
326,255	Tingyi Cayman Islands Holding Corp. (CHN)	371
10,400	Toyo Suisan Kaisha Ltd. (JP)	371
9,553	Viscofan SA (SP)	486
826,000	Want Want China Holdings Ltd. (CHN)	589
		3,127
GAS UTILITIES—0.1%
34,000	Tokyo Gas Co. Ltd. (JP)	151
HEALTH CARE EQUIPMENT & SUPPLIES—1.9%
19,386	Coloplast AS (DEN)	1,390
134,921	ConvaTec Group plc (UK)*,2	417
35,032	GN Store Nord AS (DEN)	782
7,720	Smith & Nephew plc (UK)	116
2,883	Sonova Holding AG (SWS)	382
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
40,200	Top Glove Corp. Bhd (MAL)	$ 47
36,742	William Demant Holding AS (DEN)*	688
		3,822
HEALTH CARE PROVIDERS & SERVICES—1.1%
35,700	Alfresa Holdings Corp. (JP)	588
18,308	Fresenius Medical Care AG & Co. KGaA (GER)	1,494
127,316	Sigma Pharmaceuticals Ltd. (AUS)	116
		2,198
HOTELS, RESTAURANTS & LEISURE—3.5%
468,000	Ajisen China Holdings Ltd. (CHN)	187
11,367	Carnival plc (UK)	608
86,829	Compass Group plc (UK)	1,545
167,200	GL Ltd. (SGP)	93
34,412	GVC Holdings plc (UK)	263
162,000	Hongkong & Shanghai Hotels Ltd. (HK)	180
147,172	Merlin Entertainments plc (UK)[2]	885
11,173	Millennium & Copthorne Hotels plc (UK)	61
12,466	OPAP SA (GRC)	110
9,718	Paddy Power Betfair plc (UK)	1,020
135,365	SSP Group plc (UK)	666
503,149	Thomas Cook Group plc (UK)	553
59,989	TUI AG (UK)	880
		7,051
HOUSEHOLD DURABLES—0.8%
19,413	Barratt Developments plc (UK)	117
9,600	Casio Computer Co. Ltd. (JP)	133
16,666	GUD Holdings Ltd. (AUS)	123
23,580	McCarthy & Stone plc (UK)[2]	49
154,200	MRV Engenharia e Participacoes SA (BR)	624
31,900	Nikon Corp. (JP)	515
8,400	Sekisui Chemical Co. Ltd. (JP)	137
		1,698
HOUSEHOLD PRODUCTS—0.8%
18,555	Reckitt Benckiser Group plc (UK)	1,592
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.2%
2,711,800	Energy Development Corp. (PHIL)	297
846,200	Lopez Holdings Corp. (PHIL)	135
		432
INDUSTRIAL CONGLOMERATES—2.1%
85,000	CK Hutchison Holdings Ltd. (HK)	1,019
8,255	DCC plc (UK)	666
15,600	Jardine Matheson Holdings Ltd. (HK)	962
22,252	Koninklijke Philips NV (NET)	653
2,981	LG Corp. (S. KOR)	152
326,096	Quinenco SA (CL)	895
		4,347
INSURANCE—5.2%
24,921	Admiral Group plc (UK)	558
21,546	AXA SA (FR)	530
40,797	Cover-More Group Ltd. (AUS)	60
96,700	Dai-ichi Life Holdings Inc. (JP)	1,753
2,350	Fairfax Financial Holdings Ltd. (CAN)	1,098
34,700	Great Eastern Holdings Ltd. (SGP)	507
1,072	Hannover Rueck SE (GER)	118
195	Helvetia Holding AG (SWS)	110
51,000	Japan Post Holdings Co. Ltd. (JP)	641

6

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
43,500	MS&AD Insurance Group Holdings Inc. (JP)	$ 1,455
124,999	Old Mutual plc (S. AFR)	329
51,981	Porto Seguro SA (BR)*	434
35,433	Sampo OYJ (FIN)	1,641
200	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	46
18,900	Sompo Holdings Inc. (JP)	684
26,186	St. James's Place plc (UK)	354
5,300	Tokio Marine Holdings Inc. (JP)	221
5,174	Topdanmark AS (DEN)*	136
		10,675
INTERNET & DIRECT MARKETING RETAIL—0.1%
40,800	B2W Cia Digital (BR)*	155
448	CJ O Shopping Co. Ltd. (S. KOR)	62
477	GS Home Shopping Inc. (S. KOR)	75
		292
INTERNET SOFTWARE & SERVICES—2.0%
26,255	Auto Trader Group plc (UK)[2]	133
4,168	Baidu Inc. ADR (CHN)*,1	730
43,352	Just Eat plc (UK)*	295
82,005	Moneysupermarket.com Group plc (UK)	341
31,931	Rightmove plc (UK)	1,618
42,071	Yandex NV (RUS)*	973
		4,090
IT SERVICES—0.9%
3,000	Fujitsu Ltd. (JP)	17
4,351	Genpact Ltd. (US)*	107
24,200	NTT Data Corp. (JP)	1,220
1,900	OBIC Co. Ltd. (JP)	91
3,400	SCSK Corp. (JP)	128
94,000	TravelSky Technology Ltd. (CHN)	211
		1,774
LEISURE PRODUCTS—0.7%
7,104	Amer Sports OYJ (FIN)	188
37,300	Bandai Namco Holdings Inc. (JP)	1,027
225,000	Goodbaby International Holdings Ltd. (HK)	98
4,976	Technogym SpA (IT)*,2	25
		1,338
LIFE SCIENCES TOOLS & SERVICES—0.4%
1,495	Eurofins Scientific SE (FR)	671
1,390	Gerresheimer AG (GER)	114
		785
MACHINERY—2.4%
2,700	Aida Engineering Ltd. (JP)	27
2,859	Andritz AG (AUT)	154
112,519	CNH Industrial NV (IT)	1,000
8,200	Daifuku Co. Ltd. (JP)	181
2,792	GEA Group AG (GER)	116
3,824	IMI plc (UK)	56
10,300	Kubota Corp. (JP)	164
6,297	Metso OYJ (FIN)	194
171,000	Mitsubishi Heavy Industries Ltd. (JP)	768
2,800	OSG Corp. (JP)	58
24,490	Rotork plc (UK)	79
51,055	Sandvik AB (SW)	689
8,699	Stabilus SA (GER)	526
4,600	Tadano Ltd. (JP)	56
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
5,326	Wartsila OYJ Abp (FIN)	$ 267
376,000	Yungtay Engineering Co. Ltd. (TW)	539
		4,874
MARINE—0.2%
3,423,955	Cia Sud Americana de Vapores SA (CL)*	103
133,587	Grindrod Ltd. (S. AFR)	140
44,256	Irish Continental Group plc (IE)	225
		468
MEDIA—3.2%
8,322	Axel Springer SE (GER)	439
9,529	CTS Eventim AG & Co. KGaA (GER)	331
50,306	Daily Mail & General Trust plc (UK)	439
380,354	Fairfax Media Ltd. (AUS)	245
52,200	Fuji Media Holdings Inc. (JP)	756
53,961	Informa plc (UK)	444
388,778	ITV plc (UK)	998
5,124	JCDecaux SA (FR)	164
26,371	Mediaset Espana Comunicacion SA (SP)	323
8,728	Modern Times Group Mortgage AB Class B (SW)	269
32,020	Nippon Television Holdings Inc. (JP)	583
7,179	Schibsted ASA Class A (NOR)	190
7,179	Schibsted ASA Class B (NOR)	179
17,032	Sky plc (UK)	215
55,600	Television Broadcasts Ltd. (HK)	213
31,252	WPP plc (UK)	727
		6,515
METALS & MINING—3.4%
33,907	Acerinox SA (SP)	466
396,594	Alumina Ltd. (AUS)	584
1,933	Anglo American Platinum Ltd. (S. AFR)*	51
56,699	Anglo American plc (S. AFR)*	978
14,851	Antofagasta plc (UK)	157
48,175	ArcelorMittal SA (FR)*	376
12,063	BHP Billiton Ltd. (AUS)	245
25,400	BHP Billiton plc (UK)	463
100,534	BlueScope Steel Ltd. (AUS)	855
25,851	Cia de Minas Buenaventura SAA ADR (PER)[1]	356
175,712	Glencore plc (UK)*	728
38,214	Iluka Resources Ltd. (AUS)	219
28,000	JFE Holdings Inc. (JP)	490
24,572	Newcrest Mining Ltd. (AUS)	403
12,573	Rio Tinto plc (UK)	557
		6,928
MULTILINE RETAIL—0.6%
47,100	Isetan Mitsukoshi Holdings Ltd. (JP)	551
2,603	Lotte Shopping Co. Ltd. (S. KOR)	507
9,500	Marui Group Co. Ltd. (JP)	136
600	Ryohin Keikaku Co. Ltd. (JP)	112
		1,306
MULTI-UTILITIES—0.2%
15,036	Centrica plc (UK)	43
26,077	National Grid plc (UK)	305
		348
OIL, GAS & CONSUMABLE FUELS—3.1%
234,081	BP plc (UK)	1,398
53,814	Canadian Natural Resources Ltd. (CAN)	1,627
315,300	CNOOC Ltd. (CHN)	394

7

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
8,766	Lukoil PJSC ADR (RUS)[1]	$ 493
21,733	PrairieSky Royalty Ltd. (CAN)	509
41,311	Royal Dutch Shell plc (UK)	1,142
21,607	Santos Ltd. (AUS)	66
22,934	Statoil ASA (NOR)	427
5,095	Total SA (FR)	258
		6,314
PERSONAL PRODUCTS—1.7%
81,252	Asaleo Care Ltd. (AUS)	93
20,300	Kao Corp. (JP)	1,005
80,668	Natura Cosmeticos SA (BR)	647
15,500	Shiseido Co. Ltd. (JP)	433
30,245	Unilever plc (UK)	1,225
		3,403
PHARMACEUTICALS—2.5%
9,300	Haw Par Corp. Ltd. (SGP)	63
15,991	Novartis AG (SWS)	1,181
24,319	Novo Nordisk AS (DEN)	879
12,700	Otsuka Holdings Co. Ltd. (JP)	585
5,599	Roche Holding AG (SWS)	1,327
3,122	Sanofi (FR)	251
2,500	Sawai Pharmaceutical Co. Ltd. (JP)	131
37,200	Sumitomo Dainippon Pharma Co. Ltd. (JP)	631
208	Virbac SA (FR)*	38
		5,086
PROFESSIONAL SERVICES—3.0%
13,650	Adecco Group AG (SWS)	977
66,689	ALS Ltd. (AUS)	300
77,507	Capita plc (UK)	489
1,281	DKSH Holding AG (SWS)	95
39,923	Experian plc (UK)	771
321,581	Hays plc (UK)	619
33,706	Intertek Group plc (UK)	1,443
3,300	Nomura Co. Ltd. (JP)	57
18,586	Pagegroup plc (UK)	101
2,079	Randstad Holding NV (NET)	121
55,126	RELX plc (UK)	989
1,800	TechnoPro Holdings Inc. (JP)	62
7,900	Temp Holdings Co. Ltd. (JP)	137
		6,161
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
6,500	Cheung Kong Property Holdings Ltd. (HK)	43
3,700	Daiwa House Industry Co. Ltd. (JP)	100
91,015	LPS Brasil Consultoria de Imoveis SA (BR)*	132
33,000	Mitsubishi Estate Co. Ltd. (JP)	628
18,031	New World Development Co. Ltd. (HK)	21
47,100	NTT Urban Development Corp. (JP)	414
23,089	United Industrial Corp. Ltd. (SGP)	47
		1,385
ROAD & RAIL—1.8%
14,300	East Japan Railway Co. (JP)	1,295
13,791	Globaltrans Investment plc GDR (RUS)[3]	87
18,767	National Express Group plc (UK)	80
11,624	Northgate plc (UK)	74
3,600	Senko Co. Ltd. (JP)	23
COMMON STOCKS—Continued
Shares		Value
ROAD & RAIL—Continued
98,215	Stagecoach Group plc (UK)	$ 259
27,500	West Japan Railway Co. (JP)	1,792
		3,610
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.3%
1,457	ASML Holding NV (NET)	177
15,539	SK Hynix Inc. (S. KOR)	718
237,000	Taiwan Semiconductor Manufacturing Co. Ltd. (TW)	1,412
3,300	Tokyo Electron Ltd. (JP)	342
		2,649
SOFTWARE—0.3%
17,138	Playtech plc (UK)	179
48,500	TOTVS SA (BR)	402
		581
SPECIALTY RETAIL—1.2%
902,700	Esprit Holdings Ltd. (HK)*	705
2,249	Fielmann AG (GER)	157
13,796	Fourlis Holdings SA (GRC)*	65
7,344	JUMBO SA (GRC)	103
72,961	Pets at Home Group plc (UK)	184
2,309	Premier Investments Ltd. (AUS)	23
32,158	WH Smith plc (UK)	661
95,900	Yamada Denki Co. Ltd. (JP)	528
		2,426
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.6%
45,500	FUJIFILM Holdings Corp. (JP)	1,762
23,873	Logitech International SA (SWS)	683
240,000	NEC Corp. (JP)	554
7,262	Neopost SA (FR)	240
1,187	Samsung Electronics Co. Ltd. (S. KOR)	2,019
		5,258
TEXTILES, APPAREL & LUXURY GOODS—2.2%
4,061	adidas AG (GER)	641
12,724	Cie Financiere Richemont SA (SWS)	991
45,243	Cie Financiere Richemont SA ADR (S. AFR)[1]	354
254,000	Daphne International Holdings Ltd. (CHN)*	23
803,500	Li Ning Co. Ltd. (CHN)*	510
24,060	Luxottica Group SpA (IT)	1,292
31,000	Onward Holdings Co. Ltd. (JP)	229
140,954	Ruentex Industries Ltd. (TW)	262
20,000	Shenzhou International Group Holdings Ltd. (CHN)	123
54,746	Stella International Holdings Ltd. (HK)	83
30,000	Texwinca Holdings Ltd. (HK)	19
		4,527
TOBACCO—0.2%
1,294	British American Tobacco plc (UK)	80
6,900	Japan Tobacco Inc. (JP)	222
6,381	Swedish Match AB (SW)	208
		510
TRADING COMPANIES & DISTRIBUTORS—1.1%
10,318	Brenntag AG (GER)	600
46,918	Bunzl plc (UK)	1,237
9,900	ITOCHU Corp. (JP)	136
16,400	Mitsubishi Corp. (JP)	371
		2,344

8

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—0.6%
24,552	China Merchants Port Holdings Co. Ltd. (CHN)	$ 66
88,365	Global Ports Investments plc GDR (RUS)*,3	415
40,907	Groupe Eurotunnel SE (FR)	381
23,000	Mitsubishi Logistics Corp. (JP)	327
		1,189
WIRELESS TELECOMMUNICATION SERVICES—2.0%
14,786	America Movil SAB de CV ADR (MEX)[1]	187
49,682	Bharti Airtel Ltd. (IND)	256
2,600	KDDI Corp. (JP)	70
5,223	Millicom International Cellular SA SDR (SW)[3]	259
35,725	MTN Group Ltd. (S. AFR)	333
29,352	Rogers Communications Inc. (CAN)	1,273
42,748	SmarTone Telecommunications Holdings Ltd. (HK)	59
12,400	SoftBank Group Corp. (JP)	955
100,677	TIM Participacoes SA (BR)	286
109,967	Vodafone Group plc (UK)	269
431,975	XL Axiata Tbk (IDR)*	94
		4,041
TOTAL COMMON STOCKS
(Cost $178,875)		190,915

PREFERRED STOCKS—1.3%
AUTOMOBILES—0.4%
4,852	Volkswagen AG (GER)	758
BANKS—0.4%
20,380	Banco Bradesco SA (BR)	211
191,532	Itausa - Investimentos Itau SA (BR)	564
		775
PREFERRED STOCKS—Continued
Shares		Value
FOOD & STAPLES RETAILING—0.1%
12,444	Cia Brasileira de Distribuicao (BR)	$ 229
TEXTILES, APPAREL & LUXURY GOODS—0.4%
269,854	Alpargatas SA (BR)*	890
TOTAL PREFERRED STOCKS
(Cost $2,095)		2,652

SHORT-TERM INVESTMENTS—7.6%
(Cost $15,433)
Principal Amount
REPURCHASE AGREEMENTS
$15,433	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $15,745)	15,433
TOTAL INVESTMENTS—102.7%
(Cost $196,403)		209,000
CASH AND OTHER ASSETS, LESS LIABILITIES—(2.7)%		(5,470)
TOTAL NET ASSETS—100.0%		$203,530

RIGHTS/WARRANTS OPEN AT JANUARY 31, 2017
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Elis SA Right	3,557	€ 12.55	02/03/2017	$ —	$4

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$ —	$ 2,843	$—	$ 2,843
Europe	3,403	95,137	—	98,540
Latin America	1,484	4,606	—	6,090
Middle East/Central Asia	—	1,213	—	1,213
North America	7,177	—	—	7,177
Pacific Basin	730	74,322	—	75,052
Preferred Stocks
Europe	—	758	—	758
Latin America	—	1,894	—	1,894
9

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Short-Term Investments
Repurchase Agreements	$ —	$ 15,433	$—	$ 15,433
Total Investments in Securities	$12,794	$196,206	$—	$209,000
Financial Derivative Instruments - Assets
Rights/Warrants	$ 4	$ —	$—	$ 4
Total Investments	$12,798	$196,206	$—	$209,004
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2017 (000s)
Preferred Stocks	$3	$—	$(3)	$—	$—	$—	$—	$—	$—
Of the Level 2 investments presented above, certain Common Stocks and Preferred Stocks valued at $4,573 and $1,894, respectively, were categorized in Level 1 at October 31, 2016. Transfers from Level 1 to Level 2 were the result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$4	$—

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2017, the aggregate value of these securities was $1,594 or 1% of net assets.
3	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
€	Euro
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor International Growth Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 0.8%)
COMMON STOCKS—99.2%
Shares		Value
AUTO COMPONENTS—0.9%
63,700	Denso Corp. (JP)	$ 2,759
AUTOMOBILES—1.3%
222,876	Mahindra & Mahindra Ltd. GDR (IND)[1]	4,138
BANKS—5.7%
452,300	Public Bank BHD (MAL)	2,052
155,900	Suruga Bank Ltd. (JP)	3,552
434,567	Svenska Handelsbanken AB (SW)	6,487
367,376	United Overseas Bank Ltd. (SGP)	5,464
		17,555
BEVERAGES—6.1%
122,000	Asahi Group Holdings Ltd. (JP)	4,293
51,325	Carlsberg AS (DEN)	4,643
3,722,100	Thai Beverage PCL (THA)	2,283
383,782	Treasury Wine Estates Ltd. (AUS)	3,386
1,030,000	Tsingtao Brewery Co. Ltd. (CHN)	4,113
		18,718
BIOTECHNOLOGY—0.1%
297,339	Mesoblast Ltd. (AUS)*	363
CAPITAL MARKETS—5.0%
405,587	Hargreaves Lansdown plc (UK)	6,929
398,700	Japan Exchange Group Inc. (JP)	5,926
541,461	Jupiter Fund Management plc (UK)	2,745
		15,600
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—2.7%
109,929	Johnson Matthey plc (UK)	$ 4,509
95,101	Novozymes AS (DEN)[2]	3,707
		8,216
COMMERCIAL SERVICES & SUPPLIES—1.3%
516,681	Brambles Ltd. (AUS)	4,083
DIVERSIFIED FINANCIAL SERVICES—1.3%
99,173	Investor AB (SW)	3,959
ELECTRICAL EQUIPMENT—0.9%
48,612	Legrand SA (FR)	2,823
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.6%
652,000	Delta Electronics Inc. (TW)	3,642
578,566	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	3,045
1,945,000	PAX Global Technology Ltd. (CHN)	1,355
		8,042
ENERGY EQUIPMENT & SERVICES—0.8%
245,341	John Wood Group plc (UK)	2,595
FOOD & STAPLES RETAILING—4.8%
385,514	Clicks Group Ltd. (S. AFR)	3,490
495,269	Distribuidora Internacional de Alimentacion SA (SP)[2]	2,621
214,995	Jeronimo Martins SGPS SA (PT)	3,639
1,855,600	Puregold Price Club Inc. (PHIL)	1,612
38,900	Sugi Holdings Co. Ltd. (JP)	1,810
897,300	Wal-Mart de Mexico SAB de CV (MEX)	1,588
		14,760
FOOD PRODUCTS—1.5%
61,739	Nestlé SA (SWS)	4,523
HEALTH CARE EQUIPMENT & SUPPLIES—4.1%
90,271	Cochlear Ltd. (AUS)	8,575
117,400	Olympus Corp. (JP)	4,062
		12,637
HOTELS, RESTAURANTS & LEISURE—0.7%
660,000	Cafe de Coral Holdings Ltd. (HK)	2,189
HOUSEHOLD PRODUCTS—1.4%
159,700	Pigeon Corp. (JP)	4,339
INDUSTRIAL CONGLOMERATES—1.8%
63,900	Jardine Matheson Holdings Ltd. (HK)	3,941
43,000	Jardine Strategic Holdings Ltd. (HK)	1,639
		5,580
INSURANCE—3.9%
223,500	MS&AD Insurance Group Holdings Inc. (JP)	7,477
19,832	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	4,595
		12,072
INTERNET & DIRECT MARKETING RETAIL—7.4%
80,462	ASOS plc (UK)*	5,345
96,530	Ctrip.com International Ltd. ADR (CHN)*,3	4,171
99,005	JD.com Inc. ADR (CHN)*,3	2,812
33,410	MakeMyTrip Ltd. (IND)*	1,116
390,200	Rakuten Inc. (JP)	3,895
141,527	Zalando SE (GER)*	5,597
		22,936

11

Harbor International Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INTERNET SOFTWARE & SERVICES—8.0%
40,691	Alibaba Group Holding Ltd. ADR (CHN)*,3	$ 4,122
947,963	Auto Trader Group plc (UK)	4,788
30,119	Baidu Inc. ADR (CHN)*,3	5,273
257,200	Kakaku.com Inc. (JP)	4,656
114,778	Rightmove plc (UK)	5,818
		24,657
LEISURE PRODUCTS—1.8%
35,200	Shimano Inc. (JP)	5,551
LIFE SCIENCES TOOLS & SERVICES—1.9%
13,495	Mettler-Toledo International Inc. (SWS)*	5,757
MACHINERY—6.9%
55,627	Atlas Copco AB Class A (SW)	1,784
161,348	Atlas Copco AB Class B (SW)	4,679
82,785	Kone OYJ (FIN)	3,743
25,438	Schindler Holding AG (SWS)	4,849
16,000	SMC Corp. (JP)	4,368
74,031	Weir Group plc (UK)	1,875
		21,298
MEDIA—2.4%
46,563	Naspers Ltd. (S. AFR)	7,418
PERSONAL PRODUCTS—5.2%
122,000	Kao Corp. (JP)	6,037
190,800	Shiseido Co. Ltd. (JP)	5,333
119,856	Unilever plc (UK)	4,855
		16,225
PHARMACEUTICALS—3.2%
152,434	Novo Nordisk AS (DEN)	5,509
18,131	Roche Holding AG (SWS)	4,296
		9,805
PROFESSIONAL SERVICES—3.0%
478,689	Capita plc (UK)	3,020
73,173	Intertek Group plc (UK)	3,132
291,502	SEEK Ltd. (AUS)	3,195
		9,347
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.1%
637,765	Imagination Technologies Group plc (UK)*	1,915
165,470	Infineon Technologies AG (GER)	3,045
252,569	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[3]	7,807
		12,767
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—1.4%
134,785	Industria de Diseno Textil SA (SP)	$ 4,458
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.1%
3,748	Samsung Electronics Co. Ltd. (S. KOR)	6,375
TEXTILES, APPAREL & LUXURY GOODS—4.9%
30,725	adidas AG (GER)	4,849
155,776	Burberry Group plc (UK)	3,221
51,234	Cie Financiere Richemont SA (SWS)	3,990
8,291	Swatch Group AG (SWS)	2,938
		14,998
TOTAL COMMON STOCKS
(Cost $297,479)		306,543

SHORT-TERM INVESTMENTS—1.8%
Principal Amount
REPURCHASE AGREEMENTS—0.6%
$1,927	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $1,968)	1,927
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—1.2%
3,737,777	State Street Navigator Securities Lending Government Money Market Portfolio (1-day yield of 0.52%)[4]	3,738
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,665)		5,665
TOTAL INVESTMENTS—101.0%
(Cost $303,144)		312,208
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.0)%		(3,022)
TOTAL NET ASSETS—100.0%		$309,186

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 10,908	$—	$ 10,908
Europe	5,757	132,886	—	138,643
Latin America	1,588	—	—	1,588
12

Harbor International Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Middle East/Central Asia	$ 1,116	$ 4,138	$—	$ 5,254
Pacific Basin	24,185	125,965	—	150,150
Short-Term Investments
Repurchase Agreements	—	1,927	—	1,927
Investment Company-Securities Lending Investment Fund	—	3,738	—	3,738
Total Investments in Securities	$32,646	$279,562	$—	$312,208
There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
2	A portion or all of this security was out on loan as of January 31, 2017.
3	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
4	Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Portfolios of Investments.
13

Harbor International Small Cap Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.6%)
COMMON STOCKS—96.4%
Shares		Value
AUTO COMPONENTS—3.0%
5,122	Cie Plastic Omnium SA (FR)	$ 174
66,000	Nexteer Automotive Group Ltd. (CHN)	82
3,400	Nifco Inc. (JP)	171
174,000	Xinyi Glass Holdings Ltd. (HK)*	156
		583
BANKS—3.2%
41,000	Chiba Bank Ltd. (JP)	268
8,500	Suruga Bank Ltd. (JP)	194
39,461	Virgin Money Holdings UK plc (UK)	155
		617
BEVERAGES—0.9%
11,080	Refresco Group NV (NET)	167
BUILDING PRODUCTS—1.1%
5,318	Tarkett SA (FR)	206
CAPITAL MARKETS—2.0%
4,673	Euronext NV (NET)	207
20,436	Intermediate Capital Group plc (UK)	178
		385
CHEMICALS—4.2%
14,900	Daicel Corp. (JP)	165
34,754	Incitec Pivot Ltd. (AUS)	101
10,700	Kansai Paint Co. Ltd. (JP)	208
40,902	Synthomer plc (UK)	232
6,100	W-Scope Corp. (JP)	99
		805
COMMERCIAL SERVICES & SUPPLIES—3.1%
25,051	HomeServe plc (UK)	189
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
5,974	Intrum Justitia AB (SW)	$ 201
9,300	Sato Holdings Corp. (JP)	200
		590
COMMUNICATIONS EQUIPMENT—1.0%
11,480	Ascom Holding AG (SWS)	192
CONSTRUCTION & ENGINEERING—1.0%
8,658	SPIE SA (FR)	196
CONSTRUCTION MATERIALS—2.1%
2,589	Imerys SA (FR)	208
10,299	Wienerberger AG (AUT)	199
		407
CONSUMER FINANCE—1.8%
43,184	Arrow Global Group plc (UK)	169
13,639	Credit Corp. Group Ltd. (AUS)	181
		350
CONTAINERS & PACKAGING—3.7%
28,807	DS Smith plc (UK)	161
4,418	Huhtamaki OYJ (FIN)	162
63,605	Orora Ltd. (AUS)	138
18,498	RPC Group plc (UK)	250
		711
DIVERSIFIED CONSUMER SERVICES—0.5%
3,098	Dignity plc (UK)	95
DIVERSIFIED FINANCIAL SERVICES—0.5%
2,139	KBC Ancora (BEL)*	94
ELECTRICAL EQUIPMENT—1.1%
4,000	Mabuchi Motor Co. Ltd. (JP)	206
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.2%
3,500	Iriso Electronics Co. Ltd. (JP)	196
13,000	Shimadzu Corp. (JP)	219
		415
FOOD & STAPLES RETAILING—2.0%
3,900	Daikokutenbussan Co. Ltd. (JP)	181
10,131	MARR SpA (IT)	197
		378
FOOD PRODUCTS—3.8%
2,818	AAK AB (SW)	187
3,200	Ezaki Glico Co. Ltd. (JP)	146
38,418	Greencore Group plc (UK)	114
20,557	Tate & Lyle plc (UK)	174
150,000	Uni-President China Holdings Ltd. (CHN)	115
		736
HEALTH CARE EQUIPMENT & SUPPLIES—1.0%
4,949	Carl Zeiss Meditec AG (GER)	185
HEALTH CARE PROVIDERS & SERVICES—2.9%
17,487	Attendo AB (SW)	163
10,624	NMC Health plc (UK)	219
20,361	UDG Healthcare plc (UK)	165
		547

14

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—6.6%
41,665	Dalata Hotel Group plc (IE)*	$ 193
3,455	Domino's Pizza Enterprises Ltd. (AUS)	156
8,003	Elior Group SA (FR)	179
5,000	HIS Co. Ltd. (JP)	133
9,500	Resorttrust Inc. (JP)	175
15,700	Skylark Co. Ltd. (JP)	213
42,933	SSP Group plc (UK)	211
		1,260
HOUSEHOLD DURABLES—0.7%
17,650	GUD Holdings Ltd. (AUS)	130
HOUSEHOLD PRODUCTS—1.8%
82,094	McBride plc (UK)*	168
6,400	Pigeon Corp. (JP)	174
		342
INTERNET & DIRECT MARKETING RETAIL—2.0%
10,800	Start Today Co. Ltd. (JP)	203
8,000	Takkt AG (GER)	179
		382
INTERNET SOFTWARE & SERVICES—0.9%
24,800	Just Eat plc (UK)*	169
IT SERVICES—2.9%
30,185	Link Administration Holdings Ltd. (AUS)	176
5,400	SCSK Corp. (JP)	202
6,897	Worldline SA (FR)*	186
		564
LEISURE PRODUCTS—2.6%
6,855	Amer Sports OYJ (FIN)	182
11,213	Thule Group AB (SW)	182
1,540	Trigano SA (FR)	138
		502
LIFE SCIENCES TOOLS & SERVICES—1.0%
2,303	Gerresheimer AG (GER)	188
MACHINERY—9.4%
4,638	Cargotec OYJ (FIN)	223
9,600	Daifuku Co. Ltd. (JP)	212
2,100	Hoshizaki Corp. (JP)	171
26,200	Minebea Mitsumi Inc. (JP)	261
6,800	Nabtesco Corp. (JP)	177
7,600	OSG Corp. (JP)	157
3,380	Stabilus SA (GER)	204
8,300	THK Co. Ltd. (JP)	205
11,392	Valmet OYJ (FIN)	180
		1,790
MEDIA—4.4%
50,636	Ascential plc (UK)	183
26,042	Cineworld Group plc (UK)	201
62,589	Entertainment One Ltd. (CAN)	182
3,082	Kinepolis Group NV (BEL)	148
34,713	oOh! Media Ltd. (AUS)	118
		832
MULTI-UTILITIES—1.0%
84,159	Hera SpA (IT)	197
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—0.6%
2,942	Gaztransport Et Technigaz SA (FR)	$ 121
PERSONAL PRODUCTS—2.0%
6,042	Ontex Group NV (BEL)	183
2,000	Pola Orbis Holdings Inc. (JP)	190
		373
PHARMACEUTICALS—1.0%
116,000	China Medical System Holdings Ltd. (CHN)	189
PROFESSIONAL SERVICES—5.2%
20,742	Applus Services SA (SP)	237
2,123	DKSH Holding AG (SWS)	157
7,200	Nihon M&A Center Inc. (JP)	210
5,900	TechnoPro Holdings Inc. (JP)	204
1,805	Teleperformance (FR)	193
		1,001
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.9%
19,600	Hulic Co. Ltd. (JP)	191
3,701	Nexity SA (FR)*	182
1,300	Relo Group Inc. (JP)	191
		564
ROAD & RAIL—0.7%
21,797	Nobina AB (SW)	135
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
4,392	ASM International NV (NET)	217
SOFTWARE—2.9%
6,050	Micro Focus International plc (UK)	164
54,247	Sophos Group plc (UK)	188
2,660	Temenos Group AG (SWS)*	193
		545
SPECIALTY RETAIL—2.0%
2,200	Hikari Tsushin Inc. (JP)	201
87,000	L'Occitane International SA (HK)	172
		373
TEXTILES, APPAREL & LUXURY GOODS—1.5%
1,473	Hugo Boss AG (GER)	94
58,500	Samsonite International SA (HK)	184
		278
THRIFTS & MORTGAGE FINANCE—1.0%
4,815	Aareal Bank AG (GER)	187
TRADING COMPANIES & DISTRIBUTORS—1.1%
4,558	IMCD Group NV (NET)	205
TOTAL COMMON STOCKS
(Cost $16,581)		18,409

15

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—2.5%
(Cost $480)
Principal Amount		Value
REPURCHASE AGREEMENTS
$480	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $494)	$ 480
TOTAL INVESTMENTS—98.9%
(Cost $17,061)		18,889
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		217
TOTAL NET ASSETS—100.0%		$19,106
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$—	$10,606	$—	$10,606
North America	—	182	—	182
Pacific Basin	—	7,621	—	7,621
Short-Term Investments
Repurchase Agreements	—	480	—	480
Total Investments in Securities	$—	$18,889	$—	$18,889
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2017 (000s)
Preferred Stocks	$2	$—	$(2)	$—	$—	$—	$—	$—	$—
There were no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.
16

Harbor Global Growth Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 2.5%)
COMMON STOCKS—97.5%
Shares		Value
AIRLINES—3.5%
15,532	Ryanair Holdings plc ADR (IE)*,1	$ 1,299
BANKS—3.3%
12,931	First Republic Bank (US)	1,220
BEVERAGES—4.0%
10,865	Anheuser-Busch InBev SA (BEL)	1,134
2,394	Constellation Brands Inc. (US)	359
		1,493
BIOTECHNOLOGY—5.9%
6,577	Amgen Inc. (US)	1,030
7,142	Celgene Corp. (US)*	830
7,704	Ionis Pharmaceuticals Inc. (US)*	343
		2,203
CHEMICALS—2.4%
2,564	Monsanto Co. (US)	278
2,072	Sherwin-Williams Co. (US)	629
		907
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
1,451	Intuitive Surgical Inc. (US)*	1,005
HEALTH CARE PROVIDERS & SERVICES—4.6%
5,178	HCA Holdings Inc. (US)*	416
8,028	UnitedHealth Group Inc. (US)	1,301
		1,717
HOTELS, RESTAURANTS & LEISURE—7.0%
29,065	Domino's Pizza Enterprises Ltd. (AUS)	1,311
282,315	Domino's Pizza Group plc (UK)	1,290
		2,601
INTERNET & DIRECT MARKETING RETAIL—5.7%
1,911	Amazon.com Inc. (US)*	1,574
4,020	Netflix Inc. (US)*	565
		2,139
INTERNET SOFTWARE & SERVICES—19.9%
18,430	Alibaba Group Holding Ltd. ADR (CHN)*,1	1,867
1,816	Alphabet Inc. Class A (US)*	1,490
15,438	Facebook Inc. (US)*	2,012
79,800	Tencent Holdings Ltd. (CHN)	2,086
		7,455
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—6.5%
7,716	Accenture plc (IE)	$ 879
14,089	Visa Inc. (US)	1,165
7,931	Wirecard AG (GER)[2]	385
		2,429
MULTILINE RETAIL—3.1%
15,288	Dollarama Inc. (CAN)	1,158
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.8%
10,932	ASML Holding NV (NET)	1,328
65,217	Infineon Technologies AG (GER)	1,200
6,888	NVIDIA Corp. (US)	752
		3,280
SOFTWARE—6.4%
15,351	Salesforce.com Inc. (US)*	1,214
13,076	SAP SE (GER)	1,196
		2,410
SPECIALTY RETAIL—6.9%
8,699	Home Depot Inc. (US)	1,197
3,852	O'Reilly Automotive Inc. (US)*	1,010
4,964	Tractor Supply Co. (US)	366
		2,573
TEXTILES, APPAREL & LUXURY GOODS—6.8%
6,514	adidas AG (GER)	1,028
3,480	Hermes International (FR)	1,512
		2,540
TOTAL COMMON STOCKS
(Cost $30,277)		36,429

SHORT-TERM INVESTMENTS—5.8%
Principal Amount
REPURCHASE AGREEMENTS—4.8%
$1,771	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $1,808)	1,771
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—1.0%
380,064	State Street Navigator Securities Lending Government Money Market Portfolio (1-day yield of 0.52%)[3]	380
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,151)		2,151
TOTAL INVESTMENTS—103.3%
(Cost $32,428)		38,580
CASH AND OTHER ASSETS, LESS LIABILITIES—(3.3)%		(1,227)
TOTAL NET ASSETS—100.0%		$37,353

17

Harbor Global Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$ 2,178	$ 9,073	$—	$11,251
North America	19,914	—	—	19,914
Pacific Basin	1,867	3,397	—	5,264
Short-Term Investments
Repurchase Agreements	—	1,771	—	1,771
Investment Company-Securities Lending Investment Fund	—	380	—	380
Total Investments in Securities	$23,959	$14,621	$—	$38,580
There were no Level 3 holdings at October 31, 2016 or January 31, 2017. Of the Level 2 investments presented above, certain Common Stocks valued at $1,134 were categorized in Level 1 at October 31, 2016. Transfers from Level 1 to Level 2 were the result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	A portion or all of this security was out on loan as of January 31, 2017.
3	Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Portfolios of Investments.
18

Harbor Emerging Markets Equity Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.4%)
COMMON STOCKS—93.5%
Shares		Value
AUTOMOBILES—1.5%
410,000	Brilliance China Automotive Holdings Ltd. (CHN)	$ 578
BANKS—22.5%
236,095	Alpha Bank AE (GRC)*	419
15,920	Axis Bank Ltd. (IND)	110
893,700	Bank Rakyat Indonesia Persero Tbk PT (IDR)	785
764,000	China Construction Bank Corp. (CHN)	566
274,500	China Merchants Bank Co. Ltd. (CHN)	687
451,600	E.Sun Financial Holding Co. Ltd. (TW)	267
86,637	Grupo Financiero Banorte SAB de CV (MEX)	415
21,578	Hana Financial Group Inc. (S. KOR)	640
106,637	ICICI Bank Ltd. ADR (IND)[1]	826
1,116,000	Industrial & Commercial Bank of China Ltd. (CHN)	682
109,044	Itau Unibanco Holding SA ADR (BR)[1]	1,288
117,200	Kasikornbank PCL NVDR (THA)[2]	628
66,588	Sberbank of Russia PJSC ADR (RUS)[1]	781
150,218	Turkiye Halk Bankasi AS (TUR)	448
128,900	United Bank Ltd. (PAK)	289
		8,831
BEVERAGES—1.0%
75,149	AmBev SA ADR (BR)[1]	405
CAPITAL MARKETS—0.9%
405,000	China Galaxy Securities Co. Ltd. (CHN)	376
CHEMICALS—3.5%
87,398	Mexichem SAB de CV (MEX)	207
31,411	PhosAgro PJSC GDR (RUS)[2]	483
14,576	Sasol Ltd. (S. AFR)	435
2,684,000	Tianhe Chemicals Group Ltd. (CHN)*,3	242 [x]
		1,367
COMMERCIAL SERVICES & SUPPLIES—1.0%
321,900	China Everbright International Ltd. (CHN)	390
CONSTRUCTION MATERIALS—3.8%
152,000	Anhui Conch Cement Co. Ltd. (CHN)	489
83,291	Cemex SAB de CV ADR (MEX)*,1	771
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—Continued
203,300	Semen Indonesia Persero Tbk PT (IDR)	$ 138
685,100	West China Cement Ltd. (CHN)*	95
		1,493
DIVERSIFIED FINANCIAL SERVICES—1.1%
114,827	FirstRand Ltd. (S. AFR)	428
DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
34,534	Telefonica Brasil SA ADR (BR)[1]	510
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
105,406	Delta Electronics Inc. (TW)	589
HOTELS, RESTAURANTS & LEISURE—2.4%
52,545	CVC Brasil Operadora e Agencia de Viagens SA (BR)	434
116,018	Sands China Ltd. (CHN)	510
		944
HOUSEHOLD DURABLES—0.8%
170,989	Haier Electronics Group Co. Ltd. (CHN)	301
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.1%
535,000	China Longyuan Power Group Corp. Ltd. (CHN)	437
INDUSTRIAL CONGLOMERATES—0.6%
7,427	Industries Qatar QSC (QA)	234
INSURANCE—4.9%
204,000	China Life Insurance Co. Ltd. (CHN)	562
193,400	China Pacific Insurance Group Co. Ltd. (CHN)	687
56,288	ICICI Prudential Life Insurance Co. Ltd. (IND)[3]	284
4,238	Samsung Life Insurance Co. Ltd. (S. KOR)	405
		1,938
INTERNET SOFTWARE & SERVICES—6.5%
10,881	Alibaba Group Holding Ltd. ADR (CHN)*,1	1,103
572	NetEase Inc. ADR (CHN)[1]	145
49,300	Tencent Holdings Ltd. (CHN)	1,289
		2,537
MEDIA—2.0%
4,869	Naspers Ltd. (S. AFR)	776
METALS & MINING—5.3%
40,278	AngloGold Ashanti Ltd. ADR (S. AFR)*,1	512
102,282	Gerdau SA ADR (BR)[1]	391
1,749	POSCO (S. KOR)	409
80,805	Vale SA ADR (BR)*,1	783
		2,095
OIL, GAS & CONSUMABLE FUELS—6.9%
158,500	China Shenhua Energy Co. Ltd. (CHN)	335
2,866	CNOOC Ltd. ADR (CHN)[1]	361
16,442	Lukoil PJSC ADR (RUS)[1]	926
986,000	PetroChina Co. Ltd. (CHN)	783
18,797	Reliance Industries Ltd. (IND)	290
		2,695
PERSONAL PRODUCTS—1.1%
52,680	Natura Cosmeticos SA (BR)	422
PHARMACEUTICALS—1.0%
37,792	Aurobindo Pharma Ltd. (IND)	380

19

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—0.2%
6,435	L&T Technology Services Ltd. (IND)[3]	$ 78
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
528,100	Bumi Serpong Damai Tbk PT (IDR)	73
308,000	China Overseas Land & Investment Ltd. (CHN)	904
		977
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.7%
1,026,000	GCL-Poly Energy Holdings Ltd. (CHN)*	133
22,618	SK Hynix Inc. (S. KOR)	1,044
63,373	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	1,959
27,060	Trina Solar Ltd. ADR (CHN)*,1	270
		3,406
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.6%
26,175	Advantech Co. Ltd. (TW)	222
1,630	Samsung Electronics Co. Ltd. (S. KOR)	2,772
		2,994
TRADING COMPANIES & DISTRIBUTORS—0.4%
35,297	BOC Aviation Ltd. (CHN)[3]	178
WIRELESS TELECOMMUNICATION SERVICES—3.4%
40,280	America Movil SAB de CV ADR (MEX)[1]	508
64,800	China Mobile Ltd. (CHN)	729
23,753	VimpelCom Ltd. ADR (RUS)[1]	101
		1,338
TOTAL COMMON STOCKS
(Cost $32,329)		36,697

PARTICIPATION (EQUITY LINKED) NOTES—3.1%
Principal Amount
	Axis Bank Ltd. (IND)
$46,404	$0.00—11/25/2019	319
	Reliance Industries Ltd. (IND)
47,721	$0.00—02/07/2017-07/08/2019	735
	United Bank Ltd. (PAK)
82,145	$0.00—06/17/2019	184
TOTAL PARTICIPATION (EQUITY LINKED) NOTES
(Cost $1,226)		1,238

SHORT-TERM INVESTMENTS—3.5%
(Cost $1,365)
Principal Amount		Value
REPURCHASE AGREEMENTS
$1,365	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $1,393)	$ 1,365
TOTAL INVESTMENTS—100.1%
(Cost $34,920)		39,300
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(53)
TOTAL NET ASSETS—100.0%		$39,247

20

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ 512	$ 1,639	$ —	$ 2,151
Europe	101	3,057	—	3,158
Latin America	5,278	856	—	6,134
Middle East/Central Asia	826	1,665	—	2,491
Pacific Basin	3,838	18,683	242	22,763
Participation (Equity Linked) Notes
Middle East/Central Asia	—	1,238	—	1,238
Short-Term Investments
Repurchase Agreements	—	1,365	—	1,365
Total Investments in Securities	$10,555	$28,503	$242	$39,300
Of the Level 2 investments presented above, certain Common Stocks valued at $1,326 were categorized in Level 1 at October 31, 2016. Transfers from Level 1 to Level 2 were the result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2017 (000s)[w]
Common Stocks	$242	$—	$—	$—	$—	$—	$—	$—	$242
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2017 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (CHN)*,1	$242	Market Approach	Liquidity Discount	HK$ 0.70
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2017, the aggregate value of these securities was $966 or 2% of net assets.
w	The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 1/31/2017 (000s)
	Common Stocks	$(270)
x	Fair Valued in accordance with Harbor Funds Valuation Procedures using a liquidity discount which is a Level 3 input.
HK$	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.
21

Harbor International & Global Funds
Notes to Portfolios of Investments— January 31, 2017 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Growth Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds may offer up to four classes of shares, designated as Institutional Class, Administrative Class, Investor Class, and Retirement Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Participation notes are valued at the last sale price of the underlying local shares on the national exchange on which they trade. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
22

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
23

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine
24

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Small Cap Fund, and Harbor Emerging Markets Fund purchased option contracts to manage their exposure to equity prices. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
Participation Notes
Participation notes are equity-linked securities which can be used to gain exposure to emerging markets. These instruments represent interests in securities listed on certain foreign exchanges and thus present similar risks to investing directly in such equity securities. These instruments are issued by a broker-dealer evidencing ownership of shares listed on a foreign stock exchange. Accordingly, the participation notes also expose investors to counterparty risk which is the risk that the entity issuing the note may not be able to honor its financial commitments. A Fund’s participation notes are not subject to any master netting agreements. Participation notes may be more volatile and less liquid than holding the underlying security directly. A Participation note is intended to reflect the performance of the underlying equity securities on a one-to-one basis. During the period, Harbor Emerging Markets Equity Fund invested in participation notes to gain exposure to certain foreign markets. The Fund is entitled to receive dividends or other distributions paid on the underlying securities from the broker-dealer. The Fund however is not entitled to the same rights as an owner of the underlying securities, such as voting rights.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
25

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, and Harbor Global Growth Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Government Money Market Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. This collateral is recognized as the gross liability for securities loaned in the statement of assets and liabilities. During the term of the loan, the Funds will continue to receive interest, dividends, or other amounts, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Funds may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Net securities lending income is disclosed as such in the statements of operations. Securities loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the fair value of the unreturned loaned securities. The value at January 31, 2017 of equity securities loaned and related cash collateral for Harbor International Fund was $8,387,000 and $8,709,000, respectively.  The value at January 31, 2017 of equity securities loaned and related cash collateral for Harbor International Growth Fund was $3,653,000 and $3,738,000, respectively.  The value at January 31, 2017 of equity securities loaned and related cash collateral for Harbor Global Growth Fund was $366,000,000 and $380,000,000, respectively.  As of January 31, 2017, Harbor Diversified International All Cap Fund had no securities out on loan. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
New Accounting Pronouncement
In October 2016, the Securities and Exchange Commission (SEC) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to certain financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the amendments are consistent with the Funds' current financial statement presentation.
26

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2017 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor International Fund*	$27,674,610	$8,378,630	$(1,115,734)	$7,262,896
Harbor Diversified International All Cap Fund*	196,403	17,806	(5,209)	12,597
Harbor International Growth Fund*	303,144	30,875	(21,811)	9,064
Harbor International Small Cap Fund*	17,061	2,262	(434)	1,828
Harbor Global Growth Fund *	32,428	6,560	(408)	6,152
Harbor Emerging Markets Equity Fund*	34,920	5,891	(1,511)	4,380

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
Note 4—Subsequent Events
The Board of Trustees of Harbor Funds appointed Sands Capital Management, LLC (“Sands Capital”) to serve as the subadviser to Harbor Global Growth Fund effective March 1, 2017.  Sands Capital replaces Marsico Capital Management, LLC (“Marsico Capital”) as subadviser to the Fund.  The Board of Trustees also approved a change in the Fund’s name from Harbor Global Growth Fund to Harbor Global Leaders Fund to reflect Sands Capital’s investment strategy for the Fund.  This change coincides with the appointment of Sands Capital as the Fund’s subadviser and also takes effect on March 1, 2017.
The appointment of Sands Capital as the Fund’s subadviser will not result in any change in the rate of advisory fees payable by the Fund to its adviser, Harbor Capital Advisors, Inc., (“Harbor Capital”). Harbor Capital and not the Fund pays the subadvisory fee to Sands Capital.
27

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.IG.0117

Quarterly Schedule of
Portfolio Holdings
January 31, 2017
Strategic Markets  Funds

	Institutional Class	Administrative Class
Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX

Portfolio of Investments
Harbor Commodity Real Return Strategy Fund	1
Notes to Portfolio of Investments	13

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -11.6%)
ASSET-BACKED SECURITIES—4.2%
Principal Amount		Value
	Bear Stearns Asset Backed Securities Trust
	Series 2006-2 Cl. M1
$330	1.191%—07/25/2036[1]	$ 328
	Countrywide Asset-Backed Certificates
	Series 2005-15 Cl. 1AF6
34	5.530%—04/25/2036[2]	35
	Hillmark Funding Ltd.
	Series 2006-1A Cl. A1
267	1.161%—05/21/2021[1,3]	266
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
204	1.011%—06/25/2036[1]	109
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
109	0.841%—10/25/2036[1]	61
	Series 2006-HE8 Cl. A1
335	0.901%—10/25/2036[1]	269
		330
	Navient Student Loan Trust
	Series 2016-7A Cl.A
99	1.921%—03/25/2066[1,3]	100
	People's Choice Home Loan Securities Trust
	Series 2005-1 Cl. M4
600	1.804%—01/25/2035[1]	540
	SLM Student Loan Trust
	Series 2003-2 Cl. A5
€463	0.000%—12/15/2023[1]	492
	Small Business Administration Participation Certificates
	Series 2007-20K Cl. 1
$235	5.510%—11/01/2027	255
	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
200	1.051%—05/25/2036[1]	176
	Venture CLO Ltd.[4]
	Series 2006-7A Cl. A1A
374	1.260%—01/20/2022[1,3]	371
TOTAL ASSET-BACKED SECURITIES
(Cost $2,949)		3,002

COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
(Cost $144)
	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR Cl. 6A1
150	2.801%—06/25/2036[2]	146

CORPORATE BONDS & NOTES—12.7%
Principal Amount			Value
		Ally Financial Inc.
	$400	5.500%—02/15/2017	$ 401
		BG Energy Capital plc
	£100	6.500%—11/30/2072[2]	131
		Brfkredit AS
DKK$	400	2.000%—10/01/2017	59
	96	2.500%—10/01/2047	14
	200	4.000%—01/01/2018	30
			103
		Cooperatieve Rabobank UA
	$1,800	1.369%—04/28/2017[1]	1,801
		Credit Suisse Group Funding Guernsey Ltd.
	250	3.800%—09/15/2022	253
		Deutsche Bank AG
	400	4.250%—10/14/2021[3]	402
		ING Bank NV MTN[5]
	100	2.625%—12/05/2022[3]	100
		Navient Corp. MTN[5]
	100	5.500%—01/15/2019	103
		Nordea Kredit Realkreditaktieselskab
DKK$	300	1.000%—10/01/2017	44
	600	2.000%—10/01/2017	88
	96	2.500%—10/01/2047	14
			146
		Nykredit Realkredit AS
	1,100	1.000%—04/01/2017-07/01/2017	160
	4,100	2.000%—04/01/2017-10/01/2017	600
	569	2.500%—10/01/2047	83
	87	3.000%—10/01/2047	13
			856
		Petrobras Global Finance BV
	$200	4.375%—05/20/2023	186
	100	6.125%—01/17/2022	103
			289
		Realkredit Danmark AS
DKK$	6,300	1.000%—04/01/2017-04/01/2018	917
	4,000	2.000%—04/01/2017	583
			1,500
		Realkredit Danmark AS MTN[5]
	479	2.500%—10/01/2047	69
		Royal Bank of Scotland plc MTN[5]
	€200	6.934%—04/09/2018	232
		SSE plc
	200	5.625%—10/1/2017[2,6]	223
		Telefonica Emisiones SAU
	$1,200	1.648%—06/23/2017[1]	1,202
		UBS Group Funding Jersey Ltd.
	1,000	2.803%—04/14/2021[1,3]	1,034
		Unibail-Rodamco SE MTN[5]
	200	1.793%—04/16/2019[1]	199
TOTAL CORPORATE BONDS & NOTES
(Cost $9,176)			9,044

FOREIGN GOVERNMENT OBLIGATIONS—11.7%
		Argentine Republic Government International Bond
	200	6.875%—01/26/2027[3]	198
		Autonomous Community of Catalonia
	€100	4.950%—02/11/2020	116

1

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount			Value
		Brazil Letras Do Tesouro Nacional
R$	12,100	0.000%—10/01/2017-01/01/2018[7]	$ 3,503
		France Government Bond OAT
	€215	1.850%—07/25/2027[8]	289
		Hellenic Railways Organization SA
	200	4.028%—03/17/2017	214
		Italy Buoni Poliennali Del Tesoro
	485	2.350%—09/15/2024[3,8]	587
		Mexican Bonos
MEX$	4,253	4.750%—06/14/2018	199
	319	7.750%—05/29/2031	15
			214
		Mexican Bonos de Proteccion Al Ahorro
	1,900	6.090%—06/29/2017[1,8]	92
		New Zealand Government Bond
NZD$	1,200	2.000%—09/20/2025[8]	926
		U.K. Gilt Inflation Linked[8]
	£1,347	0.125%—03/22/2024-03/22/2058	2,131
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $8,623)			8,297

MORTGAGE PASS-THROUGH—3.2%
		Federal National Mortgage Association
	$265	4.000%—02/01/2041	279
		Federal National Mortgage Association TBA[9]
	2,000	3.000%—03/12/2043	1,975
TOTAL MORTGAGE PASS-THROUGH
(Cost $2,230)			2,254

U.S. GOVERNMENT OBLIGATIONS—79.6%
		U.S. Treasury Inflation Indexed Bonds[8]
	21,170	0.125%—04/15/2018-07/15/2026	21,426
	209	0.125%—01/15/2023[10]	210
	897	0.250%—01/15/2025[10]	892
	4,513	0.375%—07/15/2023-07/15/2025	4,588
	8,418	0.625%—07/15/2021-01/15/2026	8,746
	3,989	1.250%—07/15/2020[10]	4,246
	4,028	1.375%—07/15/2018-02/15/2044	4,278
	23	1.750%—01/15/2028[10]	26
	7,237	1.875%—07/15/2019	7,748
	243	2.000%—01/15/2026	277
	33	2.125%—02/15/2041	42
	2,125	2.375%—01/15/2025	2,466
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
$933	2.500%—01/15/2029[10]	$ 1,141
323	3.875%—04/15/2029	448
		56,534
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $56,106)		56,534

SHORT-TERM INVESTMENTS—33.4%
CERTIFICATES OF DEPOSIT—0.7%
	Barclays plc
200	0.000%—09/08/2017[1]	200
	Credit Suisse NY
300	1.753%—09/12/2017[1]	301
		501
REPURCHASE AGREEMENTS—32.7%
6,800	Repurchase Agreement with BNP Paribas SA dated January 31, 2017 due February 01, 2017 at 0.680% collateralized by U.S. Treasury Bonds (value $6,940)	6,800
6,800	Repurchase Agreement with Citigroup dated January 31, 2017 due February 01, 2017 at 0.690% collateralized by U.S. Treasury Notes (value $6,883)	6,800
6,800	Repurchase Agreement with Credit Suisse dated January 31, 2017 due February 01, 2017 at 0.690% collateralized by U.S. Treasury Notes (value $6,943)	6,800
846	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $864)	846
2,000	Repurchase Agreement with Toronto-Dominion Bank dated January 31, 2017 due February 01, 2017 at 0.750% collateralized by U.S. Treasury Bonds (value $2,055)	2,000
		23,246
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,746)		23,747
TOTAL INVESTMENTS—145.0%
(Cost $102,974)		103,024
CASH AND OTHER ASSETS, LESS LIABILITIES—(45.0)%		(31,990)
TOTAL NET ASSETS—100.0%		$ 71,034

FUTURES CONTRACTS OPEN AT JANUARY 31, 2017
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro- BTP Futures (Sell)	4	€ 400	03/08/2017	$ 9
Euro- Bund Futures (Sell)	5	500	03/08/2017	(1)
Cocoa Futures (Buy)	1	£ –	05/15/2017	(1)
Cocoa Futures (Sell)	1	—	09/14/2017	1
United Kingdom GILT Futures 90 day (Sell)	5	500	03/29/2017	(1)
Brent Crude Oil Futures (Buy)	2	$ 2	03/31/2017	—
Brent Crude Oil Futures (Buy)	1	1	09/29/2017	—
Brent Crude Oil Futures (Buy)	2	2	11/30/2017	17
Brent Crude Oil Futures (Buy)	20	20	10/31/2018	(7)
2

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FUTURES CONTRACTS—Continued
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Brent Crude Oil Futures (Buy)	2	$ 2	10/31/2019	$ (2)
Brent Crude Oil Futures (Sell)	2	2	06/30/2017	1
Brent Crude Oil Futures (Sell)	3	3	07/31/2017	(11)
Brent Crude Oil Futures (Sell)	1	1	08/31/2017	(10)
Brent Crude Oil Futures (Sell)	16	16	10/31/2017	(1)
Brent Crude Oil Futures (Sell)	1	1	01/31/2018	(15)
Brent Crude Oil Futures (Sell)	1	1	02/28/2018	(8)
Brent Crude Oil Futures (Sell)	1	1	04/30/2018	(1)
Brent Crude Oil Futures (Sell)	1	1	10/30/2020	1
Chicago Ethanol Swap Futures (Buy)	1	42	12/29/2017	1
Cocoa Futures (Buy)	1	—	09/14/2017	—
Cocoa Futures (Sell)	1	—	12/13/2017	—
Corn Futures (Buy)	2	10	07/14/2017	2
Corn Futures (Buy)	8	40	12/14/2017	(1)
Corn Futures (Sell)	2	10	09/14/2017	1
Cotton Futures (Sell)	1	50	03/09/2017	(2)
Gasoil Futures (Buy)	4	—	12/12/2017	23
Gasoil Futures (Sell)	2	—	06/12/2017	(12)
Gasoil Futures (Sell)	2	—	06/12/2018	(9)
Gasoline Futures (Buy)	1	42	03/31/2017	13
Gasoline Futures (Sell)	1	42	05/31/2017	(14)
Gold Futures (Sell)	2	—	04/26/2017	(1)
Light Sweet Crude Oil Futures (Buy)	2	2	08/22/2017	1
Light Sweet Crude Oil Futures (Buy)	2	2	09/20/2017	17
Light Sweet Crude Oil Futures (Buy)	6	6	02/20/2018	46
Light Sweet Crude Oil Futures (Buy)	3	3	05/22/2018	2
Light Sweet Crude Oil Futures (Buy)	2	2	08/21/2018	1
Light Sweet Crude Oil Futures (Sell)	1	1	07/20/2017	(9)
Light Sweet Crude Oil Futures (Sell)	7	7	11/20/2017	—
Light Sweet Crude Oil Futures (Sell)	1	1	10/30/2018	—
Light Sweet Crude Oil Futures (Sell)	4	4	11/19/2018	(3)
Live Cattle Futures (Buy)	1	40	08/31/2017	—
Live Cattle Futures (Sell)	1	40	04/28/2017	(1)
Natural Gas Futures (Buy)	2	20	02/24/2017	(4)
Natural Gas Futures (Buy)	1	10	05/26/2017	2
Natural Gas Futures (Buy)	7	70	06/28/2017	8
Natural Gas Futures (Buy)	16	160	12/27/2017	33
Natural Gas Futures (Buy)	20	200	03/27/2018	13
Natural Gas Futures (Sell)	4	40	03/29/2017	6
Natural Gas Futures (Sell)	5	50	04/26/2017	(2)
Natural Gas Futures (Sell)	19	190	09/27/2017	(49)
Natural Gas Futures (Sell)	17	170	02/26/2018	(14)
Natural Gas Swap Futures (Buy)	4	10	12/27/2017	6
Natural Gas Swap Futures (Buy)	4	10	01/29/2018	6
Natural Gas Swap Futures (Buy)	4	10	02/26/2018	5
Natural Gas Swap Futures (Buy)	8	20	03/27/2018	2
Natural Gas Swap Futures (Buy)	4	10	04/26/2018	(1)
Natural Gas Swap Futures (Buy)	4	10	05/29/2018	(1)
Natural Gas Swap Futures (Buy)	4	10	06/27/2018	(1)
Natural Gas Swap Futures (Buy)	4	10	07/27/2018	(1)
Natural Gas Swap Futures (Buy)	4	10	08/29/2018	(1)
Natural Gas Swap Futures (Buy)	4	10	09/26/2018	(1)
Natural Gas Swap Futures (Buy)	4	10	10/29/2018	—
Natural Gas Swap Futures (Buy)	4	10	11/28/2018	1
Natural Gas Swap Futures (Sell)	4	10	09/27/2017	(6)
Platinum Futures (Buy)	4	—	04/26/2017	12
Soybean Futures (Buy)	2	—	03/14/2017	5
Soybean Futures (Sell)	2	—	05/12/2017	(5)
Soybean Futures (Sell)	4	20	11/14/2017	(4)
Sugar Futures (Buy)	9	1,008	06/30/2017	—
Sugar Futures (Sell)	1	112	02/28/2017	—
Sugar Futures (Sell)	9	1,008	04/28/2017	3
U.S. Treasury Bond Futures 30 year (Sell)	12	1,200	03/22/2017	12
U.S. Treasury Note Futures 2 year (Sell)	32	6,400	03/31/2017	5
U.S. Treasury Note Futures 5 year (Buy)	28	2,800	03/31/2017	12
U.S. Treasury Note Futures 10 year (Buy)	77	7,700	03/22/2017	6
3

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FUTURES CONTRACTS—Continued
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Wheat Futures (Buy)	3	$ 15	07/14/2017	$ —
Wheat Futures (Sell)	3	15	07/14/2017	2
White Sugar Futures (Buy)	1	—	02/13/2017	(1)
Total Futures Contracts				$ 74

PURCHASED OPTIONS OPEN AT JANUARY 31, 2017
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Price	Expiration Date	Premiums Paid (000s)	Value (000s)
U.K. LIBOR Future 90 day (Put)	ICE Group	24	£ 98.50	06/21/2017	$2	$—
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Rate/Price	Expiration Date	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 1 year (Put)	Morgan Stanley Capital Services LLC	5,300,000	1.200%	02/13/2017	$ 3	$ 4
Interest Rate Swap Option 1 year (Put)	Morgan Stanley Capital Services LLC	8,200,000	1.250	02/06/2017	4	2
Interest Rate Swap Option 1 year (Put)	Morgan Stanley Capital Services LLC	4,200,000	1.250	02/21/2017	2	2
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	1,500,000	2.720	07/16/2018	17	49
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	2,000,000	2.770	07/16/2018	23	62
Interest Rate Swap Option 30 year (Call)	Deutsche Bank AG	500,000	2.150	06/15/2018	50	14
Interest Rate Swap Option 30 year (Put)	Deutsche Bank AG	500,000	2.150	06/15/2018	50	80
Interest Rate Swap Option 30 year (Put)	Deutsche Bank AG	300,000	2.860	10/23/2018	21	24
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	100,000	2.590	12/10/2018	11	10
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	900,000	2.600	03/29/2019	84	105
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	400,000	2.610	10/17/2018	37	38
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	100,000	2.610	11/15/2018	10	10
Commodity - Crude Oil Futures (Call)	New York Mercantile Exchange	10	$ 63.00	11/15/2017	21	23
Commodity - Crude Oil Futures (Call)	New York Mercantile Exchange	1	64.00	11/14/2018	4	3
Commodity - Crude Oil Futures (Put)	New York Mercantile Exchange	10	48.00	11/15/2017	32	30
Commodity - WTI-Brent Crude Oil Spread Futures (Call)	New York Mercantile Exchange	1	2.00	10/30/2018	1	1
U.S. Treasury Bonds 30 year Future (Call)	Chicago Board of Trade	12	210.00	02/24/2017	—	—
U.S. Treasury Note Option 2 year (Call)	Chicago Board of Trade	32	110.50	03/24/2017	—	—
U.S. Treasury Note Option 2 year (Call)	Chicago Board of Trade	40	111.00	02/24/2017	—	—
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	36	103.00	03/24/2017	—	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	26	104.00	03/24/2017	—	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	51	105.00	02/24/2017	—	—
Total Purchased Options Not Settled Through Variation Margin					$370	$457
Total Purchased Options					$372	$457

WRITTEN OPTIONS OPEN AT JANUARY 31, 2017
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Price	Expiration Date	Premiums Received (000s)	Value (000s)
Commodity - Crude Oil Futures (Call)	ICE Group	10	$ 2.90	05/25/2017	$ 36	$(33)
Commodity - Crude Oil Futures (Call)	ICE Group	10	50.00	10/26/2017	23	(22)
U.K. LIBOR Future 90 day (Put)	ICE Group	24	£ 98.00	06/21/2017	—	—
Total Written Options that Require Periodic Settlement of Variation Margin					$ 59	$(55)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Index/Rate/ Price	Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,600,000	234.810 [j]	03/24/2020	$ 18	$ (11)
4

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Index/Rate/ Price	Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	200,000	£ 244.170 [j]	05/16/2024	$ 2	$ —
Inflation-Linked Swap Option 20 year (Call)	Goldman Sachs Bank USA	400,000	120.720 [j]	06/22/2035	18	(5)
Variance Option S&P GSCI Energy Official Close Index ER (Call)	Goldman Sachs International	60,000	0.940 [v]	04/05/2017	—	— [x]
Variance Option S&P GSCI Copper Official Close Index ER (Call)	Goldman Sachs International	59,000	0.670 [v]	04/05/2017	—	— [x]
Credit Default Option (Put)	Bank of America NA	200,000	1.000%	02/15/2017	—	—
Credit Default Option (Put)	Bank of America NA	300,000	1.000	03/15/2017	1	—
Credit Default Option (Put)	Barclays Bank plc	500,000	1.000	02/15/2017	1	—
Credit Default Option (Call)	Goldman Sachs International	800,000	1.000	03/15/2017	2	(2)
Credit Default Option (Put)	Goldman Sachs International	100,000	1.000	02/15/2017	—	—
Interest Rate Swap Option 10 year (Call)	Goldman Sachs Bank USA	2,100,000	1.950	02/16/2017	15	—
Interest Rate Swap Option 10 year (Put)	Goldman Sachs Bank USA	2,100,000	2.400	02/16/2017	17	(14)
Interest Rate Swap Option 5 year (Call)	Royal Bank of Scotland plc	800,000	1.800	11/07/2017	7	(1)
Interest Rate Swap Option 5 year (Put)	Royal Bank of Scotland plc	800,000	2.600	11/07/2017	7	(17)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	1,500,000	2.500	10/23/2018	21	(30)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	1,900,000	2.250	10/17/2018	38	(46)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	500,000	2.250	11/15/2018	11	(13)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	500,000	2.250	12/10/2018	11	(13)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	4,300,000	2.300	03/29/2019	86	(123)
Commodity - Crude Oil Futures (Call)	New York Mercantile Exchange	1	$ (0.25)	02/17/2017	—	—
Commodity - Crude Oil Futures (Put)	New York Mercantile Exchange	1	(1.00)	02/17/2017	—	—
Commodity - Light Sweet Crude Oil Futures Option (Call)	New York Mercantile Exchange	1	64.00	11/15/2017	2	(2)
Commodity - Natural Gas Futures (Put)	New York Mercantile Exchange	6	2.70	03/28/2017	3	(2)
Commodity - Natural Gas Futures (Put)	New York Mercantile Exchange	1	2.90	05/25/2017	1	(1)
Commodity - Natural Gas Futures (Put)	New York Mercantile Exchange	2	65.00	10/26/2017	1	(1)
Commodity - WTI-Brent Crude Oil Spread Futures (Call)	New York Mercantile Exchange	1	—	10/30/2018	1	(1)
Currency Options British Pounds vs. U.S. Dollar (Call)	Bank of America NA	600,000	£ 1.28	02/23/2017	3	(4)
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	7	$ 125.50	02/24/2017	4	(2)
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	7	123.50	02/24/2017	4	(2)
Total Written Options Not Settled Through Variation Margin					$274	$(290)
Total Written Options					$333	$(345)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2017
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	JP Morgan Chase Bank NA	$ 186	$ 179	02/02/2017	$ (7)
Brazilian Real (Buy)	BNP Paribas SA	79	80	02/02/2017	(1)
Brazilian Real (Buy)	BNP Paribas SA	437	426	04/04/2017	11
Brazilian Real (Buy)	Deutsche Bank AG	232	216	02/02/2017	16
Brazilian Real (Buy)	HSBC Bank USA	153	154	02/02/2017	(1)
Brazilian Real (Buy)	HSBC Bank USA	152	151	03/02/2017	1
Brazilian Real (Buy)	JP Morgan Chase Bank	906	889	04/04/2017	17
Brazilian Real (Sell)	BNP Paribas SA	79	77	02/02/2017	(2)
Brazilian Real (Sell)	BNP Paribas SA	406	372	04/04/2017	(34)
Brazilian Real (Sell)	BNP Paribas SA	630	613	10/03/2017	(17)
Brazilian Real (Sell)	BNP Paribas SA	124	116	01/03/2018	(8)
Brazilian Real (Sell)	Deutsche Bank AG	232	234	02/02/2017	2
Brazilian Real (Sell)	Deutsche Bank AG	1,740	1,641	01/03/2018	(99)
Brazilian Real (Sell)	HSBC Bank USA	153	152	02/02/2017	(1)
Brazilian Real (Sell)	JP Morgan Chase Bank	937	864	04/04/2017	(73)
Brazilian Real (Sell)	JP Morgan Chase Bank	840	824	10/03/2017	(16)
Brazilian Real (Sell)	JP Morgan Chase Bank	259	243	01/03/2018	(16)
British Pound Sterling (Buy)	UBS AG	2,495	2,486	02/02/2017	9
British Pound Sterling (Sell)	Société Générale	2,494	2,446	02/02/2017	(48)
British Pound Sterling (Sell)	UBS AG	2,496	2,487	03/02/2017	(9)
Chinese Yuan (Buy)	UBS AG	1,318	1,313	02/15/2017	5
Chinese Yuan (Sell)	Barclays Capital	1,125	1,131	02/15/2017	6
Chinese Yuan (Sell)	JP Morgan Chase Bank	193	192	02/15/2017	(1)
Chinese Yuan (Sell)	UBS AG	755	754	05/19/2017	(1)
Colombian Peso (Sell)	Goldman Sachs Bank USA	59	59	03/17/2017	—
Danish Krone (Buy)	Goldman Sachs Bank USA	324	320	02/02/2017	4
Danish Krone (Sell)	Bank of America NA	1,013	1,054	04/03/2017	41
Danish Krone (Sell)	Barclays Bank plc	238	248	07/03/2017	10
5

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Danish Krone (Sell)	BNP Paribas SA	$ 238	$ 250	04/03/2017	$ 12
Danish Krone (Sell)	Deutsche Bank AG	625	637	04/03/2017	12
Danish Krone (Sell)	Goldman Sachs Bank USA	328	324	10/02/2017	(4)
Danish Krone (Sell)	Goldman Sachs Bank USA	30	30	01/02/2018	—
Danish Krone (Sell)	HSBC Bank USA	220	214	02/02/2017	(6)
Danish Krone (Sell)	HSBC Bank USA	255	265	10/02/2017	10
Danish Krone (Sell)	HSBC Bank USA	75	78	10/03/2017	3
Danish Krone (Sell)	JP Morgan Chase Bank NA	31	32	10/02/2017	1
Euro Currency (Buy)	HSBC Bank USA	129	127	02/02/2017	2
Euro Currency (Buy)	JP Morgan Chase Bank NA	2,207	2,186	02/02/2017	21
Euro Currency (Sell)	Bank of America NA	2,337	2,254	02/02/2017	(83)
Euro Currency (Sell)	JP Morgan Chase Bank NA	2,210	2,189	03/02/2017	(21)
Indian Rupee (Buy)	UBS AG	218	216	04/20/2017	2
Mexican Peso (Buy)	BNP Paribas SA	205	203	02/13/2017	2
Mexican Peso (Buy)	Goldman Sachs Bank USA	344	373	02/13/2017	(29)
Mexican Peso (Sell)	Goldman Sachs Bank USA	174	169	02/13/2017	(5)
Mexican Peso (Sell)	JP Morgan Chase Bank NA	20	19	02/13/2017	(1)
Mexican Peso (Sell)	JP Morgan Chase Bank NA	486	539	02/13/2017	53
New Zealand Dollar (Sell)	Australia and New Zealand Banking Group	956	903	02/02/2017	(53)
New Zealand Dollar (Sell)	UBS AG	955	955	03/02/2017	—
Russian Ruble (Buy)	Credit Suisse International	70	68	02/22/2017	2
Russian Ruble (Buy)	Goldman Sachs Bank USA	136	128	02/22/2017	8
Russian Ruble (Sell)	Bank of America NA	63	63	02/22/2017	—
Russian Ruble (Sell)	Barclays Capital	142	143	02/22/2017	1
Singapore Dollar (Buy)	BNP Paribas SA	184	183	03/17/2017	1
Singapore Dollar (Sell)	Goldman Sachs Bank USA	187	182	03/17/2017	(5)
Total Forward Currency Contracts					$(289)

SWAP AGREEMENTS OPEN AT JANUARY 31, 2017
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000%	10/15/2017	€ 800	$ 5
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.830	05/15/2018	1,100	(9)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	09/15/2018	300	3
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	10/15/2018	200	2
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	11/15/2018	300	3
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	05/15/2021	800	17
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	12/15/2021	140	1
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.178	05/15/2026	200	(6)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.385	12/15/2026	200	(3)
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.000	11/15/2018	100	1
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	0.750	03/15/2027	£ 1,690	88
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	03/15/2047	170	(3)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.750	03/15/2047	350	—
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	03/15/2047	90	3
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.350	05/15/2030	300	(11)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030	300	(9)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.300	12/15/2030	200	(6)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.100	06/15/2031	70	(4)
LCH Group	UK Retail Prices Index All Items NSA	Pay	1.000	10/15/2046	100	13
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.585	10/15/2046	90	(11)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.610	07/07/2021	MEX$ 4,000	(3)
CME Group	Mexico Interbank TIIE 28 Day	Pay	6.750	08/31/2021	2,900	(2)
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.030	11/10/2021	3,900	(3)
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.390	11/17/2021	900	—
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.380	11/04/2026	300	(1)
CME Group	Mexico Interbank TIIE 28 Day	Pay	8.040	12/17/2026	4,500	3
CME Group	Mexico Interbank TIIE 28 Day	Pay	8.300	12/11/2031	3,300	3
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	$ 200	3
6

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250%	12/16/2022	$ 4,500	$ 17
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	12/19/2023	2,900	28
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.400	03/16/2026	5,790	130
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	04/21/2026	1,400	37
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	04/27/2026	1,800	44
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/21/2046	2,690	15
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.750	12/19/2048	600	(10)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.500	12/21/2021	560	4
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.750	12/21/2026	900	67
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	10/11/2017	2,800	4
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.800	09/12/2026	200	(8)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	07/15/2017	5,600	(4)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	11/23/2020	300	3
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	11/25/2020	300	3
Interest Rate Swaps						$404
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Canadian Natural Resources Ltd. 3.450% due 11/15/2021	Buy	1.000%	03/20/2018	0.284%	$(1)	$ (1)	$ 100	$ —
ICE Group	Markit CDX North America Investment Grade Index | Series 27	Buy	1.000	12/20/2021	0.666	(6)	(6)	$ 400	—
ICE Group	Markit CDX North America High Yield Index | Series 27	Buy	5.000	12/20/2021	3.522	(21)	(11)	$ 300	(10)
Credit Default Swaps									$(10)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.550%	10/15/2017	€ 100	$ —
BNP Paribas SA	French Consumer Price Index Ex Tobacco Index	Receive	1.140	08/15/2026	600	(28)
Bank of America NA	UK Retail Prices Index All Items NSA	Receive	3.430	06/15/2030	£ 600	(15)
Bank of America NA	UK Retail Prices Index All Items NSA	Receive	3.350	08/15/2030	600	(24)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Receive	3.330	08/15/2030	900	(49)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	1.000	05/15/2046	140	45
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	1.000	06/15/2046	60	22
Bank of America NA	US Consumer Price Index Urban Consumers NSA	Receive	2.000	04/15/2017	$ 120	—
Bank of America NA	US Consumer Price Index Urban Consumers NSA	Pay	1.000	05/23/2018	2,900	21
Bank of America NA	US Consumer Price Index Urban Consumers NSA	Pay	1.000	06/07/2018	100	1
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Pay	2.173	11/01/2018	900	(31)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Pay	1.730	03/04/2019	175	1
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Pay	2.420	02/12/2017	1,400	(71)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Pay	2.210	10/11/2018	1,700	(62)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Pay	1.000	07/26/2021	200	7
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Pay	1.000	09/12/2021	150	5
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	1.730	07/26/2026	200	(12)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	1.762	08/30/2026	400	(21)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	1.801	09/12/2026	150	(8)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	1.805	09/12/2026	100	(5)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	1.780	09/15/2026	100	(5)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.810	07/19/2026	400	(20)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.000	07/20/2026	200	(10)
7

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.805%	09/20/2026	$ 100	$ (5)
Interest Rate Swaps						$(264)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
TOTAL RETURN SWAPS ON INDICES
Counterparty	Reference Rate	Pay/Receive Reference Rate	Index	Expiration Date	Notional Amount (000s)	Number of Units (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	0.100%	Pay	Bloomberg Commodity Index SM	02/15/2017	$ 1,242	11	$ —
JP Morgan Chase Bank NA	0.150	Pay	Bloomberg Commodity Index SM	02/15/2017	2,322	5	1
JP Morgan Chase Bank NA	0.300	Pay	Bloomberg Commodity Index SM	02/15/2017	1,045	1	(8)
JP Morgan Chase Bank NA	0.170	Pay	Bloomberg Commodity Index Total Return SM	02/15/2017	1,501	4	(5)
Bank of America NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return SM	02/15/2017	53	—	(1)
BNP Paribas SA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return SM	02/15/2017	805	2	(10)
BNP Paribas SA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return SM	02/15/2017	73	—	—
Citibank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return SM	02/15/2017	9,697	54	(149)
Credit Suisse International	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return SM	02/15/2017	2,453	14	(37)
Goldman Sachs International	U.S. Treasury Bills	Receive	Bloomberg Commodity Index Total Return SM	08/15/2017	26	4,632	—
Goldman Sachs International	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return SM	08/15/2017	11,331	32	(138)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return SM	02/15/2017	2,322	7	(28)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Receive	Bloomberg Commodity Index Total Return SM	02/15/2017	2	450	7
Morgan Stanley Capital Services LLC	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return SM	02/15/2017	47,323	253	(725)
Société Générale Paris	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total Return SM	02/15/2017	3	10	(28)
JP Morgan Chase Bank NA	0.350%	Pay	JP Morgan FNJ Commodity Index	02/15/2017	3,080	30	36
Goldman Sachs International	0.050 [k]	Pay	S&P GSCI Industrial Metals Index Excess Return	08/15/2017	—	1	3
BNP Paribas SA	-0.050 [k]	Pay	S&P GSCI Industrial Metals Index Excess Return	02/15/2017	3	461	(13)
Goldman Sachs International	-0.050 [k]	Pay	S&P GSCI Industrial Metals Index Excess Return	08/15/2017	2	286	(8)
JP Morgan Chase Bank NA	-0.050 [k]	Pay	S&P GSCI Industrial Metals Index Excess Return	02/15/2017	230	40	(1)
Total Return Swaps on Indices							$(1,104)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
TOTAL RETURN SWAPS ON COMMODITIES
Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank NA	Calendar Swap on Iron Ore	Receive	$ 45.35	06/30/2017	600	$ 20
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	1,365.10	07/05/2017	100	15
Goldman Sachs International	London Platinum & Palladium Market Platinum PM Fixing Price/USD	Receive	1,106.50	07/05/2017	100	(10)
BNP Paribas SA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.54	03/31/2017	400	—
BNP Paribas SA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.85	12/31/2017	1,100	1
JP Morgan Chase Bank NA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	8.01	06/30/2017	300	—
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	4.74	12/31/2017	300	—
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.80	12/31/2017	1,100	1
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.78	12/31/2017	1,100	1
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	4.85	12/31/2017	300	—
8

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
TOTAL RETURN SWAPS ON COMMODITIES—Continued
Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Platinum London PM Fix/USD vs. LBMA India Gold Price PM USD	Receive	$(238.25)	07/07/2017	400	$ 8
Goldman Sachs International	Platinum London PM Fix/USD vs. LBMA India Gold Price PM USD	Receive	(232.80)	07/05/2017	100	2
Total Return Swaps on Commodities						$38
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
VARIANCE SWAPS ON INDICES
Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	$ 0.090	04/27/2020	$ 192	$ 7
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.090	04/28/2020	169	6
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.070	07/29/2020	377	12
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.110	05/07/2020	150	9
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.090	07/24/2020	167	6
Variance Swaps on Indices						$40
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000%	06/20/2021	2.227%	$(5)	$ (9)	$ 100	$ 4
Goldman Sachs International	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2021	2.227	(10)	(14)	$ 200	4
JP Morgan Chase Bank NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	12/20/2021	2.462	(7)	(8)	$ 100	1
Goldman Sachs International	Republic of Colombia 10.380% due 01/28/2033	Sell	1.000	12/20/2021	1.531	(2)	(3)	$ 100	1
HSBC Bank USA NA	Republic of Colombia 10.380% due 01/28/2033	Sell	1.000	06/20/2021	1.372	(1)	(3)	$ 100	2
HSBC Bank USA NA	Republic of Colombia 10.380% due 01/28/2033	Sell	1.000	12/20/2021	1.531	(2)	(3)	$ 100	1
JP Morgan Chase Bank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2021	1.644	(3)	(7)	$ 100	4
Deutsche Bank AG	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2021	1.511	(4)	(5)	$ 200	1
Credit Default Swaps									$ 18
Total Swaps									$(878)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$3,002	$—	$3,002
Collateralized Mortgage Obligations	—	146	—	146
Corporate Bonds & Notes	—	9,044	—	9,044
Foreign Government Obligations	—	8,297	—	8,297
Mortgage Pass-Through	—	2,254	—	2,254
9

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
U.S. Government Obligations	$ —	$ 56,534	$—	$ 56,534
Short-Term Investments
Certificates Of Deposit	—	501	—	501
Repurchase Agreements	—	23,246	—	23,246
Total Investments in Securities	$ —	$103,024	$—	$103,024
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 252	$—	$ 252
Futures Contracts	275	—	—	275
Purchased Options	57	400	—	457
Swap Agreements	—	752	—	752
Total Financial Derivative Instruments - Assets	$ 332	$ 1,404	$—	$ 1,736
Liability Category
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (541)	$—	$ (541)
Futures Contracts	(201)	—	—	(201)
Swap Agreements	—	(1,630)	—	(1,630)
Written Options	(66)	(279)	—	(345)
Total Financial Derivative Instruments-Liabilities	$(267)	$ (2,450)	$—	$ (2,717)
Total Investments	$ 65	$101,978	$—	$102,043
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2017 (000s)[w]
Written Options	$—	$—	$(1)	$—	$—	$1	$—	$—	$—
There were no transfers between levels during the period.
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2017 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Written Options
Variance Option S&P GSCI Energy Official Close Index ER	$ —	Market Approach	Broker Quote	$ 0.00
Variance Option S&P GSCI Copper Official Close Index ER	—	Market Approach	Broker Quote	0.00
	$ —
	$ —
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
10

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$ 423	$(1,422)
Credit Contracts	18	(12)
Foreign Exchange Contracts	252	(545)
Interest Rate Contracts	1,043	(738)
Total	$1,736	$(2,717)
11

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

1	Floating rate security; the stated rate represents the rate in effect at January 31, 2017
2	Variable rate security; the stated rate represents the rate in effect at January 31, 2017
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2017, the aggregate value of these securities was $3,058 or 4% of net assets.
4	CLO after the name of a security stands for Collateralized Loan Obligation.
5	MTN after the name of a security stands for Medium Term Note.
6	Perpetuity bond; the maturity date represents the next callable date
7	Zero coupon bond
8	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2017. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
10	At January 31, 2017, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $8,184,000 or 12% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.
j	Amount represents Index Value.
k	Negative reference rate represents the obligation to pay both the index and the reference rate.
v	Amount represents the initial strike value of variance of the price of the underlying commodity or index.
w	The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 1/31/2017 (000s)
	Written Options	$—
x	Fair Valued by subadviser in accordance with Harbor Funds Valuation Procedures using a Broker Quote which is a Level 3 input.
R$	Brazilian Real
£	British Pound
DKK$	Denmark Krone
€	Euro
MEX$	Mexican Peso
NZD$	New Zealand Dollar
The accompanying notes are an integral part of the Portfolio of Investments.
12

Harbor Strategic Markets Funds
Notes to Portfolio of Investments— January 31, 2017 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolio covered by this report includes: the Harbor Commodity Real Return Strategy Fund (referred to as the “Fund”).  Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Fund.
The Fund may offer up to two classes of shares, designated as Institutional Class and Administrative Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
The Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by the Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of
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Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or the Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, the Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
14

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of the Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of the Fund’s Portfolio of Investments schedule.
The Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, the Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
Mortgage-Related and Other Asset-Backed Securities
Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, the Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
U.S. Government Securities
During the period, the Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each
15

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Forward Commitments and When-Issued Securities
During the period, the Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of the Fund’s other assets. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. The Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. The Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.
The Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions. When the Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.
Repurchase Agreements
In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, the Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to the Fund’s purchase of securities such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. The Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a
16

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Sale-Buybacks
A “sale-buyback” financing transaction consists of a sale of a portfolio security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, the Fund entered into such financing transactions referred to as sale-buybacks.
The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the statement of assets and liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations.  Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. To cover its obligations under sale-buyback transactions, the Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Sale-buyback transactions involve the risk that the fair value of the securities sold by the Fund may decline below the repurchase price of the securities and, if the proceeds from the sale-buyback transaction are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.
The average amount of borrowings outstanding during the period ended January 31, 2017 was $29,532,000 at a weighted average interest rate of 0.574% for the Fund.
A table that includes the remaining maturity period for outstanding sale-buyback transactions and the type of investment collateral pledged can be found within the Fund’s Portfolio of Investments schedule.
Short Sales
During the period, the Fund engaged in short-selling, which obligates the Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, subject to pre-arranged exposure levels, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, the Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
17

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by the Fund as unrealized gains or losses. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, the Fund purchased and wrote (sold) option contracts to manage its exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase the Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease the Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.
When the Fund purchases an option, it pays a premium. If a purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by the Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by the Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. The Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
When the Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.
The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the fair value of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the fair value of the underlying security decreases and the option is exercised. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
Options on exchange-traded futures contracts are an option contract in which the underlying instrument is a single futures contract. The Fund may write or purchase options on exchange-traded futures contracts in which the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by the Fund as unrealized gains or losses. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
18

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.
The Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to the Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, the Fund used interest rate swap agreements to manage its exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, the Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; the Fund used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2017 for the Fund was $1,000,000.
Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, the Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.
Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
19

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, the Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.
When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, the Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, the Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, the Fund used forward currency contracts to manage its exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.
The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, the Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, the Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Master Netting Arrangements
As described in further detail below, the Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master
20

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Netting Arrangements are specific to the unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.
For the period ended January 31, 2017, the Fund entered into the following Master Netting Arrangements:
Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties.
Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern OTC market traded financial derivative transactions entered into by the Fund and select counterparties.
Basis for Consolidation
Harbor Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, the Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As such, the Fund has consolidated its investment in the Subsidiary into its financial statements and eliminated all intercompany accounts and transactions. As of January 31, 2017, the Subsidiary represented approximately $27,896,000 or approximately 19% of the total assets of the Fund.
Treatment of Income from Offshore Subsidiary
Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. The Fund seeks to gain exposure to commodity markets indirectly by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund’s taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect the Fund.
New Accounting Pronouncement
In October 2016, the Securities and Exchange Commission (SEC) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to certain financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the amendments are consistent with the Fund’s current financial statement presentation.
21

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by the Fund and its respective gross unrealized appreciation and depreciation at January 31, 2017 is as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Commodity Real Return Strategy Fund (Consolidated)*	$102,974	$889	$(839)	$50

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
22

Notes

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.SM.0117

Quarterly Schedule of
Portfolio Holdings
January 31, 2017
Fixed Income  Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX	HNCVX
Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX	HNHYX
Harbor Bond Fund	HABDX	HRBDX	–	–
Harbor Real Return Fund	HARRX	HRRRX	–	–
Harbor Money Market Fund	HARXX	HRMXX	–	–

Harbor Convertible Securities Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 10.2%)
CONVERTIBLE BONDS—88.8%
Principal Amount		Value
AIR FREIGHT & LOGISTICS—0.6%
	Echo Global Logistics Inc.
$2,794	2.500%—05/01/2020	$ 2,731
AUTO COMPONENTS—0.3%
	Horizon Global Corp.
1,110	2.750%—07/01/2022	1,165
AUTOMOBILES—0.9%
	Solarcity Corp.
863	1.625%—11/01/2019	754
1,464	2.750%—11/01/2018	1,399
		2,153
CONVERTIBLE BONDS—Continued
Principal Amount		Value
AUTOMOBILES—Continued
	Tesla Motors Inc.
$2,000	1.250%—03/01/2021	$ 1,899
		4,052
BIOTECHNOLOGY—2.1%
	BioMarin Pharmaceutical Inc.
7,044	1.500%—10/15/2020	8,523
	Incyte Corp.
118	1.250%—11/15/2020	284
	Ligand Pharmaceuticals Inc.
124	0.750%—08/15/2019	186
		8,993
CAPITAL MARKETS—2.0%
	Ares Capital Corp.
2,610	3.750%—02/01/2022[1]	2,577
5,690	4.375%—01/15/2019	5,847
		8,424
COMMUNICATIONS EQUIPMENT—1.7%
	Ciena Corp.
363	3.750%—10/15/2018[1]	490
	Finisar Corp.
2,115	0.500%—12/15/2036[1]	2,135
	InterDigital Inc.
1,662	1.500%—03/01/2020	2,297
	Palo Alto Networks Inc.
1,502	0.000%—07/01/2019[2]	2,151
		7,073
CONSTRUCTION & ENGINEERING—1.8%
	Dycom Industries Inc.
3,852	0.750%—09/15/2021	4,208
	Tutor Perini Corp.
2,755	2.875%—06/15/2021[1]	3,296
		7,504
DIVERSIFIED TELECOMMUNICATION SERVICES—1.1%
	Inmarsat plc
4,600	3.875%—09/09/2023	4,635
ENERGY EQUIPMENT & SERVICES—1.1%
	Nabors Industries Inc.
2,275	0.750%—01/15/2024[1]	2,306
	Weatherford International Ltd.
2,330	5.875%—07/01/2021	2,614
		4,920
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—6.6%
	Colony Starwood Homes
3,308	3.000%—07/01/2019	3,742
1,115	3.500%—01/15/2022[1]	1,134
		4,876
	Empire State Realty OP LP
714	2.625%—08/15/2019[1]	813
	Extra Space Storage LP
5,336	3.125%—10/01/2035[1]	5,503
	National Health Investors Inc.
2,294	3.250%—04/01/2021	2,572
	Spirit Realty Capital Inc.
4,310	2.875%—05/15/2019	4,423

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	Starwood Property Trust Inc.
$6,300	4.550%—03/01/2018	$ 6,879
	VEREIT Inc.
3,080	3.000%—08/01/2018	3,066
		28,132
HEALTH CARE EQUIPMENT & SUPPLIES—4.3%
	Hologic Inc.
4,420	0.000%—12/15/2043[3]	5,425
	NuVasive Inc.
4,917	2.250%—03/15/2021[1]	6,497
	Wright Medical Group Inc.
5,945	2.000%—02/15/2020	6,484
		18,406
HEALTH CARE PROVIDERS & SERVICES—1.5%
	Brookdale Senior Living Inc.
55	2.750%—06/15/2018	54
	Molina Healthcare Inc.
5,544	1.625%—08/15/2044	6,459
		6,513
HEALTH CARE TECHNOLOGY—3.6%
	Allscripts Healthcare Solutions Inc.
6,343	1.250%—07/01/2020	6,212
	Medidata Solutions Inc.
8,554	1.000%—08/01/2018	9,244
		15,456
HOUSEHOLD DURABLES—1.1%
	CalAtlantic Group Inc.
3,597	1.625%—05/15/2018	4,390
	Toll Brothers Finance Corp.
429	0.500%—09/15/2032	425
		4,815
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.2%
	NRG Yield Inc.
5,196	3.500%—02/01/2019[1]	5,254
INDUSTRIAL CONGLOMERATES—0.9%
	Siemens Financieringsmaatschappij NV
3,250	1.650%—08/16/2019	3,902
INTERNET & CATALOG RETAIL—0.5%
	Priceline Group Inc.
1,620	0.350%—06/15/2020	2,166
INTERNET & DIRECT MARKETING RETAIL—4.1%
	Ctrip.Com International Ltd.
3,210	1.250%—09/15/2022[1]	3,178
5,993	1.990%—07/01/2025	6,487
		9,665
	Liberty Interactive LLC
1,900	1.750%—09/30/2046[1]	2,141
	Priceline Group Inc.
4,858	0.900%—09/15/2021	5,253
	Shutterfly Inc.
311	0.250%—05/15/2018	319
		17,378
CONVERTIBLE BONDS—Continued
Principal Amount		Value
INTERNET SOFTWARE & SERVICES—6.8%
	Akamai Technologies Inc.
$8,833	0.000%—02/15/2019[2]	$ 9,275
	Envestnet Inc.
2,674	1.750%—12/15/2019	2,602
	Twitter Inc.
4,817	1.000%—09/15/2021	4,417
	Web.com Group Inc.
6,662	1.000%—08/15/2018	6,420
	WebMD Health Corp.
6,548	2.625%—06/15/2023[1]	6,204
		28,918
IT SERVICES—1.9%
	Blackhawk Network Holdings Inc.
6,160	1.500%—01/15/2022[1]	6,214
	Euronet Worldwide Inc.
1,512	1.500%—10/01/2044	1,729
		7,943
LIFE SCIENCES TOOLS & SERVICES—0.9%
	QIAGEN NV
3,400	0.375%—03/19/2019	3,883
MACHINERY—2.7%
	Chart Industries Inc.
4,430	2.000%—08/01/2018	4,408
	Meritor Inc.
1,671	7.875%—03/01/2026	2,619
	Navistar International Corp.
4,790	4.750%—04/15/2019	4,751
		11,778
MEDIA—5.0%
	Dish Network Corp.
6,135	3.375%—08/15/2026[1]	7,197
	Liberty Media Corp.
3,190	1.000%—01/30/2023[1]	3,256
3,861	1.375%—10/15/2023	4,194
1,980	2.250%—09/30/2046[1]	2,126
		9,576
	Live Nation Entertainment Inc.
4,352	2.500%—05/15/2019	4,736
		21,509
METALS & MINING—1.4%
	Royal Gold Inc.
985	2.875%—06/15/2019	1,079
	RTI International Metals Inc.
4,503	1.625%—10/15/2019	4,936
		6,015
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.6%
	Two Harbors Investment Corp.
6,715	6.250%—01/15/2022	6,711
OIL, GAS & CONSUMABLE FUELS—2.4%
	Chesapeake Energy Corp.
990	5.500%—09/15/2026[1]	1,060
	Oasis Petroleum Inc.
864	2.625%—09/15/2023	1,156
	PDC Energy Inc.
519	1.125%—09/15/2021	587

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	SM Energy Co.
$565	1.500%—07/01/2021	$ 619
	Total SA MTN[4]
4,600	0.500%—12/02/2022	4,726
	Whiting Petroleum Corp.
2,590	1.250%—04/01/2020	2,313
		10,461
PHARMACEUTICALS—2.9%
	Jazz Investments I Ltd.
8,855	1.875%—08/15/2021	8,938
	Teva Pharmaceutical Finance Co. LLC
3,216	0.250%—02/01/2026	3,423
		12,361
PROFESSIONAL SERVICES—1.1%
	Huron Consulting Group Inc.
4,793	1.250%—10/01/2019	4,568
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.4%
	Inphi Corp.
2,110	0.750%—09/01/2021[1]	2,286
	Integrated Device Technology Inc.
6,118	0.875%—11/15/2022	6,531
	Intel Corp.
5,418	3.479%—12/15/2035	7,402
	Lam Research Corp.
3,012	1.250%—05/15/2018	5,708
	Microchip Technology Inc.
5,032	1.625%—02/15/2025	6,840
	NXP Semiconductors NV
140	1.000%—12/01/2019	159
	ON Semiconductor Corp.
8,440	1.000%—12/01/2020	8,920
	STMicroelectronics NV
6,400	0.000%—07/03/2019[2]	7,608
	Teradyne Inc.
3,025	1.250%—12/15/2023[1]	3,430
		48,884
SOFTWARE—11.8%
	Citrix Systems Inc.
6,872	0.500%—04/15/2019	7,980
	FireEye Inc.
2,751	1.000%—06/01/2035	2,541
693	1.625%—06/01/2035	621
		3,162
	Nuance Communications Inc.
5,153	1.000%—12/15/2035	4,815
	Proofpoint Inc.
5,840	0.750%—06/15/2020	7,011
	Red Hat Inc.
3,523	0.250%—10/01/2019	4,263
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Rovi Corp.
$3,314	0.500%—03/01/2020	$ 3,277
	Salesforce.com Inc.
3,440	0.250%—04/01/2018	4,356
	ServiceNow Inc.
2,507	0.000%—11/01/2018[2]	3,339
	Synchronoss Technologies Inc.
1,954	0.750%—08/15/2019	2,048
	Verint Systems Inc.
6,278	1.500%—06/01/2021	5,968
	Workday Inc.
3,712	0.750%—07/15/2018	4,285
		50,504
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.3%
	Electronics For Imaging Inc.
5,282	0.750%—09/01/2019	5,543
TRANSPORTATION INFRASTRUCTURE—2.2%
	Macquarie Infrastructure Corp.
4,866	2.000%—10/01/2023	4,799
4,078	2.875%—07/15/2019	4,560
		9,359
TOTAL CONVERTIBLE BONDS
(Cost $366,979)		379,956

CORPORATE BONDS & NOTES—1.0%
HEALTH CARE PROVIDERS & SERVICES—1.0%
	Centene Corp.
1,975	5.625%—02/15/2021	2,078
	HCA Inc.
1,928	6.500%—02/15/2020	2,111
TOTAL CORPORATE BONDS & NOTES
(Cost $4,184)		4,189

SHORT-TERM INVESTMENTS—1.7%
(Cost $7,104)
REPURCHASE AGREEMENTS
7,104	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $7,246)	7,104
TOTAL INVESTMENTS—91.5%
(Cost $378,267)		391,249
CASH AND OTHER ASSETS, LESS LIABILITIES—8.5%		36,567
TOTAL NET ASSETS—100.0%		$427,816

FAIR VALUE MEASUREMENTS
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2017, the aggregate value of these securities was $67,097 or 16% of net assets.
2	Zero coupon bond
3	Step coupon security; the stated rate represents the rate in effect at January 31, 2017
4	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 2.7%)

BANK LOAN OBLIGATIONS—5.3%
Principal Amount		Value
CAPITAL MARKETS—0.2%
	Walter Investment Management Corp.
	Term Loan B
$3,805	3.760%—12/18/2020[1]	$ 3,668
CHEMICALS—0.6%
	Solenis International LP
	Second-Lien Term Loan
5,000	6.760%—07/31/2022[1]	4,960
	Tronox Pigments Holland BV
	Term Loan
5,448	3.510%—03/19/2020[1]	5,466
		10,426
COMMERCIAL SERVICES & SUPPLIES—0.6%
	Brand Energy & Infrastructure Services Inc.
	Term Loan
6,063	3.760%—11/26/2020[1]	6,058
	Granite Acquisition Inc.
	Term Loan B
3,796	4.010%—12/17/2021[1]	3,834
	Term Loan C
170	4.010%—12/17/2021[1]	172
		4,006
		10,064
CONTAINERS & PACKAGING—0.3%
	Mauser U.S. Holdings Inc.
	Second-Lien Term Loan
4,675	7.760%—07/31/2022[1]	4,698
ELECTRIC UTILITIES—0.2%
	Lightstone Generation LLC
	Term Loan B
2,392	5.510%—12/15/2023[1]	2,425
	Lightstone Generation LLC
	Term Loan C
228	5.510%—11/22/2023[1]	231
		2,656
ELECTRICAL EQUIPMENT—0.3%
	Cortes NP Intermediate Holding II Corp.
5,500	5.010%—11/30/2023[1]	5,577
HOTELS, RESTAURANTS & LEISURE—0.2%
	Amaya Holdings BV
	First-Lien Term Loan B
2,708	4.010%—08/01/2021[1]	2,726
	Second-Lien Term Loan B
1,307	7.010%—08/01/2022[1]	1,316
		4,042

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
INTERNET SOFTWARE & SERVICES—0.2%
	Ancestry.com Inc.
$1,180	4.260%—10/19/2023[1]	$ 1,194
1,580	8.260%—10/19/2024[1]	1,627
		2,821
MEDIA—0.9%
	William Morris Endeavor Entertainment LLC
	Term Loan B
15,385	4.260%—05/06/2021[1]	15,488
OIL, GAS & CONSUMABLE FUELS—0.7%
	California Resources Corporation
	Term Loan
3,050	10.390%—12/31/2021[1]	3,441
	Chesapeake Energy Corp.
8,000	7.510%—08/23/2021[1]	8,768
		12,209
SOFTWARE—0.2%
	Genesys Telecommunications Laboratories Inc.
	Term Loan B
4,050	4.010%—12/1/2023[1]	4,100
SPECIALTY RETAIL—0.7%
	Ascena Retail Group Inc.
	Term Loan B
7,762	4.510%—08/21/2022[1]	7,105
	Bass Pro Group LLC Term Loan B
6,150	5.010%—12/15/2023[1]	5,990
		13,095
TRADING COMPANIES & DISTRIBUTORS—0.2%
	Safway Group Holdings LLC
	Term Loan B
3,067	4.760%—08/21/2023[1]	3,112
TOTAL BANK LOAN OBLIGATIONS
(Cost $89,765)		91,956

CORPORATE BONDS & NOTES—92.0%
AEROSPACE & DEFENSE—2.3%
	Bombardier Inc.
3,700	6.000%—10/15/2022[2]	3,635
5,850	6.125%—01/15/2023[2]	5,748
1,600	8.750%—12/01/2021[2]	1,734
		11,117
	KLX Inc.
225	5.875%—12/01/2022[2]	236
	Kratos Defense & Security Solutions Inc.
1,584	7.000%—05/15/2019	1,548
	Moog Inc.
10,000	5.250%—12/01/2022[2]	10,250
	Orbital ATK Inc.
4,200	5.500%—10/01/2023	4,389
	TransDigm Inc.
1,000	6.375%—06/15/2026[2]	990
11,500	6.500%—07/15/2024-05/15/2025	11,581
		12,571
		40,111
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AIR FREIGHT & LOGISTICS—1.0%
	Park Aerospace Holdings Ltd.
$2,275	5.250%—08/15/2022[2]	$ 2,335
3,025	5.500%—02/15/2024[2]	3,112
		5,447
	XPO Logistics Inc.
5,000	6.125%—09/01/2023[2]	5,200
6,250	6.500%—06/15/2022[2]	6,547
		11,747
		17,194
AUTO COMPONENTS—1.2%
	American Axle & Manufacturing Inc.
5,000	6.625%—10/15/2022	5,175
	American Tire Distributors Inc.
6,075	10.250%—03/01/2022[2]	5,953
	BCD Acquisition Inc.
5,500	9.625%—09/15/2023[2]	5,913
	Dana Financing Luxembourg SARL
3,000	6.500%—06/01/2026[2]	3,181
		20,222
BUILDING PRODUCTS—2.2%
	Griffon Corp.
16,225	5.250%—03/01/2022	16,448
	RSI Home Products Inc.
6,100	6.500%—03/15/2023[2]	6,390
	Standard Industries Inc.
5,000	5.500%—02/15/2023[2]	5,212
	Summit Materials LLC
9,250	6.125%—07/15/2023	9,597
		37,647
CAPITAL MARKETS—0.2%
	Neuberger Berman Group LLC
3,300	5.875%—03/15/2022[2]	3,411
CHEMICALS—2.7%
	A Schulman Inc.
5,000	6.875%—06/01/2023[2]	5,300
	Alpha 3 BV / Alpha US BidCo Inc.
2,000	6.250%—02/01/2025[2]	2,005
	Consolidated Energy Finance SA
200	6.750%—10/15/2019[2]	201
	Huntsman International LLC
5,000	4.875%—11/15/2020	5,188
	INEOS Group Holdings SA
3,000	5.625%—08/01/2024[2]	3,000
	Koppers Inc.
1,550	6.000%—02/15/2025[2]	1,608
	NOVA Chemicals Corp.
3,500	5.250%—08/01/2023[2]	3,636
	Platform Specialty Products Corp.
6,600	6.500%—02/01/2022[2]	6,769
	PQ Corp.
4,500	6.750%—11/15/2022[2]	4,883
	Trinseo Materials Operating SCA
1,500	6.750%—05/01/2022[2]	1,588
	Tronox Finance LLC
4,625	7.500%—03/15/2022[2]	4,532
	Univar USA Inc.
7,750	6.750%—07/15/2023[2]	8,099
		46,809

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—3.0%
	Advanced Disposal Services Inc.
$4,650	5.625%—11/15/2024[2]	$ 4,743
	Brand Energy & Infrastructure Services Inc.
7,000	8.500%—12/01/2021[2]	7,297
	Carlson Travel Inc.
1,350	6.750%—12/15/2023[2]	1,406
	Clean Harbors Inc.
10,400	5.125%—06/01/2021	10,675
	Covanta Holding Corp.
2,525	5.875%—03/01/2024	2,519
6,900	6.375%—10/01/2022	7,141
1,000	7.250%—12/01/2020	1,030
		10,690
	Garda World Security Corp.
5,000	7.250%—11/15/2021[2]	4,813
	NuStar Logistics LP
2,000	6.750%—02/01/2021	2,175
	RR Donnelley & Sons Co.
5,000	6.000%—04/01/2024	4,775
	West Corp.
5,600	5.375%—07/15/2022[2]	5,411
		51,985
COMMUNICATIONS EQUIPMENT—0.5%
	Hughes Satellite Systems Corp.
2,500	6.625%—08/01/2026[2]	2,594
4,250	7.625%—06/15/2021	4,694
		7,288
	Telesat Canada / Telesat LLC
2,000	8.875%—11/15/2024[2]	2,150
		9,438
CONSTRUCTION & ENGINEERING—0.3%
	AECOM
5,000	5.750%—10/15/2022	5,294
CONSUMER FINANCE—1.2%
	Navient Corp.
3,400	6.625%—07/26/2021	3,468
2,000	7.250%—09/25/2023	2,035
		5,503
	Navient Corp. MTN[3]
7,550	7.250%—01/25/2022	7,795
	OneMain Financial Holdings Inc.
2,500	6.750%—12/15/2019[2]	2,603
	Springleaf Finance Corp.
1,500	6.000%—06/01/2020	1,506
4,000	7.750%—10/01/2021	4,185
		5,691
		21,592
CONTAINERS & PACKAGING—3.2%
	ARD Finance SA
7,500	7.125%—09/15/2023[2]	7,641
	Ardagh Packaging Finance plc
7,725	6.000%—02/15/2025[2]	7,793
9,774	6.250%—01/31/2019[2]	9,991
		17,784
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONTAINERS & PACKAGING—Continued
	Berry Plastics Corp.
$1,300	5.125%—07/15/2023	$ 1,337
4,000	5.500%—05/15/2022	4,180
		5,517
	Flex Acquisition Co. Inc.
2,950	6.875%—01/15/2025[2]	3,004
	Reynolds Group Issuer Inc.
7,000	7.000%—07/15/2024[2]	7,472
	Signode Industrial Group Lux SA
13,500	6.375%—05/01/2022[2]	13,770
	Silgan Holdings Inc.
1,500	5.500%—02/01/2022	1,558
		56,746
DIVERSIFIED TELECOMMUNICATION SERVICES—4.4%
	Altice Financing SA
3,000	6.625%—02/15/2023[2]	3,141
2,100	7.500%—05/15/2026[2]	2,222
		5,363
	CenturyLink Inc.
3,000	5.625%—04/01/2020	3,176
2,150	5.800%—03/15/2022	2,219
1,675	7.500%—04/01/2024	1,778
		7,173
	Frontier Communications Corp.
7,000	7.125%—03/15/2019-01/15/2023	6,640
2,675	7.625%—04/15/2024	2,374
2,650	10.500%—09/15/2022	2,781
		11,795
	GCI Inc.
7,000	6.750%—06/01/2021	7,245
2,460	6.875%—04/15/2025	2,571
		9,816
	Inmarsat Finance plc
18,000	4.875%—05/15/2022[2]	17,730
950	6.500%—10/01/2024[2]	978
		18,708
	Intelsat Jackson Holdings SA
3,625	7.250%—04/01/2019-10/15/2020	3,012
	Level 3 Communications Inc.
2,100	5.750%—12/01/2022	2,179
	Level 3 Financing Inc.
825	5.125%—05/01/2023	833
1,100	6.125%—01/15/2021	1,139
		1,972
	Telecom Italia SpA
4,500	5.303%—05/30/2024[2]	4,541
	Zayo Group LLC
3,600	5.750%—01/15/2027[2]	3,690
8,000	6.000%—04/01/2023	8,390
		12,080
		76,639
ELECTRIC UTILITIES—0.7%
	Talen Energy Supply LLC
7,400	4.625%—07/15/2019[2]	7,196
7,000	6.500%—06/01/2025	5,688
		12,884

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.9%
	Anixter Inc.
$9,000	5.125%—10/01/2021	$ 9,416
750	5.500%—03/01/2023	785
		10,201
	Belden Inc.
5,000	5.500%—09/01/2022[2]	5,187
		15,388
ENERGY EQUIPMENT & SERVICES—1.7%
	Archrock Partners LP
3,000	6.000%—04/01/2021-10/01/2022	2,965
	Hornbeck Offshore Services Inc.
4,500	5.000%—03/01/2021	3,161
	Precision Drilling Corp.
1,405	6.625%—11/15/2020	1,439
	SESI LLC
1,900	6.375%—05/01/2019	1,917
700	7.125%—12/15/2021	722
		2,639
	Trinidad Drilling Ltd.
2,375	6.625%—02/15/2025[2]	2,434
	Unit Corp.
5,440	6.625%—05/15/2021	5,426
	Weatherford International Ltd.
625	4.500%—04/15/2022	559
7,550	7.750%—06/15/2021	7,824
2,900	8.250%—06/15/2023	2,965
		11,348
		29,412
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.9%
	Communications Sales & Leasing Inc.
1,625	7.125%—12/15/2024[2]	1,657
7,500	8.250%—10/15/2023	8,175
		9,832
	CyrusOne LP
2,000	6.375%—11/15/2022	2,120
	DuPont Fabros Technology LP
2,000	5.875%—09/15/2021	2,091
	FelCor Lodging LP
5,650	5.625%—03/01/2023	5,876
2,315	6.000%—06/01/2025	2,448
		8,324
	GEO Group Inc.
1,500	5.125%—04/01/2023	1,481
3,650	5.875%—01/15/2022-10/15/2024	3,740
		5,221
	Iron Mountain Inc.
9,275	5.750%—08/15/2024	9,461
	Kennedy-Wilson Inc.
5,000	5.875%—04/01/2024	5,183
	MPT Operating Partnership LP
2,450	5.250%—08/01/2026	2,413
1,500	6.375%—03/01/2024	1,592
		4,005
	RHP Hotel Properties LP
3,250	5.000%—04/15/2021	3,331
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	Sabra Health Care LP
$1,800	5.500%—02/01/2021	$ 1,868
		51,436
FOOD & STAPLES RETAILING—1.4%
	Albertsons Cos. LLC
7,700	5.750%—03/15/2025[2]	7,671
2,250	6.625%—06/15/2024[2]	2,351
		10,022
	Nature's Bounty Co.
8,000	7.625%—05/15/2021[2]	8,400
	Pinnacle Foods Inc.
1,450	5.875%—01/15/2024	1,540
	Rite Aid Corp.
4,650	6.125%—04/01/2023[2]	4,859
		24,821
FOOD PRODUCTS—0.9%
	Dole Food Co. Inc.
7,000	7.250%—05/01/2019[2]	7,162
	Post Holdings Inc.
1,400	5.000%—08/15/2026[2]	1,357
7,500	6.000%—12/15/2022[2]	7,903
		9,260
		16,422
GAS UTILITIES—1.5%
	Ferrellgas LP
5,550	6.500%—05/01/2021	5,619
5,500	6.750%—06/15/2023	5,514
		11,133
	Rose Rock Midstream LP
8,000	5.625%—07/15/2022-11/15/2023	7,966
	Suburban Propane Partners LP
6,542	7.375%—08/01/2021	6,820
		25,919
HEALTH CARE EQUIPMENT & SUPPLIES—1.1%
	Alere Inc.
5,600	6.375%—07/01/2023[2]	5,694
	Capsugel SA
8,500	7.000%—05/15/2019[2]	8,548
	Hologic Inc.
4,650	5.250%—07/15/2022[2]	4,865
		19,107
HEALTH CARE PROVIDERS & SERVICES—7.3%
	Acadia Healthcare Co. Inc.
1,000	5.125%—07/01/2022	1,007
100	5.625%—02/15/2023	102
5,200	6.500%—03/01/2024	5,415
		6,524
	Air Medical Merger Sub Corp.
5,000	6.375%—05/15/2023[2]	4,825
	AMN Healthcare Inc.
2,075	5.125%—10/01/2024[2]	2,085
	Centene Corp.
6,400	4.750%—01/15/2025	6,332
7,000	5.625%—02/15/2021	7,366
		13,698

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	DaVita HealthCare Partners Inc.
$7,500	5.000%—05/01/2025	$ 7,345
	DaVita Inc.
2,825	5.125%—07/15/2024	2,804
3,300	5.750%—08/15/2022	3,440
		6,244
	Envision Healthcare Corp.
7,650	5.125%—07/01/2022[2]	7,822
	HCA Holdings Inc.
2,500	6.250%—02/15/2021	2,687
	HCA Inc.
7,600	4.500%—02/15/2027	7,514
4,900	4.750%—05/01/2023	5,090
6,050	5.875%—05/01/2023-02/15/2026	6,449
		19,053
	Inventiv Group Holdings Inc.
5,900	7.500%—10/01/2024[2]	6,210
	MEDNAX Inc.
625	5.250%—12/01/2023[2]	647
	Molina Healthcare Inc.
5,000	5.375%—11/15/2022	5,187
	MPH Acquisition Holdings LLC
15,950	7.125%—06/01/2024[2]	16,967
	RegionalCare Hospital Partners Holdings Inc.
6,400	8.250%—05/01/2023[2]	6,664
	Sterigenics-Nordion Holdings LLC
1,903	6.500%—05/15/2023[2]	1,936
	Sterigenics-Nordion Topco LLC
6,475	8.125%—11/01/2021[2]	6,532
	Surgical Care Affiliates Inc.
5,000	6.000%—04/01/2023[2]	5,438
	Team Health Inc.
1,665	7.250%—12/15/2023[2]	1,911
	Tenet Healthcare Corp.
1,350	4.463%—06/15/2020[4]	1,374
1,150	7.500%—01/01/2022[2]	1,236
		2,610
	Tennessee Merger Sub Inc.
3,200	6.375%—02/01/2025[2]	3,136
		127,521
HOTELS, RESTAURANTS & LEISURE—2.6%
	Boyd Gaming Corp.
3,100	6.375%—04/01/2026[2]	3,340
	Burger King Worldwide Inc.
5,000	6.000%—04/01/2022[2]	5,219
	ESH Hospitality Inc.
13,750	5.250%—05/01/2025[2]	13,832
	Penn National Gaming Inc.
1,200	5.625%—01/15/2027[2]	1,204
	Pinnacle Entertainment Inc.
1,750	5.625%—05/01/2024[2]	1,780
	Scientific Games International Inc.
1,550	6.250%—09/01/2020	1,449
3,150	6.625%—05/15/2021	2,914
		4,363
	Station Casinos LLC
3,450	7.500%—03/01/2021	3,597
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Viking Cruises Ltd.
$2,250	6.250%—05/15/2025[2]	$ 2,171
9,650	8.500%—10/15/2022[2]	10,181
		12,352
		45,687
HOUSEHOLD DURABLES—1.1%
	Energizer Holdings Inc.
9,000	5.500%—06/15/2025[2]	9,180
	Kronos Acquisition Holdings Inc.
2,725	9.000%—08/15/2023[2]	2,766
	Shea Homes LP
6,000	5.875%—04/01/2023[2]	6,030
	Tri Pointe Group Inc.
1,400	4.875%—07/01/2021	1,438
		19,414
HOUSEHOLD PRODUCTS—0.7%
	First Quality Finance Co. Inc.
12,000	4.625%—05/15/2021[2]	12,015
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—3.3%
	AES Corp.
4,500	5.500%—04/15/2025	4,579
300	6.000%—05/15/2026	312
		4,891
	Calpine Corp.
4,850	5.500%—02/01/2024	4,753
13,000	5.750%—01/15/2025	12,805
		17,558
	Dynegy Inc.
4,750	7.375%—11/01/2022	4,714
1,000	7.625%—11/01/2024	957
6,550	8.000%—01/15/2025[2]	6,321
		11,992
	NRG Energy Inc.
18,450	6.250%—07/15/2022-05/01/2024	18,866
3,675	6.625%—01/15/2027[2]	3,671
		22,537
		56,978
INTERNET SOFTWARE & SERVICES—0.1%
	Rackspace Hosting Inc.
1,000	8.625%—11/15/2024[2]	1,040
IT SERVICES—1.3%
	Alliance Data Systems Corp.
3,200	5.375%—08/01/2022[2]	3,144
2,600	6.375%—04/01/2020[2]	2,646
		5,790
	Alliance Data Systems Corp. MTN[3]
3,175	5.875%—11/01/2021[2]	3,286
	First Data Corp.
1,500	5.375%—08/15/2023[2]	1,549
3,750	5.750%—01/15/2024[2]	3,876
		5,425
	WEX Inc.
8,005	4.750%—02/01/2023[2]	7,975
		22,476

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
LIFE SCIENCES TOOLS & SERVICES—0.8%
	Jaguar Holding Co. II
$10,500	6.375%—08/01/2023[2]	$ 11,156
	Quintiles Transnational Corp.
2,350	4.875%—05/15/2023[2]	2,388
		13,544
MACHINERY—0.9%
	Gardner Denver Inc.
5,000	6.875%—08/15/2021[2]	5,012
	Terex Corp.
2,625	5.625%—02/01/2025[2]	2,684
6,975	6.500%—04/01/2020	7,149
		9,833
		14,845
MEDIA—13.8%
	Altice Luxembourg SA
1,900	7.625%—02/15/2025[2]	2,016
4,200	7.750%—05/15/2022[2]	4,468
		6,484
	Altice US Finance I Corp.
475	5.500%—05/15/2026[2]	488
	Cable One Inc.
2,885	5.750%—06/15/2022[2]	3,022
	Cablevision Systems Corp.
12,000	5.875%—09/15/2022	12,090
8,000	8.000%—04/15/2020	8,862
		20,952
	CBS Radio Inc.
1,750	7.250%—11/01/2024[2]	1,828
	CCO Holdings LLC
3,200	5.125%—05/01/2023[2]	3,328
5,250	5.250%—03/15/2021-09/30/2022	5,446
3,500	5.875%—04/01/2024[2]	3,753
		12,527
	Cequel Communications Holdings I LLC
6,000	5.125%—12/15/2021[2]	6,113
6,750	6.375%—09/15/2020[2]	6,952
		13,065
	Clear Channel Worldwide Holdings Inc.
3,000	7.625%—03/15/2020	3,019
	CSC Holdings LLC
4,100	5.250%—06/01/2024	4,109
750	10.875%—10/15/2025[2]	894
		5,003
	DISH DBS Corp.
4,150	5.000%—03/15/2023	4,098
13,000	5.875%—11/15/2024	13,195
		17,293
	Gray Television Inc.
1,825	5.125%—10/15/2024[2]	1,798
	Intelsat Jackson Holdings SA
3,135	7.500%—04/01/2021	2,445
	LG Financeco Corp.
3,250	5.875%—11/01/2024[2]	3,323
	MDC Partners Inc.
5,500	6.500%—05/01/2024[2]	4,812
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Mediacom Broadband LLC
$2,800	5.500%—04/15/2021	$ 2,884
4,600	6.375%—04/01/2023	4,841
		7,725
	Mediacom Capital Corp.
7,500	7.250%—02/15/2022	7,794
	Midcontinent Finance Corp.
6,600	6.875%—08/15/2023[2]	7,120
	Nexstar Broadcasting Inc.
5,000	6.125%—02/15/2022[2]	5,210
	Nexstar Escrow Corp.
1,700	5.625%—08/01/2024[2]	1,702
	Outfront Media Capital LLC
2,150	5.875%—03/15/2025	2,255
	Quebecor Media Inc.
3,000	5.750%—01/15/2023	3,154
	Radiate Holdco LLC / Radiate Finance Inc.
5,300	6.625%—02/15/2025[2]	5,300
	SFR Group SA
11,050	6.000%—05/15/2022[2]	11,409
200	6.250%—05/15/2024[2]	202
4,250	7.375%—05/01/2026[2]	4,378
		15,989
	Sinclair Television Group Inc.
4,000	6.125%—10/01/2022	4,203
	Sirius XM Radio Inc.
13,000	6.000%—07/15/2024[2]	13,869
	Time Inc.
8,000	5.750%—04/15/2022[2]	8,260
	Townsquare Media Inc.
5,000	6.500%—04/01/2023[2]	4,792
	Tribune Media Co.
11,300	5.875%—07/15/2022	11,469
	Unitymedia Hessen GmbH & Co. KG
225	5.500%—01/15/2023[2]	235
	Univision Communications Inc.
4,650	5.125%—05/15/2023-02/15/2025[2]	4,570
7,325	6.750%—09/15/2022[2]	7,709
		12,279
	UPCB Finance IV Ltd.
13,000	5.375%—01/15/2025[2]	13,260
	Virgin Media Finance plc
3,000	6.000%—10/15/2024[2]	3,137
2,500	6.375%—04/15/2023[2]	2,637
		5,774
	Virgin Media Secured Finance plc
1,070	5.500%—08/15/2026[2]	1,089
	WideOpenWest Finance LLC
1,800	10.250%—07/15/2019	1,902
	WMG Acquisition Corp.
1,700	5.625%—04/15/2022[2]	1,757
5,000	6.750%—04/15/2022[2]	5,288
		7,045
	Ziggo Bond Finance BV
6,000	5.875%—01/15/2025[2]	6,071
		242,556

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
METALS & MINING—3.7%
	Alcoa Nederland Holding BV
$2,250	6.750%—09/30/2024[2]	$ 2,447
1,925	7.000%—09/30/2026[2]	2,115
		4,562
	Constellium NV
8,850	5.750%—05/15/2024[2]	8,584
	Freeport-McMoRan Inc.
5,000	3.875%—03/15/2023	4,638
4,000	4.550%—11/14/2024	3,770
		8,408
	Grinding Media Inc.
4,000	7.375%—12/15/2023[2]	4,235
	Hudbay Minerals Inc.
1,600	7.250%—01/15/2023[2]	1,700
2,375	7.625%—01/15/2025[2]	2,553
		4,253
	Novelis Corp.
6,600	5.875%—09/30/2026[2]	6,740
5,000	6.250%—08/15/2024[2]	5,294
		12,034
	Teck Resources Ltd.
14,200	4.750%—01/15/2022	14,626
	Zekelman Industries Inc.
7,100	9.875%—06/15/2023[2]	8,041
		64,743
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	Starwood Property Trust Inc.
1,625	5.000%—12/15/2021[2]	1,656
OIL, GAS & CONSUMABLE FUELS—9.3%
	Alta Mesa Holdings LP
1,950	7.875%—12/15/2024[2]	2,106
	Baytex Energy Corp.
550	5.125%—06/01/2021[2]	512
6,025	5.625%—06/01/2024[2]	5,573
		6,085
	Cheniere Corpus Christi Holdings LLC
3,910	5.875%—03/31/2025[2]	4,149
	Chesapeake Energy Corp.
6,500	8.000%—12/15/2022[2]	6,963
	Crestwood Midstream Partners LP
500	6.000%—12/15/2020	518
	CrownRock Finance Inc.
1,600	7.125%—04/15/2021[2]	1,675
500	7.750%—02/15/2023[2]	544
		2,219
	Denbury Resources Inc.
4,900	5.500%—05/01/2022	4,226
	Energy Transfer Equity LP
100	5.875%—01/15/2024	107
1,000	7.500%—10/15/2020	1,123
		1,230
	Extraction Oil & Gas Holdings LLC
4,750	7.875%—07/15/2021[2]	5,106
	Genesis Energy LP
2,050	5.750%—02/15/2021	2,114
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
$750	6.000%—05/15/2023	$ 775
4,500	6.750%—08/01/2022	4,781
		7,670
	Global Partners LP
1,450	7.000%—06/15/2023	1,432
	Gulfport Energy Corp.
2,000	6.000%—10/15/2024[2]	2,048
	Holly Energy Partners LP
650	6.000%—08/01/2024[2]	684
	Jupiter Resources Inc.
3,500	8.500%—10/01/2022[2]	3,115
	Murphy Oil Corp.
7,500	4.700%—12/01/2022	7,383
	NGL Energy Partners LP
4,250	5.125%—07/15/2019	4,271
4,900	6.875%—10/15/2021	5,071
5,750	7.500%—11/01/2023[2]	6,081
		15,423
	Oasis Petroleum Inc.
8,900	6.875%—03/15/2022-01/15/2023	9,160
	Range Resources Corp.
7,000	5.875%—07/01/2022[2]	7,368
	Rice Energy Inc.
9,000	6.250%—05/01/2022	9,383
	Sanchez Energy Corp.
9,150	6.125%—01/15/2023	8,830
2,300	7.750%—06/15/2021	2,357
		11,187
	SM Energy Co.
2,000	6.125%—11/15/2022	2,075
2,875	6.750%—09/15/2026	3,004
		5,079
	Sunoco LP
8,000	6.250%—04/15/2021	8,222
2,000	6.375%—04/01/2023	2,063
		10,285
	Tallgrass Energy Finance Corp.
6,000	5.500%—09/15/2024[2]	6,120
	Tesoro Logistics LP
5,000	5.500%—10/15/2019	5,331
2,000	6.250%—10/15/2022	2,140
		7,471
	Whiting Petroleum Corp.
7,475	5.000%—03/15/2019	7,647
4,150	5.750%—03/15/2021	4,212
2,450	6.250%—04/01/2023	2,487
		14,346
	Wildhorse Resource Development Corp.
2,200	6.875%—02/01/2025[2]	2,197
	WPX Energy Inc.
1,100	7.500%—08/01/2020	1,199
7,950	8.250%—08/01/2023	9,083
		10,282
		163,235

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PAPER & FOREST PRODUCTS—0.7%
	Cascades Inc.
$8,025	5.500%—07/15/2022[2]	$ 8,175
4,050	5.750%—07/15/2023[2]	4,116
		12,291
PHARMACEUTICALS—2.7%
	Endo Finance LLC
4,825	5.375%—01/15/2023[2]	4,065
1,300	5.750%—01/15/2022[2]	1,139
275	6.000%—02/01/2025[2]	227
750	7.250%—01/15/2022[2]	683
		6,114
	Grifols Worldwide Operations Ltd.
5,000	5.250%—04/01/2022	5,214
	Mallinckrodt International Finance SA
3,150	4.750%—04/15/2023	2,597
4,000	5.500%—04/15/2025[2]	3,465
9,250	5.625%—10/15/2023[2]	8,244
1,000	5.750%—08/01/2022[2]	932
		15,238
	Prestige Brands Inc.
3,650	5.375%—12/15/2021[2]	3,778
2,850	6.375%—03/01/2024[2]	2,985
		6,763
	Valeant Pharmaceuticals International Inc.
3,000	5.375%—03/15/2020[2]	2,591
2,650	5.625%—12/01/2021[2]	2,107
4,625	6.375%—10/15/2020[2]	4,088
650	6.750%—08/15/2018[2]	644
3,225	7.000%—10/01/2020[2]	2,935
2,625	7.500%—07/15/2021[2]	2,290
		14,655
		47,984
PROFESSIONAL SERVICES—0.7%
	Camelot Finance SA
8,565	7.875%—10/15/2024[2]	9,079
	CEB Inc.
3,500	5.625%—06/15/2023[2]	3,719
		12,798
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
	Realogy Group LLC
5,000	4.875%—06/01/2023[2]	4,900
5,500	5.250%—12/01/2021[2]	5,693
		10,593
ROAD & RAIL—1.4%
	Avis Budget Car Rental LLC
2,000	5.125%—06/01/2022[2]	1,952
1,600	5.250%—03/15/2025[2]	1,470
1,000	5.500%—04/01/2023	974
		4,396
	Herc Rentals Inc.
2,925	7.500%—06/01/2022[2]	3,174
8,500	7.750%—06/01/2024[2]	9,244
		12,418
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ROAD & RAIL—Continued
	Hertz Corp.
$8,250	6.250%—10/15/2022	$ 7,528
		24,342
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
	Advanced Micro Devices Inc.
2,850	7.000%—07/01/2024	2,964
2,300	7.500%—08/15/2022	2,538
		5,502
	Micron Technology Inc.
3,500	5.250%—01/15/2024[2]	3,531
475	5.500%—02/01/2025	480
1,000	5.625%—01/15/2026[2]	1,007
		5,018
		10,520
SOFTWARE—1.1%
	Genesys Telecommunications Laboratories Inc.
1,900	10.000%—11/30/2024[2]	2,057
	Infor Software Parent LLC
6,200	7.125%—05/01/2021[2]	6,401
	Infor US Inc.
3,500	6.500%—05/15/2022	3,609
	Nuance Communications Inc.
28	5.375%—08/15/2020[2]	29
2,275	5.625%—12/15/2026[2]	2,278
5,000	6.000%—07/01/2024[2]	5,125
		7,432
		19,499
SPECIALTY RETAIL—0.7%
	Asbury Automotive Group Inc.
200	6.000%—12/15/2024	206
	Penske Automotive Group Inc.
4,000	5.750%—10/01/2022	4,140
	PetSmart Inc.
8,400	7.125%—03/15/2023[2]	8,274
		12,620
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
	Diamond 1 Finance Corp.
500	5.875%—06/15/2021[2]	528
	NCR Corp.
3,500	5.875%—12/15/2021	3,675
900	6.375%—12/15/2023	958
		4,633
	Seagate HDD Cayman
2,000	4.875%—03/01/2024[2]	1,987
		7,148
THRIFTS & MORTGAGE FINANCE—1.0%
	Nationstar Mortgage LLC
3,750	6.500%—07/01/2021	3,839
747	7.875%—10/01/2020	781
		4,620
	Quicken Loans Inc.
13,750	5.750%—05/01/2025[2]	13,303
		17,923

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—0.8%
	United Rentals North America Inc.
$6,500	5.750%—11/15/2024	$ 6,898
3,000	5.875%—09/15/2026	3,131
4,000	6.125%—06/15/2023	4,240
538	7.625%—04/15/2022	565
		14,834
WIRELESS TELECOMMUNICATION SERVICES—3.0%
	SBA Communications Corp.
2,450	4.875%—09/01/2024[2]	2,398
	Sprint Capital Corp.
1,500	6.875%—11/15/2028	1,549
800	6.900%—05/01/2019	856
		2,405
	Sprint Communications Inc.
10,475	6.000%—11/15/2022	10,684
1,100	7.000%—08/15/2020	1,180
		11,864
	Sprint Corp.
6,125	7.125%—06/15/2024	6,477
4,250	7.250%—09/15/2021	4,558
7,975	7.625%—02/15/2025	8,583
2,375	7.875%—09/15/2023	2,602
		22,220
	T-Mobile USA Inc.
1,000	6.000%—03/01/2023	1,060
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
$5,000	6.250%—04/01/2021	$ 5,194
5,500	6.500%—01/15/2024-01/15/2026	6,031
1,500	6.633%—04/28/2021	1,567
		13,852
		52,739
TOTAL CORPORATE BONDS & NOTES
(Cost $1,560,394)		1,611,478

SHORT-TERM INVESTMENTS—3.1%
(Cost $54,722)
REPURCHASE AGREEMENTS
54,722	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Inflation Indexed Bonds (value $55,817)	54,722
TOTAL INVESTMENTS—100.4%
(Cost $1,704,881)		1,758,156
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.4)%		(6,245)
TOTAL NET ASSETS—100.0%		$1,751,911

FAIR VALUE MEASUREMENTS
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security; the stated rate represents the rate in effect at January 31, 2017
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2017, the aggregate value of these securities was $874,626 or 50% of net assets.
3	MTN after the name of a security stands for Medium Term Note.
4	Floating rate security; the stated rate represents the rate in effect at January 31, 2017
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -28.4%)
ASSET-BACKED SECURITIES—5.8%
Principal Amount		Value
	Allegro CLO I Ltd.[1]
	Series 2013-1A Cl. A1R
$6,500	2.218%—01/30/2026[2,3]	$ 6,499
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
6,933	0.931%—05/25/2036[2]	2,369
	Series 2005-W2 Cl. A2C
3,623	1.131%—10/25/2035[2]	3,503
	Series 2004-W11 Cl. M3
939	1.896%—11/25/2034[2]	802
		6,674
	Asset Backed Securities Corp. Home Equity Loan Trust
	Series 2003-HE4 Cl. M1
6,757	1.726%—08/15/2033[2]	6,467
	Celf Loan Partners IV plc
	Series 2007-1X Cl. VFNG
£3,276	0.997%—05/03/2023[2]	4,117
	Countrywide Asset-Backed Certificates
	Series 2006-21 Cl. 2A3
$2,994	0.921%—05/25/2037[2]	2,844
	Series 2001-BC3 Cl. A
185	1.011%—12/25/2031[2]	140
	Series 2006-ABC1 Cl. A3
4,871	1.011%—05/25/2036[2]	2,430
	Series 2006-2 Cl. M1
1,200	1.171%—06/25/2036[2]	1,012
		6,426
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
833	0.921%—07/25/2036[2]	816
	GSAA Trust
	Series 2006-4 Cl. 4A2
284	0.718%—03/25/2036[2]	283
	Series 2006-20 Cl. 1A2
5,595	0.951%—12/25/2046[2]	3,129
	Series 2007-9 Cl. A1A
2,479	6.000%—08/25/2047	2,300
		5,712
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
128	0.841%—12/25/2036[2]	69
	Home Equity Asset Trust
	Series 2005-2 Cl. M4
4,872	1.821%—07/25/2035[2]	4,834
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
$5,931	0.941%—12/25/2036[2]	$ 2,489
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
3,888	1.821%—06/25/2035[2]	3,603
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl.A4
4,893	1.061%—01/25/2036[2]	4,582
	JPMorgan Mortgage Acquisition Trust
	Series 2007-HE1 Cl. AF3
1,142	6.174%—03/25/2047[4]	853
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
6,465	1.011%—06/25/2036[2]	3,455
	Mid-State Trust
	Series 2004-1 Cl. A
1,486	6.005%—08/15/2037	1,622
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A1
2,396	0.901%—10/25/2036[2]	1,920
	Series 2007-HE1 Cl. A2C
2,578	0.921%—11/25/2036[2]	1,562
		3,482
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
1,832	1.671%—07/25/2032[2]	1,786
	Novastar Mortgage Funding Trust
	Series 2007-2 Cl. A2C
6,105	0.951%—09/25/2037[2]	3,767
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
5,291	1.021%—07/25/2037[2]	3,459
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
9,662	1.251%—08/25/2035[2]	9,232
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
5,028	0.901%—09/25/2036[2]	1,557
	RAMP Trust
	Series 2004-RS8 Cl. MII1
1,024	1.388%—08/25/2034[2]	993
	RASC Trust
	Series 2005-EMX3
3,400	1.421%—09/25/2035[2]	2,782
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
16,015	1.431%—08/25/2035[2]	10,410
	SG Mortgage Securities Trust
	Series 2006-OPT2 Cl. A3D
6,900	0.981%—10/25/2036[2]	4,418
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
91	5.130%—09/01/2023	97
	Series 2009-20A Cl. 1
3,371	5.720%—01/01/2029	3,703
	Series 2008-20H Cl. 1
8,096	6.020%—08/01/2028	9,045
	Series 2001-20A Cl. 1
98	6.290%—01/01/2021	103
		12,948

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Soundview Home Loan Trust
	Series 2006-WF2 Cl. A1
$2,131	0.901%—12/25/2036[2]	$ 2,078
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
3,445	0.881%—09/25/2037[2]	1,645
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
25,890	1.001%—01/25/2037[2,3]	17,038
TOTAL ASSET-BACKED SECURITIES
(Cost $127,926)		133,813

BANK LOAN OBLIGATIONS—0.5%
	Chrysler Group LLC
	Term Loan B
3,807	3.500%—05/24/2017[5]	3,811
	Community Health Systems Inc.
	Term Loan F
5,322	3.924%—12/31/2018[5]	5,261
	Valeant Pharmaceuticals International Inc.
	Term Loan B-E
3,103	4.750%—08/05/2020[5]	3,113
TOTAL BANK LOAN OBLIGATIONS
(Cost $12,086)		12,185

COLLATERALIZED MORTGAGE OBLIGATIONS—8.7%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
3,792	0.891%—08/25/2036[2]	2,389
	Alba plc
	Series 2007-1 Cl. A3
£3,333	0.541%—03/17/2039[2]	3,916
	Banc of America Funding Corp.
	Series 2007-C Cl. 7A5
$1,720	1.077%—05/20/2047[2]	1,429
	Banc of America Merrill Lynch Commercial Mortgage Securities Trust
	Series 2016-ASHF Cl. A
7,000	2.667%—12/15/2033[2,3]	7,037
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
11,135	0.981%—05/25/2047[2]	9,116
	Series 2011-RR5 Cl. 12A1
730	5.078%—03/26/2037[3,5]	705
	Series 2011-RR4 Cl. 8A1
3,215	5.250%—02/26/2036[3]	2,729
	Series 2011-RR5 Cl. 5A1
4,804	5.250%—08/26/2037[3]	4,962
		17,512
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
25	2.752%—11/25/2030[5]	24
	Series 2004-10 Cl. 12A3
57	2.939%—01/25/2035[5]	55
	Series 2004-1 Cl. 12A5
508	3.071%—04/25/2034[5]	500
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2006-4 Cl. 1A1
$801	3.367%—10/25/2036[5]	$ 691
		1,270
	Bear Stearns Alt-A Trust
	Series 2005-4 Cl. 1A1
364	1.211%—07/25/2035[2]	364
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2007-PW15 Cl. A4
17	5.331%—02/11/2044	17
	Series 2007-PW18 Cl. A4
4,550	5.700%—06/11/2050	4,634
		4,651
	Chase Mortgage Finance Corp.
	Series 2006-A1 Cl. 4A1
2,829	3.179%—09/25/2036[5]	2,534
	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
9,503	1.107%—11/20/2035[2]	8,105
	Series 2006-6BC Cl. 1A2
5,141	1.171%—05/25/2036[2]	3,842
	Series 2005-84 Cl. 1A1
4,232	3.198%—02/25/2036[5]	2,974
	Series 2005-20CB Cl. 2A5
3,373	5.500%—07/25/2035	3,107
	Series 2006-36T2 Cl. 1A4
1,590	5.750%—12/25/2036	1,130
	Series 2006-39CB Cl. 1A20
6,855	6.000%—01/25/2037	6,587
		25,745
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
1,648	3.296%—09/25/2047[5]	1,509
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
493	6.000%—11/25/2035	393
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
7,536	0.921%—03/25/2037[2]	6,246
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
3,434	1.358%—03/19/2046[2]	2,991
	Eurohome UK Mortgages plc
	Series 2007-1 Cl. A
£3,187	0.523%—06/15/2044[2]	3,805
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
$2,244	2.925%—02/25/2036[5]	2,109
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
1	6.750%—08/21/2031	1
	GS Mortgage Securities Corp. Trust
	Series 2016-RENT Cl. A
6,900	3.203%—02/10/2029[3]	7,049
	GSMPS Mortgage Loan Trust
	Series 2006-RP2
6,914	1.171%—04/25/2036[2,3]	5,757
	GSR Mortgage Loan Trust
	Series 2005-AR7 Cl. 6A1
587	3.160%—11/25/2035[5]	582

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Series 2005-AR3 Cl. 3A1
$870	3.225%—05/25/2035[5]	$ 785
	Series 2006-2F Cl. 2A13
2,696	5.750%—02/25/2036	2,599
		3,966
	HarborView Mortgage Loan Trust
	Series 2004-8 Cl. 2A3
1,123	1.589%—11/19/2034[2]	893
	HomeBanc Mortgage Trust
	Series 2006-H2 Cl. A2
6,782	0.951%—12/25/2036[2]	6,081
	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	2.496%—10/25/2034[2]	1,453
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
9	2.203%—01/25/2032[5]	9
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
3,170	6.500%—07/25/2037	1,941
	IndyMac INDX Mortgage Loan Trust
	Series 2007-AR13 Cl. 4A1
17,926	2.994%—07/25/2037[5]	13,446
	Series 2005-AR31 Cl. 1A1
1,925	3.038%—01/25/2036[5]	1,614
		15,060
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2016-WPT Cl. A
5,000	2.217%—10/15/2033[2,3]	5,044
	Series 2007-LDPX Cl. A3
2,363	5.420%—01/15/2049	2,360
	Series 2007-LD12 Cl. A4
1,329	5.882%—02/15/2051[5]	1,343
		8,747
	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
4,543	3.712%—10/25/2036[5]	3,932
	Series 2006-S1 Cl. 3A1
1,249	5.500%—04/25/2036	1,278
		5,210
	JP Morgan Re-REMIC[6]
	Series 2009-7 Cl. 11A1
118	3.133%—09/27/2036[3,5]	118
	Mansard Mortgages plc
	Series 2007-2X Cl. A1
£1,534	1.023%—12/15/2049[2]	1,860
	Merrill Lynch Alternative Note Asset Trust
	Series 2007-F1 Cl. 2A6
$776	6.000%—03/25/2037	590
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-3 Cl. 4A
129	1.021%—11/25/2035[2]	123
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2007-6 Cl. A4
1,074	5.485%—03/12/2051[5]	1,074
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C22 Cl. ASB
6,000	3.040%—04/15/2048	6,082
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Morgan Stanley Re-REMIC Trust[6]
	Series 2009-GG10 Cl. A4A
$703	5.797%—08/12/2045[3,5]	$ 703
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
5,002	3.140%—10/25/2035[5]	4,988
	Residential Accredit Loans Inc.
	Series 2006-QA7 Cl. 2A1
5,983	0.956%—08/25/2036[2]	5,097
	Series 2007-QS4 Cl. 3A9
2,862	6.000%—03/25/2037	2,511
		7,608
	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
20,064	6.250%—08/25/2037	11,043
	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
405	3.894%—02/25/2037[5]	328
	Series 2006-SA1 Cl. 2A1
405	4.121%—02/25/2036[5]	371
		699
	RMAC Securities plc
	Series 2006-NS4X Cl. A3A
£2,180	0.546%—06/12/2044[2]	2,582
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-1 Cl. 1A1
$3,306	0.921%—02/25/2037[2]	2,540
	Series 2001-21A Cl. 3A1
1,060	3.170%—04/25/2035[5]	1,047
		3,587
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
661	1.019%—07/19/2035[2]	646
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
1,124	3.256%—01/25/2037[5]	1,055
	Wachovia Bank Commercial Mortgage Trust
	Series 2007-C32 Cl. A4FL
2,600	0.943%—06/15/2049[2,3]	2,586
	Series 2007-C31 Cl. A4
2,337	5.509%—04/15/2047	2,335
	Series 2007-C33 Cl. A4
3,394	5.965%—02/15/2051[5]	3,411
		8,332
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2005-AR6 Cl. 2A1A
685	1.001%—04/25/2045[2]	651
	Series 2005-AR13 Cl. A1A1
333	1.061%—10/25/2045[2]	324
	Series 2006-AR11 Cl. 3A1A
2,867	1.516%—09/25/2046[2]	2,235
		3,210
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR10 Cl. 1A1
4,726	3.067%—07/25/2036[5]	4,568
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $188,801)		198,935

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—27.2%
Principal Amount		Value
	Access Midstream Partners LP
$2,850	4.875%—05/15/2023	$ 2,940
	Ally Financial Inc.
25,600	5.500%—02/15/2017	25,632
	American Express Bank FSB
8,800	6.000%—09/13/2017	9,040
	American Express Centurion Bank MTN[7]
9,500	6.000%—09/13/2017	9,759
	AT&T Inc.
15,000	2.800%—02/17/2021	14,950
5,000	3.600%—02/17/2023	5,030
5,000	4.450%—05/15/2021	5,280
		25,260
	AvalonBay Communities Inc. MTN[7]
4,400	3.450%—06/01/2025	4,431
	Banco Espirito Santo SA MTN[7]
€3,500	0.000%—01/15/2018*	1,209
	Banco Santander SA
11,800	6.250%—09/11/2021[5,8]	12,237
	Bank of America Corp.
$12,700	1.585%—05/02/2017[2]	12,707
	Bank of America Corp. MTN[7]
18,300	2.066%—03/22/2018[2]	18,451
4,030	5.650%—05/01/2018	4,214
5,100	6.400%—08/28/2017	5,241
7,800	6.875%—04/25/2018	8,267
		36,173
	Bank of America NA
4,300	1.052%—05/08/2017[2]	4,303
	Barclays Bank plc
1,700	7.750%—04/10/2023[5]	1,798
£3,600	14.000%—06/15/2019[5,8]	5,576
		7,374
	Barclays plc
$6,300	2.992%—08/10/2021[2]	6,537
€2,300	6.500%—09/15/2019[5,8]	2,495
700	8.000%—12/15/2020[5,8]	818
		9,850
	Baxalta Inc.
$5,200	2.875%—06/23/2020	5,255
	BB&T Corp. MTN[7]
19,500	1.823%—06/15/2018[2]	19,647
	BBVA Bancomer SA
5,700	6.500%—03/10/2021[3]	6,083
	Bear Stearns Companies LLC
4,300	6.400%—10/02/2017	4,440
	Blackstone Group LP
3,146	9.625%—03/19/2019[3]	3,173
	BM&F Bovespa SA
1,300	5.500%—07/16/2020[3]	1,373
	Boston Scientific Corp.
5,000	2.850%—05/15/2020	5,069
	Cantor Fitzgerald LP
8,900	6.500%—06/17/2022[3]	9,692
	CIT Group Inc.
3,900	5.000%—05/15/2018[3]	3,963
	Citigroup Inc.
3,500	1.700%—04/27/2018	3,496
3,000	2.350%—08/02/2021	2,940
6,000	2.361%—09/01/2023[2]	6,106
4,000	3.700%—01/12/2026	3,975
		16,517
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
	Credit Agricole SA
£3,900	7.500%—06/23/2026[5,8]	$ 4,997
$3,100	7.875%—01/23/2024[5,8]	3,166
1,800	8.125%—09/19/2033[5]	1,951
		10,114
	Credit Suisse AG MTN[7]
8,900	1.427%—05/26/2017[2]	8,904
	Credit Suisse Group Funding Guernsey Ltd.
8,900	3.750%—03/26/2025	8,674
2,945	3.800%—09/15/2022	2,976
		11,650
	CVS Pass-Through Trust
607	6.943%—01/10/2030	712
	Depository Trust & Clearing Corp.
3,000	4.875%—06/15/2020[3,5,8]	3,075
	Deutsche Bank AG MTN[7]
13,700	2.850%—05/10/2019	13,730
	Diamond 1 Finance Corp.
4,000	5.450%—06/15/2023[3]	4,301
	Discover Bank
2,900	2.600%—11/13/2018	2,928
	Dynegy Inc.
1,900	6.750%—11/01/2019	1,959
3,500	7.375%—11/01/2022	3,474
1,800	7.625%—11/01/2024	1,724
		7,157
	ERP Operating LP
5,500	3.375%—06/01/2025	5,464
	FirstEnergy Corp.
5,840	4.250%—03/15/2023	6,096
	Ford Motor Credit Co. LLC
5,000	2.551%—10/05/2018	5,031
1,550	3.200%—01/15/2021	1,559
10,050	8.125%—01/15/2020	11,582
		18,172
	General Motors Financial Co. Inc.
2,800	3.150%—01/15/2020	2,828
800	3.200%—07/13/2020	807
3,000	4.750%—08/15/2017	3,052
1,400	6.750%—06/01/2018	1,485
		8,172
	Genesis Energy LP
5,000	5.625%—06/15/2024	5,062
	Goldman Sachs Group Inc. MTN[7]
1,500	1.567%—06/04/2017[2]	1,502
	GTL Trade Finance Inc.
1,900	7.250%—10/20/2017[3]	1,962
	HSBC Holdings plc
€400	5.250%—09/16/2022[5,8]	435
3,900	6.000%—09/29/2023[5,8]	4,449
		4,884
	JP Morgan Chase & Co.
$8,200	2.250%—01/23/2020	8,216
5,500	2.400%—06/07/2021	5,441
4,500	2.550%—03/01/2021	4,490
5,000	2.750%—06/23/2020	5,063
900	3.900%—07/15/2025	925
		24,135
	JP Morgan Chase & Co. MTN[7]
1,700	2.295%—08/15/2021	1,671

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
	JP Morgan Chase Bank NA
$7,000	6.000%—10/01/2017	$ 7,207
	Keane Group Holdings LLC
17,344	12.000%—08/08/2019	17,272 [x]
	Kinder Morgan Energy Partners LP
2,231	6.850%—02/15/2020	2,503
	Kinder Morgan Inc.
4,700	5.000%—02/15/2021[3]	5,061
3,300	7.000%—06/15/2017	3,365
		8,426
	Leaseplan Corp. NV
7,300	2.875%—01/22/2019[3]	7,326
	Lloyds Bank plc
19,000	12.000%—12/16/2024[3,5,8]	25,222
	Mizuho Bank Ltd.
1,000	1.447%—09/25/2017[2,3]	1,001
	Morgan Stanley MTN[7]
1,700	2.125%—04/25/2018	1,708
11,700	2.318%—04/25/2018[2]	11,831
8,608	5.625%—09/23/2019	9,330
		22,869
	Murray Street Investment Trust I
7,000	4.647%—03/09/2017[4]	7,022
	Odebrecht Drilling Norbe VIII/IX Ltd.
4,576	6.350%—06/30/2022[3]	2,082
	Odebrecht Offshore Drilling Finance Ltd.
3,334	6.625%—10/01/2023[3]	1,105
168	6.750%—10/01/2023[3]	57
		1,162
	OneMain Financial Holdings Inc.
1,600	6.750%—12/15/2019[3]	1,666
1,500	7.250%—12/15/2021[3]	1,539
		3,205
	Owens Corning
9,300	4.200%—12/01/2024	9,526
	Petrobras Global Finance BV
1,000	5.375%—01/27/2021	1,014
	Piper Jaffray Cos.
2,000	5.060%—10/09/2018[3]	2,037
	Principal Life Global Funding II
23,400	1.200%—05/19/2017[3]	23,405
	Ras Laffan Liquefied Natural Gas Co. Ltd. III
700	5.838%—09/30/2027[3]	796
	Rio Oil Finance Trust
1,546	9.250%—07/06/2024[3]	1,530
7,978	9.750%—01/06/2027[3]	7,759
		9,289
	Rockies Express Pipeline LLC
3,000	5.625%—04/15/2020[3]	3,195
	Rohm and Haas Co.
717	6.000%—09/15/2017	737
	Royal Bank of Scotland plc MTN[7]
8,630	9.500%—03/16/2022[5]	8,724
	Sabine Pass Liquefaction LLC
2,000	5.875%—06/30/2026[3]	2,230
	Simon Property Group LP
6,000	2.500%—09/01/2020	6,047
	Société Générale SA
5,000	4.250%—04/14/2025[3]	4,874
13,000	8.000%—09/29/2025[3,5,8]	13,130
		18,004
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
		Sumitomo Mitsui Financial Group Inc.
	$6,900	2.631%—03/09/2021[2]	$ 7,119
		UBS AG MTN[7]
	5,100	1.491%—06/01/2017[2]	5,107
	1,800	1.781%—06/01/2020[2]	1,807
			6,914
		UBS Group Funding Jersey Ltd.
	8,500	3.000%—04/15/2021[3]	8,486
		Valeant Pharmaceuticals International Inc.
	2,000	5.375%—03/15/2020[3]	1,728
	8,000	6.750%—08/15/2018[3]	7,930
			9,658
		Verizon Communications Inc.
	2,900	2.709%—09/14/2018[2]	2,966
	500	3.000%—11/01/2021	502
	2,000	3.650%—09/14/2018	2,065
	2,900	5.150%—09/15/2023	3,207
			8,740
		Volkswagen Group of America Finance LLC
	1,700	1.650%—05/22/2018[3]	1,694
		Wells Fargo & Co.
	3,100	2.269%—10/31/2023[2]	3,136
	11,500	7.980%—03/15/2018[5,8]	12,089
			15,225
TOTAL CORPORATE BONDS & NOTES
(Cost $625,158)			623,955

ESCROW— 0.0%
(Cost $15)
Shares
AUTOMOBILES—0.0%
	36,000	General Motors Co. Escrow	— [y]

FOREIGN GOVERNMENT OBLIGATIONS—6.2%
Principal Amount
		Banco Nacional de Desenvolvimento Economico E Social
	€2,300	4.125%—09/15/2017	2,538
		Brazil Letras do Tesouro Nacional
R$	204,100	0.000%—04/01/2017-01/01/2018[9]	62,512
		Export-Import Bank of Korea
	$2,800	2.625%—12/30/2020	2,819
	2,100	4.000%—01/29/2021	2,203
	2,200	5.125%—06/29/2020	2,399
			7,421
		Hellenic Railways Organization SA
	€3,500	5.014%—12/27/2017	3,556
		Japan Treasury Discount Bill
	¥3,600,000	0.000%—04/24/2017[9]	31,904
		Province of Ontario Canada
	$6,100	1.650%—09/27/2019	6,072
CAD$	5,600	3.150%—06/02/2022	4,585

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount			Value
	$3,800	4.000%—10/07/2019	$ 4,012
	2,300	4.400%—04/14/2020	2,474
			17,143
		Province of Quebec Canada
	900	3.500%—07/29/2020	949
CAD$	3,800	3.500%—12/01/2022	3,171
	13,900	4.250%—12/01/2021	11,920
			16,040
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $144,280)			141,114

MORTGAGE PASS-THROUGH—50.6%
		Federal Home Loan Mortgage Corp.
	$11	2.811%—06/01/2024[2]	12
	48	2.858%—08/01/2035[2]	51
	530	4.500%—08/01/2040-09/01/2041	571
	1,557	5.500%—02/01/2038-07/01/2038	1,743
	5,887	6.000%—01/01/2029-05/01/2040	6,668
			9,045
		Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
	19,473	1.289%—08/25/2022[5]	1,127
		Federal Home Loan Mortgage Corp. REMIC[6]
	8,754	1.167%—06/15/2041[2]	8,744
	38	1.217%—11/15/2030[2]	38
	72	8.000%—08/15/2022	79
	11	9.000%—12/15/2020	12
			8,873
		Federal Home Loan Mortgage Corp. Structured Pass Through Securities
		Series T-63 Cl. 1A1
	148	1.774%—02/25/2045[2]	151
		Series E3 Cl. A
	162	3.069%—08/15/2032[5]	170
			321
		Federal Home Loan Mortgage Corp. TBA[10]
	38,000	3.500%—02/11/2046-03/14/2046	38,728
	14,000	4.000%—03/14/2046	14,655
	15,000	4.500%—03/14/2046	16,098
			69,481
		Federal Housing Authority Project
	1	7.400%—02/01/2021	1 [z]
		Federal National Mortgage Association
	314	1.838%—10/01/2040[2]	321
	5,300	2.310%—08/01/2022	5,270
	11,112	2.475%—04/01/2019	11,262
	1,789	2.822%—08/01/2035[2]	1,906
	6,000	2.870%—09/01/2027	5,943
	101	2.905%—05/01/2035[2]	107
	1,580	2.965%—06/01/2035[2]	1,672
	1,658	3.000%—02/01/2021-11/01/2025	1,703
	453	3.330%—11/01/2021	473
	828	3.500%—03/01/2026-02/01/2045	851
	15,481	4.000%—04/01/2018-10/01/2031	16,157
	14,042	4.500%—01/01/2018-10/01/2042	14,873
	8,883	5.000%—12/01/2022-07/01/2044	9,713
	43,991	5.500%—02/01/2023-12/01/2043	49,114
	13,681	6.000%—04/01/2017-09/01/2040	15,524
			134,889
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Federal National Mortgage Association REMIC[6]
	Series 2015-38 Cl. DF
$9,505	0.927%—06/25/2055[2]	$ 9,438
	Series 2006-5 Cl. 3A2
132	2.858%—05/25/2035[2]	140
	Series 2011-98 Cl. ZL
67,250	3.500%—10/25/2041	66,527
	Series 2003-25 Cl. KP
746	5.000%—04/25/2033	819
	Series 2003-W1 Cl. 1A1
224	5.792%—12/25/2042[5]	245
		77,169
	Federal National Mortgage Association TBA[10]
183,000	3.000%—03/12/2043-02/11/2046	180,736
263,000	3.500%—02/18/2030-04/13/2046	268,926
239,000	4.000%—03/12/2045-04/13/2046	250,222
82,000	4.500%—03/12/2045-02/11/2046	88,056
		787,940
	Government National Mortgage Association
19,824	5.000%—08/15/2033-07/15/2041	21,850
	Government National Mortgage Association II
536	2.000%—03/20/2017-02/20/2032[2]	557
217	2.125%—08/20/2022-07/20/2027[2]	223
25	2.500%—12/20/2024[2]	25
9,635	4.000%—01/20/2046	10,201
		11,006
	Government National Mortgage Association TBA[10]
2,000	3.000%—02/19/2043	2,013
9,000	3.500%—02/22/2046-03/21/2047	9,314
15,000	4.000%—02/22/2046-03/22/2046	15,839
12,000	5.000%—02/19/2045	13,111
		40,277
TOTAL MORTGAGE PASS-THROUGH
(Cost $1,154,707)		1,161,979

MUNICIPAL BONDS—2.2%
	California State University
3,900	6.434%—11/01/2030	4,838
	Chicago Transit Authority
205	6.300%—12/01/2021	226
6,100	6.899%—12/01/2040	7,666
		7,892
	City of Chicago, IL
5,800	7.750%—01/01/2042	5,885
	Clark County, NV
4,000	6.350%—07/01/2029	4,383
	Denver City & County School District No. 1
5,380	7.017%—12/15/2037	7,222
	Los Angeles City CA Wastewater System Revenue
1,400	5.713%—06/01/2039	1,696
	Public Power Generation Agency
600	7.242%—01/01/2041	722
	State of California
4,700	7.500%—04/01/2034	6,613

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

MUNICIPAL BONDS—Continued
Principal Amount		Value
	University of California
$12,270	4.858%—05/15/2112	$ 11,919
TOTAL MUNICIPAL BONDS
(Cost $43,993)		51,170

U.S. GOVERNMENT OBLIGATIONS—27.2%
	U.S. Treasury Bond
	Series 2004-1A Cl. A
19,100	3.750%—11/15/2043	21,680
	U.S. Treasury Bonds
19,600	2.250%—08/15/2046	16,488
34,200	2.500%—02/15/2045-02/15/2046	30,554
14,700	2.750%—08/15/2042-11/15/2042	13,932
45,000	2.875%—05/15/2043-08/15/2045	43,430
21,100	3.000%—05/15/2042	20,995
109,800	3.125%—02/15/2042-08/15/2044	111,428
35,300	3.625%—08/15/2043-02/15/2044	39,193
4,200	4.250%—05/15/2039	5,103
10,500	4.375%—05/15/2040	12,984
12,000	4.625%—02/15/2040	15,349
		309,456
	U.S. Treasury Inflation Indexed Bonds[11]
5,503	0.250%—01/15/2025	5,473
8,957	0.375%—07/15/2025[12]	9,010
2,991	0.750%—02/15/2042	2,874
9,575	1.000%—02/15/2046	9,764
1,346	1.375%—02/15/2044	1,490
93,898	1.750%—01/15/2028	106,337
43,363	2.375%—01/15/2025-01/15/2027	51,360
1,343	3.625%—04/15/2028	1,788
8,809	3.875%—04/15/2029	12,202
		200,298
	U.S. Treasury Notes
16,800	1.375%—03/31/2020[12]	16,718
21,000	1.750%—09/30/2022[12]	20,635
8,800	2.000%—08/31/2021-10/31/2021[12]	8,838
47,700	2.250%—11/15/2024	47,395
		93,586
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $651,002)		625,020

SHORT-TERM INVESTMENTS—11.4%
CERTIFICATES OF DEPOSIT—1.8%
	Abbey National Treasury
7,500	0.000%—07/07/2017	7,506
	Barclays plc
25,500	0.000%—11/06/2017[2]	25,537
	Mizuho Bank Ltd.
9,500	0.000%—12/12/2017[2]	9,509
		42,552
COMMERCIAL PAPER—7.5%
	Arrow Electronics Inc.
4,800	1.300%—02/21/2017[3]	4,797
	Autonation Inc.
7,100	1.350%—02/13/2017[3]	7,097
SHORT-TERM INVESTMENTS—Continued
Principal Amount		Value
COMMERCIAL PAPER—Continued
	Electricite de France SA
$6,200	1.210%—04/24/2017	$ 6,183
9,200	1.870%—01/05/2018	9,052
		15,235
	Energy Transfer Partners
11,800	1.620%—02/22/2017[3]	11,789
6,900	1.630%—02/03/2017[3]	6,899
		18,688
	Entergy Corp.
5,000	1.250%—02/08/2017	4,999
9,200	1.250%—02/10/2017[3]	9,197
		14,196
	Enterprise Prods Oper LLC
5,500	1.050%—02/09/2017	5,499
	Ford Motor Credit Co.
13,800	1.500%—07/10/2017	13,702
	Monsanto Co.
6,400	1.200%—02/24/2017	6,395
	Moodys Corp.
3,600	1.120%—03/24/2017	3,594
	NiSource Finance Corp.
4,400	1.200%—02/24/2017	4,397
	Nissan MTR Accp CP
9,200	0.950%—02/16/2017	9,196
	Plains All American Pipeline L
20,100	1.600%—02/23/2017-02/24/2017[3]	20,080
5,800	1.650%—02/15/2017[3]	5,796
		25,876
	Schlumberger Holdings
7,100	1.150%—03/24/2017	7,088
	Sempra Energy Holdin
2,500	1.120%—03/01/2017	2,498
	Sunoco Logistics Partn
5,300	1.300%—02/06/2017	5,299
	Viacom Inc.
4,900	1.397%—03/02/2017[3]	4,895
4,600	1.400%—02/21/2017[3]	4,596
9,300	1.530%—02/03/2017[3]	9,299
		18,790
	Volvo Group Trsy NA
6,000	1.050%—02/13/2017	5,998
	Wyndham Worldwide
3,600	1.350%—02/14/2017[3]	3,598
		171,943
REPURCHASE AGREEMENTS—0.8%
17,250	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by Federal Farm Credit Banks and U.S. Treasury Notes (value $17,600)	17,250
U.S. GOVERNMENT AGENCIES—0.0%
	Federal Home Loan Bank Discount Notes
600	0.530%—04/27/2017	599
U.S. GOVERNMENT OBLIGATIONS—1.3%
	U.S. Treasury Bills
8,581	0.384%—02/02/2017	8,581
2,436	0.430%—03/09/2017[12]	2,435
2,712	0.445%—02/09/2017[12]	2,712

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—Continued
Principal Amount		Value
U.S. GOVERNMENT OBLIGATIONS—Continued
$6,913	0.462%—02/23/2017[12]	$ 6,911
9,135	0.471%—03/02/2017[12]	9,131
		29,770
TOTAL SHORT-TERM INVESTMENTS
(Cost $262,056)		262,114
TOTAL INVESTMENTS—139.8%
(Cost $3,210,024)		3,210,285
CASH AND OTHER ASSETS, LESS LIABILITIES—(39.8)%		(913,642)
TOTAL NET ASSETS—100.0%		$2,296,643
FUTURES CONTRACTS OPEN AT JANUARY 31, 2017
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Canadian Government Bond Futures 10 year (Sell)	319	CAD$ 31,900	03/22/2017	$ 398
Euribor Interest Rate 3 month (Sell)	79	€ 19,750	12/18/2017	(1)
Euribor Interest Rate 3 month (Sell)	66	16,500	03/19/2018	2
Euro-BTP Futures (Sell)	32	3,200	03/08/2017	63
Euro-Bund Futures (Buy)	1,182	118,200	03/08/2017	41
Euro-OAT Futures (Sell)	1,335	133,500	03/08/2017	3,418
United Kingdom GILT Futures 90 day (Sell)	224	£ 22,400	03/29/2017	(21)
Eurodollar Futures-CME 90 day (Sell)	2,239	$ 559,750	03/13/2017	557
Eurodollar Futures-CME 90 day (Sell)	517	129,250	09/18/2017	517
Eurodollar Futures-CME 90 day (Sell)	912	228,000	12/18/2017	1,106
U.S. Treasury Bond Futures 30 year (Sell)	153	15,300	03/22/2017	(247)
U.S. Treasury Note Futures 5 year (Buy)	12,166	1,216,600	03/31/2017	(2,698)
U.S. Treasury Note Futures 10 year (Buy)	1,331	133,100	03/22/2017	(20)
Total Futures Contracts				$ 3,115

PURCHASED OPTIONS OPEN AT JANUARY 31, 2017
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Price	Expiration Date	Premiums Paid (000s)	Value (000s)
Euro-Bund Futures (Put)	Eurex	600	€ 144.00	02/24/2017	$7	$6
Euro-Bund Futures (Put)	Eurex	61	144.50	02/24/2017	1	1
Total Purchased Options that Require Periodic Settlement of Variation Margin					$8	$7
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Rate/Price	Expiration Date	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	6,000,000	2.930%	08/20/2018	$ 637	$ 409
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	5,300,000	2.940	08/20/2018	518	317
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	16,600,000	2.910	08/20/2018	1,637	1,041
U.S. Treasury Bond Option 30 year (Put)	Chicago Board of Trade	36	$ 95.00	02/24/2017	—	—
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	973	93.50	03/24/2017	8	1
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	618	94.00	03/24/2017	5	1
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	2,900	96.00	03/24/2017	25	3
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	5,689	103.00	03/24/2017	49	6

Harbor Bond Fund
Portfolio of Investments—Continued

PURCHASED OPTIONS—Continued
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Rate/Price	Expiration Date	Premiums Paid (000s)	Value (000s)
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	768	$ 94.00	03/24/2017	$ 7	$ 1
Total Purchased Options Not Settled Through Variation Margin					$2,886	$1,779
Total Purchased Options					$2,894	$1,786

WRITTEN OPTIONS OPEN AT JANUARY 31, 2017
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Index/Rate/ Price	Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	14,100,000	215.950 [j]	03/12/2020	$ 119	$ —
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	33,900,000	216.690 [j]	04/07/2020	302	—
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	15,100,000	217.970 [j]	09/29/2020	195	—
Inflation-Linked Swap Option 10 year (Put)	Deutsche Bank AG	5,100,000	215.950 [j]	03/10/2020	38	—
Inflation-Linked Swap Option 10 year (Put)	Deutsche Bank AG	15,600,000	218.010 [j]	10/13/2020	153	(1)
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	49,600,000	2.800%	08/20/2018	1,155	(604)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	72,800,000	2.800	08/20/2018	1,625	(886)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	7,900,000	$ 6.30	01/11/2018	421	(11)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	500,000	3.70	02/22/2017	7	—
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	5,000,000	3.70	02/23/2017	69	—
Federal National Mortgage Association Future 60 Day (Call)	Credit Suisse International	51,000,000	104.50	03/06/2017	271	(292)
Federal National Mortgage Association Future 60 Day (Call)	Credit Suisse International	27,000,000	104.91	03/06/2017	137	(94)
Federal National Mortgage Association Future 60 Day (Put)	JP Morgan Chase Bank NA	14,000,000	103.69	03/06/2017	43	(17)
Federal National Mortgage Association Future 60 Day (Put)	JP Morgan Chase Bank NA	36,000,000	104.00	03/06/2017	115	(66)
Total Written Options Not Settled Through Variation Margin					$4,650	$(1,971)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2017
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	JP Morgan Chase Bank NA	$ 1,978	$ 1,901	02/02/2017	$ (77)
Brazilian Real (Buy)	BNP Paribas SA	1,396	1,310	02/02/2017	86
Brazilian Real (Buy)	Deutsche Bank AG	30,505	28,050	02/02/2017	2,455
Brazilian Real (Buy)	HSBC Bank USA	1,798	1,813	02/02/2017	(15)
Brazilian Real (Buy)	HSBC Bank USA	1,785	1,772	03/02/2017	13
Brazilian Real (Buy)	JP Morgan Chase Bank	30,104	30,353	02/02/2017	(249)
Brazilian Real (Buy)	JP Morgan Chase Bank	487	480	01/03/2018	7
Brazilian Real (Sell)	BNP Paribas SA	1,396	1,408	02/02/2017	12
Brazilian Real (Sell)	BNP Paribas SA	488	484	01/03/2018	(4)
Brazilian Real (Sell)	Deutsche Bank AG	30,505	30,758	02/02/2017	253
Brazilian Real (Sell)	Deutsche Bank AG	25,505	24,056	04/04/2017	(1,449)
Brazilian Real (Sell)	HSBC Bank USA	1,798	1,785	02/02/2017	(13)
Brazilian Real (Sell)	JP Morgan Chase Bank	30,103	28,564	02/02/2017	(1,539)
Brazilian Real (Sell)	JP Morgan Chase Bank	22,726	21,374	04/04/2017	(1,352)
Brazilian Real (Sell)	JP Morgan Chase Bank	4,199	3,959	10/03/2017	(240)
Brazilian Real (Sell)	JP Morgan Chase Bank	10,500	9,764	01/03/2018	(736)
British Pound Sterling (Buy)	Credit Suisse International	1,350	1,321	02/02/2017	29
British Pound Sterling (Buy)	Goldman Sachs Bank USA	1,123	1,113	02/02/2017	10
British Pound Sterling (Buy)	HSBC Bank USA	1,011	1,008	02/02/2017	3
British Pound Sterling (Buy)	Société Générale	1,077	1,050	02/02/2017	27
British Pound Sterling (Buy)	UBS AG	17,547	17,485	02/02/2017	62
British Pound Sterling (Sell)	BNP Paribas SA	11,139	11,046	02/14/2017	(93)
British Pound Sterling (Sell)	Goldman Sachs Bank USA	1,557	1,539	03/02/2017	(18)
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	2,098	2,066	02/02/2017	(32)
British Pound Sterling (Sell)	Société Générale	18,999	18,631	02/02/2017	(368)
British Pound Sterling (Sell)	UBS AG	17,557	17,495	03/02/2017	(62)
Canadian Dollar (Buy)	HSBC Bank USA	27,326	27,040	02/02/2017	286
Canadian Dollar (Sell)	BNP Paribas SA	7,333	7,220	02/02/2017	(113)
Canadian Dollar (Sell)	HSBC Bank USA	27,334	27,048	03/02/2017	(286)
Canadian Dollar (Sell)	JP Morgan Chase Bank NA	19,993	19,521	02/02/2017	(472)
Euro Currency (Buy)	BNP Paribas SA	1,033	1,021	02/02/2017	12
Euro Currency (Buy)	JP Morgan Chase Bank NA	27,889	27,629	02/02/2017	260

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro Currency (Sell)	Goldman Sachs Bank USA	$ 2,106	$ 2,086	02/02/2017	$ (20)
Euro Currency (Sell)	HSBC Bank USA	27,779	26,822	02/02/2017	(957)
Euro Currency (Sell)	JP Morgan Chase Bank NA	26,775	26,527	03/02/2017	(248)
Indian Rupee (Buy)	UBS AG	315	312	04/20/2017	3
Indonesian Rupiah (Buy)	HSBC Bank USA	2,771	2,638	05/16/2017	133
Japanese Yen (Buy)	Barclays Bank plc	2,384	2,353	02/14/2017	31
Japanese Yen (Buy)	Goldman Sachs Bank USA	3,150	3,239	02/14/2017	(89)
Japanese Yen (Buy)	JP Morgan Chase Bank NA	17,759	17,649	02/14/2017	110
Japanese Yen (Sell)	BNP Paribas SA	7,198	7,087	04/24/2017	(111)
Japanese Yen (Sell)	BNP Paribas SA	15,641	15,658	04/24/2017	17
Japanese Yen (Sell)	Goldman Sachs Bank USA	5,412	5,261	02/14/2017	(151)
Japanese Yen (Sell)	JP Morgan Chase Bank NA	3,813	4,190	02/14/2017	377
Japanese Yen (Sell)	UBS AG	9,154	9,010	04/24/2017	(144)
Japanese Yen (Sell)	Westpac Banking Corp.	14,473	14,272	02/14/2017	(201)
Mexican Peso (Buy)	BNP Paribas SA	2,043	2,103	02/13/2017	(60)
Mexican Peso (Buy)	BNP Paribas SA	5,359	5,301	02/13/2017	58
Mexican Peso (Buy)	Goldman Sachs Bank USA	25,213	25,563	02/13/2017	(350)
Mexican Peso (Buy)	JP Morgan Chase Bank NA	24,296	24,492	02/13/2017	(196)
Mexican Peso (Buy)	JP Morgan Chase Bank NA	3,640	3,616	02/13/2017	24
Mexican Peso (Buy)	Société Générale	21,999	24,402	02/13/2017	(2,403)
Mexican Peso (Sell)	Credit Suisse International	5,437	5,523	02/13/2017	86
Mexican Peso (Sell)	Deutsche Bank AG	9,302	9,371	02/13/2017	69
Mexican Peso (Sell)	Goldman Sachs Bank USA	10,250	10,239	02/13/2017	(11)
Mexican Peso (Sell)	Goldman Sachs Bank USA	4,678	4,762	02/13/2017	84
Mexican Peso (Sell)	HSBC Bank USA	24,182	26,368	02/13/2017	2,186
Mexican Peso (Sell)	JP Morgan Chase Bank NA	21,768	21,222	02/13/2017	(546)
Mexican Peso (Sell)	JP Morgan Chase Bank NA	5,988	6,039	02/13/2017	51
New Zealand Dollar (Buy)	BNP Paribas SA	1,682	1,622	02/14/2017	60
New Zealand Dollar (Buy)	Goldman Sachs Bank USA	2,074	1,995	02/14/2017	79
New Zealand Dollar (Buy)	JP Morgan Chase Bank NA	4,470	4,256	02/14/2017	214
New Zealand Dollar (Sell)	Goldman Sachs Bank USA	8,833	8,746	02/14/2017	(87)
Russian Ruble (Buy)	Goldman Sachs Bank USA	2,589	2,369	02/22/2017	220
Russian Ruble (Buy)	JP Morgan Chase Bank	11,920	10,843	02/22/2017	1,077
Russian Ruble (Sell)	Credit Suisse International	6,394	5,947	02/22/2017	(447)
Russian Ruble (Sell)	Goldman Sachs Bank USA	6,281	5,840	02/22/2017	(441)
Russian Ruble (Sell)	HSBC Bank USA	2,647	2,465	02/22/2017	(182)
Singapore Dollar (Sell)	Goldman Sachs Bank USA	24,567	23,887	03/17/2017	(680)
Singapore Dollar (Sell)	JP Morgan Chase Bank NA	19,581	19,091	03/17/2017	(490)
South Korean Won (Sell)	JP Morgan Chase Bank	5,134	4,893	03/21/2017	(241)
South Korean Won (Sell)	UBS AG	48,542	46,886	03/21/2017	(1,656)
Swiss Franc (Buy)	Goldman Sachs Bank USA	8,129	8,019	02/14/2017	110
Swiss Franc (Buy)	HSBC Bank USA	2,372	2,332	02/14/2017	40
Swiss Franc (Sell)	JP Morgan Chase Bank NA	5,556	5,418	02/14/2017	(138)
Swiss Franc (Sell)	JP Morgan Chase Bank NA	114	115	02/14/2017	1
Swiss Franc (Sell)	Westpac Banking Corp.	4,833	4,679	02/14/2017	(154)
Taiwan Dollar (Buy)	UBS AG	3,226	3,199	02/03/2017	27
Taiwan Dollar (Sell)	BNP Paribas SA	3,976	3,913	03/21/2017	(63)
Taiwan Dollar (Sell)	Credit Suisse International	1,655	1,629	03/21/2017	(26)
Taiwan Dollar (Sell)	HSBC Bank USA	2,509	2,453	03/01/2017	(56)
Taiwan Dollar (Sell)	JP Morgan Chase Bank	7,500	7,306	03/01/2017	(194)
Taiwan Dollar (Sell)	JP Morgan Chase Bank	12,303	11,986	03/21/2017	(317)
Taiwan Dollar (Sell)	Société Générale	7,422	7,219	03/01/2017	(203)
Taiwan Dollar (Sell)	UBS AG	3,226	3,119	02/03/2017	(107)
Taiwan Dollar (Sell)	UBS AG	13,999	13,668	03/01/2017	(331)
Taiwan Dollar (Sell)	UBS AG	32,423	31,943	03/21/2017	(480)
Total Forward Currency Contracts					$(10,326)

Harbor Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS OPEN AT JANUARY 31, 2017
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.700%	12/19/2024	CAD$ 6,500	$ 175
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	1.750	12/16/2046	1,900	254
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	0.500	03/15/2022	£ 39,300	518
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	0.750	03/15/2027	14,400	463
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.000	03/15/2027	8,700	471
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	03/15/2047	10,500	(59)
CME Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.300	03/18/2026	¥ 5,700,000	(18)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2019	$ 46,700	755
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/16/2022	17,500	(700)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.350	08/05/2025	3,500	166
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.750	12/16/2045	170,800	24,774
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	138,000	3,402
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	06/15/2021	47,600	1,356
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.500	12/21/2021	63,100	1,329
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/16/2022	222,000	8,940
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	12/16/2025	9,500	571
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	06/15/2026	53,600	3,323
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.750	12/21/2026	42,710	2,649
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.500	06/21/2027	1,100	(3)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	06/15/2046	9,200	1,299
Interest Rate Swaps						$49,665
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	TESCO PLC 6.000% due 12/14/2029	Buy	1.000%	12/20/2020	1.505%	$(98)	$(157)	€ 5,000	$ 59
ICE Group	Volkswagen International Finance 5.380% due 05/22/2018	Buy	1.000	03/20/2017	0.206	19	20	7,700	(1)
ICE Group	Volkswagen International Finance 5.380% due 05/22/2018	Buy	1.000	12/20/2017	0.263	18	16	2,100	2
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Buy	1.000	06/20/2021	0.794	22	12	$ 2,100	10
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Buy	1.000	12/20/2021	0.902	40	1	6,900	39
ICE Group	Sprint Communications, Inc. 8.380% due 08/15/2017	Buy	5.000	12/20/2019	1.864	277	151	3,000	126
Credit Default Swaps									$235
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000%	09/20/2020	0.697%	$95	$ 32	$ 8,000	$ 63
JP Morgan Chase Bank NA	Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Sell	1.000	06/20/2017	0.248	4	15	1,000	(11)
Morgan Stanley Capital Services LLC	Markit CMBX North America AAA Indices	Sell	0.080	12/13/2049	0.000	—	(1)	136	1
Deutsche Bank AG	Morgan Stanley & Co. LLC Senior Unsecured	Sell	1.000	09/20/2018	0.416	151	186	14,100	(35)

Harbor Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
CREDIT DEFAULT SWAPS—Continued
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/ (Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000%	06/20/2018	1.240%	$(2)	$(130)	$ 900	$ 128
Goldman Sachs International	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	2.314	(14)	(42)	400	28
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	03/20/2020	2.527	(9)	(37)	200	28
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	2.314	(74)	(237)	2,100	163
Credit Default Swaps									$ 365
Total Swaps									$50,265

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2017
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 22,000	Federal National Mortgage Association TBA[10] 6.000%—02/12/2045	$24,764	$(24,839)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 133,813	$ —	$ 133,813
Bank Loan Obligations	—	12,185	—	12,185
Collateralized Mortgage Obligations	—	198,935	—	198,935
Corporate Bonds & Notes	—	606,683	17,272	623,955
Escrow	—	—	—	—
Foreign Government Obligations	—	141,114	—	141,114
Mortgage Pass-Through	—	1,161,978	1	1,161,979
Municipal Bonds	—	51,170	—	51,170
U.S. Government Obligations	—	625,020	—	625,020
Short-Term Investments
Certificates Of Deposit	—	42,552	—	42,552
Commercial Paper	—	171,943	—	171,943
Repurchase Agreements	—	17,250	—	17,250
U.S. Government Agencies	—	599	—	599
U.S. Government Obligations	—	29,770	—	29,770
Total Investments in Securities	$ —	$3,193,012	$17,273	$3,210,285
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 8,572	$ —	$ 8,572
Futures Contracts	6,102	—	—	6,102
Purchased Options	19	1,767	—	1,786
Swap Agreements	—	51,092	—	51,092
Total Financial Derivative Instruments - Assets	$ 6,121	$ 61,431	$ —	$ 67,552
Liability Category
Fixed Income Investments Sold Short	$ —	$ (24,839)	$ —	$ (24,839)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (18,898)	$ —	$ (18,898)
Futures Contracts	(2,987)	—	—	(2,987)
Swap Agreements	—	(827)	—	(827)

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Liability Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Written Options	$ —	$ (1,971)	$ —	$ (1,971)
Total Financial Derivative Instruments - Liabilities	$(2,987)	$ (21,696)	$ —	$ (24,683)
Total Investments	$ 3,134	$3,207,908	$17,273	$3,228,315
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2017 (000s)[w]
Corporate Bonds & Notes	$23,331	$—	$(6,406)	$—	$128	$219	$—	$—	$17,272
Escrow	—	—	—	—	—	—	—	—	—
Mortgage Pass-Through	5	—	(4)	—	—	—	—	—	1
	$23,336	$—	$(6,410)	$—	$128	$219	$—	$—	$17,273
There were no transfers between levels during the period.
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2017 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Corporate Bonds & Notes
Keane Group Holdings LLC 12.000%—08/08/2019	$ 17,272	Market Approach	Base Price Plus Spread	$ 99.58
Escrow
General Motors Co. Escrow	—	Income Approach	Estimated Recovery Value	0.00
Mortgage Pass-Through
Federal Housing Authority Project 7.400%—02/01/2021	1	Market Approach	Base Price	97.46
	$ 17,273
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 647	$ (47)
Foreign Exchange Contracts	8,572	(18,909)
Interest Rate Contracts	58,333	(5,727)
Total	$67,552	$(24,683)

Harbor Bond Fund
Portfolio of Investments—Continued

1		CLO after the name of a security stands for Collateralized Loan Obligation.
2		Floating rate security, the stated rate represents the rate in effect at January 31, 2017.
3		Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2017, the aggregate value of these securities was $305,745,000 or 13% of net assets.
4		Step coupon security, the stated rate represents the rate in effect at January 31, 2017.
5		Variable rate security, the stated rate represents the rate in effect at January 31, 2017.
6		REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
7		MTN after the name of a security stands for Medium Term Note.
8		Perpetuity bond, the maturity date represents the next callable date.
9		Zero coupon bond.
10		TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2017. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
11		Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
12		At January 31, 2017, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $58,073 or 3% of net assets.
b		If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c		If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
*		Security in Default.
d		Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e		The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
f		The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
j		Amount represents Index Value.
w		The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 1/31/2017 (000s)
	Corporate Bonds & Notes	$275
	Escrow	(15)
	Mortgage Pass-Through	—
$260
x		Fair Valued by subadviser in accordance with Harbor Funds Valuation Procedures using credit curves which is a Level 3 input.
y		Fair Valued in accordance with Harbor Funds Valuation Procedures using estimated recovery value which is a Level 3 input.
z		Fair Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms which is a Level 3 input.
R$		Brazilian Real
£		British Pound
CAD$		Canadian Dollar
€		Euro
¥		Japanese Yen
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Real Return Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -21.1%)
ASSET-BACKED SECURITIES—2.2%
Principal Amount		Value
	GSAMP Trust
	Series 2004-WF Cl. M2
$145	2.421%—10/25/2034[1]	$ 137
	Hillmark Funding Ltd.
	Series 2006-1A Cl. A1
355	1.161%—05/21/2021[1,2]	354
	Long Beach Mortgage Loan Trust
	Series 2006-WL3 Cl. 2A4
300	1.071%—01/25/2036[1]	214
	Series 2005-WL2 Cl. M2
500	1.506%—08/25/2035[1]	478
		692
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
204	1.011%—06/25/2036[1]	109
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
109	0.841%—10/25/2036[1]	61
	Navient Student Loan Trust
	Series 2016-7A Cl.A
197	1.921%—03/25/2066[1,2]	201
	Saxon Asset Securities Trust
	Series 2003-1 Cl. AF7
85	4.034%—06/25/2033[3]	86
	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
200	1.051%—05/25/2036[1]	176
	Whitehorse VI Ltd.
	Series 2012 1A Cl. A1R
500	2.235%—02/03/2025[1,2]	500
TOTAL ASSET-BACKED SECURITIES
(Cost $2,177)		2,316

COLLATERALIZED MORTGAGE OBLIGATIONS—1.4%
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
419	1.253%—08/25/2035[1,2]	349
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
34	3.060%—04/20/2035[4]	34
	Lavender Trust
	Series 2010-RR2A Cl. A4
1,159	6.250%—10/26/2036[2]	928
	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR Cl. 6A1
150	2.801%—06/25/2036[4]	146
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
58	1.171%—01/25/2046[1]	28
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Washington Mutual Mortgage Pass Through Certificates Trust
		Series 2003-AR9 Cl. 2A
	$22	2.845%—09/25/2033[4]	$ 22
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,394)			1,507

CORPORATE BONDS & NOTES—4.9%
		AerCap Ireland Capital Ltd.
	100	4.625%—10/30/2020	105
		Ally Financial Inc.
	100	3.500%—01/27/2019	101
	100	4.750%—09/10/2018	104
			205
		Deutsche Bank AG
	500	4.250%—10/14/2021[2]	503
		Goldman Sachs Group Inc.
	500	2.163%—09/15/2020[1]	505
		ING Bank NV MTN[5]
	100	2.625%—12/05/2022[2]	100
		Navient Corp. MTN[5]
	740	3.375%—05/03/2019[4,6]	704
	100	5.500%—01/15/2019	102
			806
		Petrobras Global Finance BV
	400	5.375%—01/27/2021	406
		Royal Bank of Scotland plc MTN[5]
	200	9.500%—03/16/2022[4]	202
		Santander Holdings USA Inc.
	600	2.380%—11/24/2017[1]	605
		Telefonica Emisiones SAU
	1,650	1.648%—06/23/2017[1]	1,652
		Toronto Dominion Bank
	200	2.250%—03/15/2021[2]	199
TOTAL CORPORATE BONDS & NOTES
(Cost $5,171)			5,288

FOREIGN GOVERNMENT OBLIGATIONS—8.1%
		Argentine Republic Government International Bond
	300	6.875%—01/26/2027[2]	297
		France Government Bond OAT
	€491	2.250%—07/25/2020[6]	602
		Hellenic Republic Government International Bond MTN[5]
	¥100,000	3.800%—08/08/2017	843
		Japan Treasury Discount Bill
	430,000	0.000%—02/06/2017-04/10/2017[7]	3,809
		Mexican Bonos
MEX$	3,561	4.750%—06/14/2018	167
	7,925	7.750%—05/29/2031	378
			545
		New Zealand Government Bond
NZD$	1,600	2.000%—09/20/2025[6]	1,235

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.K. Gilt Inflation Linked[6]
£776	0.125%—03/22/2024-03/22/2058	$ 1,291
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $9,009)		8,622

MORTGAGE PASS-THROUGH—3.7%
	Federal Home Loan Mortgage Corp. REMIC[8]
$436	1.367%—12/15/2037[1]	437
	Federal National Mortgage Association REMIC[8]
95	1.121%—07/25/2037[1]	95
105	1.151%—07/25/2037[1]	106
55	1.211%—05/25/2036[1]	54
215	1.451%—02/25/2041[1]	217
		472
	Federal National Mortgage Association TBA[9]
2,000	3.000%—03/12/2043	1,975
1,000	3.500%—03/12/2043	1,020
		2,995
TOTAL MORTGAGE PASS-THROUGH
(Cost $3,891)		3,904

U.S. GOVERNMENT OBLIGATIONS—100.8%
	U.S. Treasury Bonds
460	2.875%—11/15/2046	444
	U.S. Treasury Inflation Indexed Bonds[6]
9,485	0.125%—04/15/2019-07/15/2026	9,551
2,497	0.250%—01/15/2025	2,483
414	0.375%—07/15/2023-07/15/2025	422
17,078	0.625%—07/15/2021-02/15/2043	17,707
1,773	0.750%—02/15/2042	1,704
774	1.000%—02/15/2046	789
443	1.250%—07/15/2020	471
10,574	1.375%—02/15/2044	11,704
11,869	1.875%—07/15/2019	12,708
730	2.000%—01/15/2026	832
1,590	2.125%—01/15/2019-02/15/2041	1,779
35,815	2.375%—01/15/2025-01/15/2027	41,721
1,192	2.500%—01/15/2029[10]	1,458
686	3.625%—04/15/2028	914
		104,243
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Treasury Notes
$2,580	1.750%—11/30/2021	$ 2,564
100	2.125%—12/31/2021	101
		2,665
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $107,480)		107,352

SHORT-TERM INVESTMENTS—4.1%
CERTIFICATES OF DEPOSIT—3.3%
	Barclays plc
600	0.000%—09/08/2017-11/06/2017[1]	601
	Mitsubishi UFJ Trust & Banking Corp.
400	0.000%—09/19/2017[1]	401
	Natixis NY
500	0.000%—09/25/2017[1]	501
	Norinchukin BK
600	0.000%—10/11/2017[1]	602
	Sumitomo Mitsui BKG Corp.
500	0.000%—09/15/2017[1]	501
	Sumitomo Mitsui Trust Bank Limited
900	0.000%—09/18/2017-10/06/2017[1]	902
		3,508
REPURCHASE AGREEMENTS—0.8%
400	Repurchase Agreement with Citigroup dated January 31, 2017 due February 01, 2017 at 0.690% collateralized by U.S. Treasury Notes (value $405)	400
450	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Notes (value $459)	450
		850
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,350)		4,358
TOTAL INVESTMENTS—125.2%
(Cost $133,472)		133,347
CASH AND OTHER ASSETS, LESS LIABILITIES—(25.2)%		(26,858)
TOTAL NET ASSETS—100.0%		$106,489

FUTURES CONTRACTS OPEN AT JANUARY 31, 2017
Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euro- BOBL Futures (Sell)	7	€ 700	03/08/2017	$ (4)
Euro- Bund Futures (Sell)	1	100	03/08/2017	—
United Kingdom GILT Futures 90 day (Sell)	5	£ 500	03/29/2017	(1)
Eurodollar Futures-CME 90 day (Buy)	7	$ 1,750	06/19/2017	16
U.S. Treasury Bond Futures 30 year (Sell)	24	2,400	03/22/2017	9
U.S. Treasury Note Futures 2 year (Sell)	47	9,400	03/31/2017	6
U.S. Treasury Note Futures 5 year (Sell)	28	2,800	03/31/2017	(5)
U.S. Treasury Note Futures 10 year (Buy)	73	7,300	03/22/2017	1
Ultra U.S. Treasury Note Futures 30 year (Buy)	4	400	03/22/2017	(4)
Total Futures Contracts				$ 18

Harbor Real Return Fund
Portfolio of Investments—Continued

PURCHASED OPTIONS OPEN AT JANUARY 31, 2017
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Price	Expiration Date	Premiums Paid (000s)	Value (000s)
U.K. LIBOR Future 90 day (Put)	ICE Group	35	£ 98.50	06/21/2017	$2	$—
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Rate	Expiration Date	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 1 year (Put)	Morgan Stanley Capital Services LLC	8,000,000	1.200%	02/13/2017	$ 4	$ 5
Interest Rate Swap Option 1 year (Put)	Morgan Stanley Capital Services LLC	11,800,000	1.250	02/06/2017	6	2
Interest Rate Swap Option 1 year (Put)	Morgan Stanley Capital Services LLC	6,400,000	1.250	02/21/2017	3	3
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	2,200,000	2.720	07/16/2018	25	72
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	2,800,000	2.770	07/16/2018	33	87
Interest Rate Swap Option 30 year (Call)	Deutsche Bank AG	700,000	2.150	06/15/2018	70	20
Interest Rate Swap Option 30 year (Put)	Deutsche Bank AG	700,000	2.150	06/15/2018	70	112
Interest Rate Swap Option 30 year (Put)	Deutsche Bank AG	500,000	2.860	10/23/2018	34	40
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	200,000	2.590	12/10/2018	21	20
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	900,000	2.600	03/29/2019	85	105
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	700,000	2.610	10/17/2018	64	66
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	200,000	2.610	11/15/2018	20	19
Total Purchased Options Not Settled Through Variation Margin					$435	$551
Total Purchased Options					$437	$551

WRITTEN OPTIONS OPEN AT JANUARY 31, 2017
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Price	Expiration Date	Premiums Received (000s)	Value (000s)
U.K. LIBOR Future 90 day (Put)	ICE Group	35	£ 98.00	06/21/2017	$—	$—
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Number of Contracts/ Notional	Strike Index/Rate/ Price	Expiration Date	Premiums Received (000s)	Value (000s)
Inflation-Linked Swap Option 4 year (Put)	Deutsche Bank AG	600,000	233.550 [j]	01/22/2018	$ 6	$ —
Inflation-Linked Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,700,000	234.810 [j]	03/24/2020	19	(11)
Inflation-Linked Swap Option 5 year (Put)	JP Morgan Chase Bank NA	1,000,000	238.640 [j]	10/02/2020	19	(8)
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	3,600,000	216.690 [j]	04/07/2020	32	—
Inflation-Linked Swap Option 10 year (Put)	Citibank NA	500,000	217.970 [j]	09/29/2020	7	—
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	4,000,000	243.270 [j]	04/22/2024	29	(2)
Inflation-Linked Swap Option 10 year (Call)	JP Morgan Chase Bank NA	300,000	244.170 [j]	05/16/2024	2	—
Inflation-Linked Swap Option 20 year (Call)	Goldman Sachs Bank USA	400,000	120.720 [j]	06/22/2035	18	(5)
Credit Default Option (Put)	Barclays Bank plc	800,000	1.000%	02/15/2017	2	—
Credit Default Option (Call)	Goldman Sachs International	1,200,000	1.000	03/15/2017	3	(2)
Credit Default Option (Put)	Goldman Sachs International	100,000	1.000	02/15/2017	—	—
Interest Rate Swap Option 10 year (Call)	Goldman Sachs Bank USA	3,900,000	1.950	02/16/2017	28	—
Interest Rate Swap Option 10 year (Put)	Goldman Sachs Bank USA	3,900,000	2.400	02/16/2017	31	(26)
Interest Rate Swap Option 5 year (Call)	Royal Bank of Scotland plc	1,200,000	1.800	11/07/2017	10	(2)
Interest Rate Swap Option 5 year (Put)	Royal Bank of Scotland plc	1,200,000	2.600	11/07/2017	10	(25)
Interest Rate Swap Option 5 year (Put)	Deutsche Bank AG	2,500,000	2.500	10/23/2018	35	(50)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	3,300,000	2.250	10/17/2018	66	(80)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	900,000	2.250	11/15/2018	19	(23)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	900,000	2.250	12/10/2018	20	(23)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	4,300,000	2.300	03/29/2019	86	(123)
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	9	$ 125.50	02/24/2017	6	(3)
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	9	123.50	02/24/2017	4	(3)
Total Written Options Not Settled Through Variation Margin					$452	$(386)
Total Written Options					$452	$(386)

Harbor Real Return Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2017
Currency	Counterparty	Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	JP Morgan Chase Bank NA	$ 275	$ 264	02/02/2017	$ (11)
Brazilian Real (Buy)	Deutsche Bank AG	291	271	02/02/2017	20
Brazilian Real (Buy)	Goldman Sachs Bank USA	22	22	02/02/2017	—
Brazilian Real (Buy)	HSBC Bank USA	291	293	02/02/2017	(2)
Brazilian Real (Buy)	HSBC Bank USA	288	286	03/02/2017	2
Brazilian Real (Sell)	Deutsche Bank AG	291	293	02/02/2017	2
Brazilian Real (Sell)	Goldman Sachs Bank USA	22	22	02/02/2017	—
Brazilian Real (Sell)	HSBC Bank USA	290	288	02/02/2017	(2)
British Pound Sterling (Buy)	UBS AG	1,716	1,710	02/02/2017	6
British Pound Sterling (Sell)	JP Morgan Chase Bank NA	88	87	02/02/2017	(1)
British Pound Sterling (Sell)	Société Générale	1,627	1,596	02/02/2017	(31)
British Pound Sterling (Sell)	UBS AG	1,717	1,711	03/02/2017	(6)
Chinese Yuan (Buy)	JP Morgan Chase Bank	883	875	02/15/2017	8
Chinese Yuan (Buy)	UBS AG	1,067	1,066	02/15/2017	1
Chinese Yuan (Sell)	Barclays Capital	1,660	1,669	02/15/2017	9
Chinese Yuan (Sell)	JP Morgan Chase Bank	290	289	02/15/2017	(1)
Chinese Yuan (Sell)	UBS AG	1,053	1,052	05/19/2017	(1)
Colombian Peso (Sell)	Goldman Sachs Bank USA	73	72	03/17/2017	(1)
Euro Currency (Sell)	HSBC Bank USA	113	109	02/02/2017	(4)
Euro Currency (Sell)	UBS AG	622	605	02/02/2017	(17)
Indian Rupee (Buy)	UBS AG	306	303	04/20/2017	3
Japanese Yen (Sell)	BNP Paribas SA	1,949	2,101	02/06/2017	152
Japanese Yen (Sell)	Goldman Sachs Bank USA	875	849	02/02/2017	(26)
Japanese Yen (Sell)	UBS AG	1,865	1,808	04/10/2017	(57)
Mexican Peso (Buy)	BNP Paribas SA	294	291	02/13/2017	3
Mexican Peso (Buy)	Goldman Sachs Bank USA	549	597	02/13/2017	(48)
Mexican Peso (Sell)	Deutsche Bank AG	56	57	02/13/2017	1
Mexican Peso (Sell)	Goldman Sachs Bank USA	272	264	02/13/2017	(8)
Mexican Peso (Sell)	JP Morgan Chase Bank NA	736	812	02/13/2017	76
Mexican Peso (Sell)	Société Générale	69	70	02/13/2017	1
New Zealand Dollar (Sell)	HSBC Bank USA	1,263	1,199	02/02/2017	(64)
New Zealand Dollar (Sell)	UBS AG	1,263	1,263	03/02/2017	—
Russian Ruble (Buy)	Credit Suisse International	93	90	02/22/2017	3
Russian Ruble (Buy)	Goldman Sachs Bank USA	187	177	02/22/2017	10
Russian Ruble (Sell)	Barclays Capital	280	281	02/22/2017	1
Singapore Dollar (Buy)	BNP Paribas SA	274	272	03/17/2017	2
Singapore Dollar (Sell)	Goldman Sachs Bank USA	277	269	03/17/2017	(8)
Total Forward Currency Contracts					$ 12

SWAP AGREEMENTS OPEN AT JANUARY 31, 2017
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000%	10/15/2017	€ 600	$ 4
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.830	05/15/2018	1,200	(12)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	09/15/2018	300	3
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	10/15/2018	200	2
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	11/15/2018	300	3
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	04/15/2021	1,750	39
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	05/15/2021	900	19
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	12/15/2021	140	1
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.385	12/15/2026	900	(17)
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.000	11/15/2018	200	1
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	0.750	03/15/2027	£ 1,200	47
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	03/15/2047	220	(4)
CME Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.750	03/15/2047	480	(8)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	03/15/2047	120	4
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.190	04/15/2030	400	(7)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.350	05/15/2030	700	(21)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.400	06/15/2030	300	(8)

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.325%	08/15/2030	£ 1,100	$ (44)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.300	12/15/2030	200	(6)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.140	04/15/2031	100	(3)
LCH Group	UK Retail Prices Index All Items NSA	Pay	1.000	10/15/2046	200	25
CME Group	British Bankers' Association LIBOR JPY 6-Month	Pay	1.000	09/18/2023	¥ 40,000	(6)
CME Group	Mexico Interbank TIIE 28 Day	Pay	5.610	07/07/2021	MEX$ 100	—
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.030	11/10/2021	1,800	(1)
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.390	11/17/2021	1,000	—
CME Group	Mexico Interbank TIIE 28 Day	Pay	8.040	12/17/2026	5,900	5
CME Group	Mexico Interbank TIIE 28 Day	Pay	8.300	12/11/2031	4,800	5
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.250	06/15/2018	$ 1,000	(5)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	12/16/2020	500	9
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	12/19/2023	3,000	29
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	02/22/2026	3,160	35
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.400	03/16/2026	2,900	46
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	04/21/2026	1,700	45
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	04/27/2026	2,000	49
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.850	07/27/2026	600	26
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	07/27/2026	1,500	56
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	12/21/2046	1,660	52
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.750	12/19/2048	600	(10)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.500	12/21/2021	100	1
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.750	12/21/2026	1,570	130
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.800	09/12/2026	200	(8)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	07/15/2017	7,000	(4)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	11/23/2020	500	4
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	11/25/2020	400	4
Interest Rate Swaps						$480
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiratio Date	Implied Credit Spread[d]	Value (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Markit CDX North America Investment Grade Index | Series 27	Buy	1.000%	12/20/2021	0.666%	$(8)	$ (8)	$ 500	$ —
ICE Group	Markit CDX North America High Yield Index | Series 27	Buy	5.000	12/20/2021	3.522	(108)	(59)	$ 1,560	(49)
Credit Default Swaps									$(49)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	5.500%	10/15/2017	€ 100	$ —
BNP Paribas SA	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	04/15/2021	500	15
Citibank NA	Eurostat Eurozone HICP Ex Tobacco NSA	Receive	1.178	05/15/2026	200	(8)
Goldman Sachs Bank USA	French Consumer Price Index Ex Tobacco Index	Receive	1.140	08/15/2026	100	(5)
Royal Bank of Scotland plc	French Consumer Price Index Ex Tobacco Index	Receive	1.140	08/15/2026	200	(10)
Deutsche Bank AG	UK Retail Prices Index All Items NSA	Receive	3.100	06/15/2031	£ 300	(45)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Receive	3.400	06/15/2030	200	(7)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Receive	3.330	08/15/2030	370	(20)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Receive	3.360	04/15/2035	200	(17)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	1.000	05/15/2046	120	39
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Pay	1.000	06/15/2046	170	63
JP Morgan Chase Bank NA	UK Retail Prices Index All Items NSA	Receive	3.400	06/15/2030	200	(6)

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Pay	2.173%	11/01/2018	$ 2,000	$ (69)
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Pay	2.500	07/15/2022	300	(31)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Pay	2.420	02/12/2017	2,000	(101)
Goldman Sachs Bank USA	US Consumer Price Index Urban Consumers NSA	Pay	2.180	10/01/2018	1,100	(38)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	2.000	04/15/2017	1,530	(4)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Pay	1.000	07/26/2021	300	10
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Pay	1.000	09/12/2021	310	10
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	1.730	07/26/2026	300	(17)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	1.801	09/12/2026	310	(16)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	1.805	09/12/2026	200	(10)
JP Morgan Chase Bank NA	US Consumer Price Index Urban Consumers NSA	Receive	1.780	09/15/2026	200	(10)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.788	07/18/2026	1,200	(63)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.000	07/20/2026	1,200	(61)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.805	09/20/2026	100	(5)
Royal Bank of Scotland plc	US Consumer Price Index Urban Consumers NSA	Pay	2.250	07/15/2017	2,500	(138)
UBS AG Stamford	US Consumer Price Index Urban Consumers NSA	Receive	2.060	05/12/2025	100	(1)
Interest Rate Swaps						$(545)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [e] (000s)	Upfront Premium Paid/(Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse International	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000%	06/20/2021	2.227%	$(10)	$(14)	$ 200	$ 4
Deutsche Bank AG	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2021	2.227	(5)	(9)	100	4
JP Morgan Chase Bank NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2021	2.227	(5)	(7)	100	2
JP Morgan Chase Bank NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	12/20/2021	2.462	(6)	(7)	100	1
Goldman Sachs International	Markit CMBX North America AAA Indices	Sell	0.500	10/17/2057	0.000	(1)	(4)	100	3
Goldman Sachs International	Markit CMBX North America AAA Indices	Sell	0.500	09/17/2058	0.000	(2)	(6)	100	4
JP Morgan Chase Bank NA	Russian Federation 7.500% due 03/31/2030	Sell	1.000	06/20/2021	1.644	(3)	(6)	100	3
Barclays Bank plc	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2021	1.511	(2)	(3)	100	1
Credit Suisse International	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2021	1.511	(6)	(8)	300	2
HSBC Bank USA NA	United Mexican States 5.950% due 03/19/2019	Sell	1.000	06/20/2021	1.511	(8)	(10)	400	2
Credit Default Swaps									$ 26
Total Swaps									$(88)

FIXED INCOME INVESTMENTS SOLD SHORT AT JANUARY 31, 2017
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 1,000	Federal National Mortgage Association TBA[9] 3.000%—02/12/2043	$990	$(989)

Harbor Real Return Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 2,316	$—	$ 2,316
Collateralized Mortgage Obligations	—	1,507	—	1,507
Corporate Bonds & Notes	—	5,288	—	5,288
Foreign Government Obligations	—	8,622	—	8,622
Mortgage Pass-Through	—	3,904	—	3,904
U.S. Government Obligations	—	107,352	—	107,352
Short-Term Investments
Certificates Of Deposit	—	3,508	—	3,508
Repurchase Agreements	—	850	—	850
Total Investments in Securities	$ —	$133,347	$—	$133,347
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 300	$—	$ 300
Futures Contracts	32	—	—	32
Purchased Options	—	551	—	551
Swap Agreements	—	807	—	807
Total Financial Derivative Instruments - Assets	$ 32	$ 1,658	$—	$ 1,690
Liability Category
Fixed Income Investments Sold Short	$ —	$ (989)	$—	$ (989)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (288)	$—	$ (288)
Futures Contracts	(14)	—	—	(14)
Swap Agreements	—	(895)	—	(895)
Written Options	(6)	(380)	—	(386)
Total Financial Derivative Instruments - Liabilities	$(20)	$ (1,563)	$—	$ (1,583)
Total Investments	$ 12	$132,453	$—	$132,465
The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2017 (000s)
Asset-Backed Securities	$500	$—	$—	$—	$—	$—	$—	$(500) [h]	$—
There were no transfers between Levels 1 and 2 during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2017.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 26	$ (51)
Foreign Exchange Contracts	300	(288)
Interest Rate Contracts	1,364	(1,244)
Total	$1,690	$(1,583)

Harbor Real Return Fund
Portfolio of Investments—Continued

1	Floating rate security; the stated rate represents the rate in effect at January 31, 2017
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2017, the aggregate value of these securities was $3,431,000 or 3% of net assets.
3	Step coupon security; the stated rate represents the rate in effect at January 31, 2017
4	Variable rate security; the stated rate represents the rate in effect at January 31, 2017
5	MTN after the name of a security stands for Medium Term Note.
6	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
7	Zero coupon bond
8	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2017. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
10	At January 31, 2017, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $149 or less than 0% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
f	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
h	Transferred from Level 3 to Level 2 due to the availability of observable market data for pricing input.
j	Amount represents Index Value
£	British Pound
€	Euro
¥	Japanese Yen
MEX$	Mexican Peso
NZD$	New Zealand Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Money Market Fund
Portfolio of Investments— January 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash of -0.3%)
GOVERNMENT AGENCY DEBT—78.9%†
Principal Amount		Value
	Federal Home Loan Bank Discount Notes
$4,850	0.494%—02/07/2017	$ 4,850
6,500	0.505%—02/10/2017	6,499
4,775	0.507%—02/17/2017	4,774
29,365	0.510%—02/14/2017-03/21/2017	29,353
6,400	0.516%—03/03/2017	6,397
20,845	0.520%—02/28/2017-03/08/2017	20,835
1,950	0.521%—02/15/2017	1,950
10,500	0.525%—03/07/2017-03/10/2017	10,495
6,000	0.530%—03/14/2017	5,996
		91,149
	Federal National Mortgage Association Discount Notes
10,000	0.490%—02/15/2017	9,998
1,619	0.530%—03/21/2017	1,618
		11,616
TOTAL GOVERNMENT AGENCY DEBT
(Cost $102,765)		102,765

TREASURY DEBT—21.3%†
Principal Amount		Value
	U.S. Treasury Bills
$5,800	0.384%—02/02/2017	$ 5,800
12,000	0.462%—02/23/2017	11,997
10,000	0.471%—03/02/2017	9,996
TOTAL TREASURY DEBT
(Cost $27,793)		27,793

REPURCHASE AGREEMENTS—0.1%
(Cost $130)
130	Repurchase Agreement with State Street Corp. dated January 31, 2017 due February 01, 2017 at 0.000% collateralized by U.S. Treasury Bonds (value $135)	130
TOTAL INVESTMENTS—100.3%
(Cost $130,688)[1]		130,688
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(384)
TOTAL NET ASSETS—100.0%		$130,304

FAIR VALUE MEASUREMENTS
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupons represent yield to maturity.
1	The aggregate identified cost on a tax basis is the same.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments— January 31, 2017 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds may offer up to four classes of shares, designated as Institutional Class, Administrative Class, Investor Class, and Retirement Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Equity securities (including common stock, preferred stock, and convertible preferred stock) and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities), are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost,

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
Loan Participations and Assignments
Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund and Harbor Bond Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from the agent, it acquires direct rights against the borrower on the loan.
Harbor High-Yield Bond Fund entered into unfunded loan commitments during the period, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments. Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the statement of assets and liabilities and the statement of operations.
Harbor High-Yield Bond Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of an unfunded loan commitment. In certain circumstances, a Fund that has entered into an unfunded loan commitment may receive a prepayment penalty fee upon the prepayment of a loan by a borrower. Fees earned are recorded as a component of interest income on the statement of operations.
As of January 31, 2017, Harbor High-Yield Bond Fund had no unfunded loan commitments outstanding.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
Mortgage-Related and Other Asset-Backed Securities
Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar roll transactions, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
U.S. Government Securities
During the period, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Forward Commitments and When-Issued Securities
During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.
A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Sale-Buybacks
A “sale-buyback” financing transaction consists of a sale of a portfolio security by a Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.
The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the statement of assets and liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations.  Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. To cover its obligations under sale-buyback transactions, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Sale-buyback transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the sale-buyback transaction are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.
The average amount of borrowings outstanding during the period ended January 31, 2017 was $126,491,000 at a weighted average interest rate of 0.758% for the Harbor Bond Fund and $29,391,000 at a weighted average interest rate of 0.803% for the Harbor Real Return Fund.
A table that includes the remaining maturity period for outstanding sale-buyback transactions and the type of investment collateral pledged can be found within each Fund’s Portfolio of Investments schedule.
Short Sales
During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, subject to pre-arranged exposure levels, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure to the underlying instrument, if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure to the underlying instrument, if written.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.
The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the fair value of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the fair value of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
Options on exchange-traded futures contracts are an option contract in which the underlying instrument is a single futures contract. A Fund may write or purchase options on exchange-traded futures contracts in which a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.
A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; the Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2017 for Harbor Bond Fund and Harbor Real Return Fund was $26,836,000 and $1,600,000, respectively.
Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Bond Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.
The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Master Netting Arrangements
As described in further detail below, each Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.
For the period ended January 31, 2017, the following Master Netting Arrangements have been entered into by one or more of the Funds:
Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties. As of January 31, 2017, each Fund had investment exposures subject to the terms of these agreements.
Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. As of January 31, 2017, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by the Fund and select counterparties. As of January 31, 2017, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
New Accounting Pronouncement
In October 2016, the Securities and Exchange Commission (SEC) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to certain financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the amendments are consistent with the Funds' current financial statement presentation.
Money Market Fund Reform
Effective March 1, 2016, the Harbor Money Market Fund began to operate as a “government money market fund,” as defined in Rule 2a-7 under the 1940 Act, pursuant to amendments to Rule 2a-7 that were adopted by the Securities and Exchange Commission.  As a “government money market fund” under Rule 2a-7, the Harbor Money Market Fund is (1) permitted to use the amortized cost method of valuation to continue to seek to maintain a $1.00 share price and (2) not subject to a liquidity fee and/or a redemption gate on fund redemptions. The Board of Trustees has reserved its ability to change this policy with respect to liquidity fees and/or redemption gates, but such change would become effective only after shareholders were provided with specific advance notice of a change in this policy.  In connection with operating as a “government money market fund,” the Harbor Money Market Fund will invest 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e., collateralized by cash or government securities).
NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2017 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Convertible Securities Fund*	$ 378,267	$16,457	$ (3,475)	$12,982
Harbor High-Yield Bond Fund*	1,704,881	64,810	(11,535)	53,275
Harbor Bond Fund	3,210,024	61,803	(61,542)	261
Harbor Real Return Fund*	133,472	1,293	(1,418)	(125)
Harbor Money Market Fund	130,688	–	–	–

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.FI.0117

Quarterly Schedule of
Portfolio Holdings
January 31, 2017
Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class
Harbor Target Retirement Income	HARAX	HARBX	HARCX
Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX
Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX
Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX
Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX
Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX
Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX
Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX
Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX
Harbor Target Retirement 2055 Fund	HATRX	HATAX	HATTX

Harbor Target Retirement Income Fund†
Portfolio of Investments— January 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY— 19.9%
Shares		Value
5,709	Harbor Capital Appreciation Fund	$ 338
19,013	Harbor Mid Cap Growth Fund	173
11,886	Harbor Small Cap Growth Fund	157
30,904	Harbor Large Cap Value Fund	400
11,828	Harbor Mid Cap Value Fund	261
6,142	Harbor Small Cap Value Fund	191
5,518	Harbor International Fund	334
33,681	Harbor Diversified International All Cap Fund	339
26,323	Harbor International Growth Fund	339
6,832	Harbor Global Growth Fund	143
TOTAL EQUITY FUNDS
(Cost $2,515)		2,675

FIXED INCOME—70.1%
173,540	Harbor High-Yield Bond Fund	1,755
FIXED INCOME—Continued
Shares		Value
462,761	Harbor Bond Fund	$ 5,289
252,740	Harbor Real Return Fund	2,368
TOTAL FIXED INCOME FUNDS
(Cost $9,883)		9,412

SHORT-TERM— 10.0%
(Cost $1,344)
1,344,376	Harbor Money Market Fund	1,344
TOTAL INVESTMENTS—100.0%
(Cost $13,742)		13,431
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$13,431

Fair Value Measurements
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
1

Harbor Target Retirement 2015 Fund†
Portfolio of Investments— January 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY— 24.7%
Shares		Value
3,362	Harbor Capital Appreciation Fund	$ 199
11,471	Harbor Mid Cap Growth Fund	104
7,210	Harbor Small Cap Growth Fund	95
18,132	Harbor Large Cap Value Fund	235
7,019	Harbor Mid Cap Value Fund	155
3,690	Harbor Small Cap Value Fund	114
3,299	Harbor International Fund	200
19,901	Harbor Diversified International All Cap Fund	200
15,659	Harbor International Growth Fund	202
3,919	Harbor Global Growth Fund	82
TOTAL EQUITY FUNDS
(Cost $1,485)		1,586

FIXED INCOME—66.5%
87,332	Harbor High-Yield Bond Fund	883
FIXED INCOME—Continued
Shares		Value
208,882	Harbor Bond Fund	$2,388
106,673	Harbor Real Return Fund	999
TOTAL FIXED INCOME FUNDS
(Cost $4,398)		4,270

SHORT-TERM— 8.8%
(Cost $566)
565,809	Harbor Money Market Fund	566
TOTAL INVESTMENTS—100.0%
(Cost $6,449)		6,422
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$6,422

Fair Value Measurements
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
2

Harbor Target Retirement 2020 Fund†
Portfolio of Investments— January 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY— 34.4%
Shares		Value
18,915	Harbor Capital Appreciation Fund	$ 1,119
66,339	Harbor Mid Cap Growth Fund	604
41,927	Harbor Small Cap Growth Fund	554
101,593	Harbor Large Cap Value Fund	1,314
39,810	Harbor Mid Cap Value Fund	878
21,280	Harbor Small Cap Value Fund	661
18,756	Harbor International Fund	1,135
112,927	Harbor Diversified International All Cap Fund	1,135
88,608	Harbor International Growth Fund	1,142
21,350	Harbor Global Growth Fund	448
TOTAL EQUITY FUNDS
(Cost $8,494)		8,990

FIXED INCOME—61.4%
438,067	Harbor High-Yield Bond Fund	4,429
FIXED INCOME—Continued
Shares		Value
747,066	Harbor Bond Fund	$ 8,539
326,410	Harbor Real Return Fund	3,058
TOTAL FIXED INCOME FUNDS
(Cost $16,592)		16,026

SHORT-TERM— 4.2%
(Cost $1,096)
1,095,597	Harbor Money Market Fund	1,096
TOTAL INVESTMENTS—100.0%
(Cost $26,182)		26,112
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$26,112

Fair Value Measurements
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Target Retirement 2025 Fund†
Portfolio of Investments— January 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY— 40.4%
Shares		Value
13,160	Harbor Capital Appreciation Fund	$ 778
46,654	Harbor Mid Cap Growth Fund	425
29,564	Harbor Small Cap Growth Fund	391
70,515	Harbor Large Cap Value Fund	912
27,827	Harbor Mid Cap Value Fund	614
14,900	Harbor Small Cap Value Fund	463
13,102	Harbor International Fund	793
79,020	Harbor Diversified International All Cap Fund	794
61,974	Harbor International Growth Fund	799
14,680	Harbor Global Growth Fund	308
TOTAL EQUITY FUNDS
(Cost $6,011)		6,277

FIXED INCOME—59.6%
Shares		Value
311,809	Harbor High-Yield Bond Fund	$ 3,152
404,978	Harbor Bond Fund	4,629
159,415	Harbor Real Return Fund	1,494
TOTAL FIXED INCOME FUNDS
(Cost $9,469)		9,275
TOTAL INVESTMENTS—100.0%
(Cost $15,480)		15,552
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$15,552

Fair Value Measurements
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
4

Harbor Target Retirement 2030 Fund†
Portfolio of Investments— January 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY— 48.3%
Shares		Value
26,291	Harbor Capital Appreciation Fund	$ 1,555
93,672	Harbor Mid Cap Growth Fund	853
59,428	Harbor Small Cap Growth Fund	786
140,757	Harbor Large Cap Value Fund	1,821
55,680	Harbor Mid Cap Value Fund	1,228
29,907	Harbor Small Cap Value Fund	929
26,223	Harbor International Fund	1,586
158,199	Harbor Diversified International All Cap Fund	1,590
124,423	Harbor International Growth Fund	1,604
29,151	Harbor Global Growth Fund	611
TOTAL EQUITY FUNDS
(Cost $11,812)		12,563

FIXED INCOME—51.7%
Shares		Value
491,383	Harbor High-Yield Bond Fund	$ 4,968
587,926	Harbor Bond Fund	6,720
187,472	Harbor Real Return Fund	1,757
TOTAL FIXED INCOME FUNDS
(Cost $13,870)		13,445
TOTAL INVESTMENTS—100.0%
(Cost $25,682)		26,008
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$26,008

Fair Value Measurements
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
5

Harbor Target Retirement 2035 Fund†
Portfolio of Investments— January 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY— 59.0%
Shares		Value
14,786	Harbor Capital Appreciation Fund	$ 875
52,431	Harbor Mid Cap Growth Fund	478
33,216	Harbor Small Cap Growth Fund	439
79,204	Harbor Large Cap Value Fund	1,025
31,240	Harbor Mid Cap Value Fund	689
16,754	Harbor Small Cap Value Fund	520
14,712	Harbor International Fund	890
88,678	Harbor Diversified International All Cap Fund	891
69,609	Harbor International Growth Fund	897
16,479	Harbor Global Growth Fund	345
TOTAL EQUITY FUNDS
(Cost $6,758)		7,049

FIXED INCOME—41.0%
Shares		Value
186,386	Harbor High-Yield Bond Fund	$ 1,884
223,352	Harbor Bond Fund	2,553
49,177	Harbor Real Return Fund	461
TOTAL FIXED INCOME FUNDS
(Cost $4,994)		4,898
TOTAL INVESTMENTS—100.0%
(Cost $11,752)		11,947
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$11,947

Fair Value Measurements
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
6

Harbor Target Retirement 2040 Fund†
Portfolio of Investments— January 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY— 68.5%
Shares		Value
29,777	Harbor Capital Appreciation Fund	$ 1,761
104,256	Harbor Mid Cap Growth Fund	950
65,899	Harbor Small Cap Growth Fund	871
159,904	Harbor Large Cap Value Fund	2,069
62,702	Harbor Mid Cap Value Fund	1,383
33,399	Harbor Small Cap Value Fund	1,037
29,503	Harbor International Fund	1,785
177,983	Harbor Diversified International All Cap Fund	1,789
140,038	Harbor International Growth Fund	1,805
33,716	Harbor Global Growth Fund	707
TOTAL EQUITY FUNDS
(Cost $13,084)		14,157

FIXED INCOME—31.5%
Shares		Value
246,612	Harbor High-Yield Bond Fund	$ 2,493
309,881	Harbor Bond Fund	3,542
50,882	Harbor Real Return Fund	477
TOTAL FIXED INCOME FUNDS
(Cost $6,680)		6,512
TOTAL INVESTMENTS—100.0%
(Cost $19,764)		20,669
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$20,669

Fair Value Measurements
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
7

Harbor Target Retirement 2045 Fund†
Portfolio of Investments— January 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY— 77.9%
Shares		Value
13,346	Harbor Capital Appreciation Fund	$ 789
46,185	Harbor Mid Cap Growth Fund	421
29,119	Harbor Small Cap Growth Fund	385
71,838	Harbor Large Cap Value Fund	930
27,981	Harbor Mid Cap Value Fund	617
14,841	Harbor Small Cap Value Fund	461
13,169	Harbor International Fund	797
79,351	Harbor Diversified International All Cap Fund	797
62,377	Harbor International Growth Fund	804
15,308	Harbor Global Growth Fund	321
TOTAL EQUITY FUNDS
(Cost $6,056)		6,322

FIXED INCOME—22.1%
Shares		Value
70,329	Harbor High-Yield Bond Fund	$ 711
84,400	Harbor Bond Fund	965
12,091	Harbor Real Return Fund	113
TOTAL FIXED INCOME FUNDS
(Cost $1,814)		1,789
TOTAL INVESTMENTS—100.0%
(Cost $7,870)		8,111
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$8,111

Fair Value Measurements
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Target Retirement 2050 Fund†
Portfolio of Investments— January 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY— 87.6%
Shares		Value
36,855	Harbor Capital Appreciation Fund	$ 2,180
126,592	Harbor Mid Cap Growth Fund	1,153
79,274	Harbor Small Cap Growth Fund	1,048
198,563	Harbor Large Cap Value Fund	2,569
76,962	Harbor Mid Cap Value Fund	1,697
40,679	Harbor Small Cap Value Fund	1,263
36,193	Harbor International Fund	2,190
217,923	Harbor Diversified International All Cap Fund	2,190
170,189	Harbor International Growth Fund	2,194
42,616	Harbor Global Growth Fund	894
TOTAL EQUITY FUNDS
(Cost $16,185)		17,378

FIXED INCOME—12.4%
Shares		Value
109,527	Harbor High-Yield Bond Fund	$ 1,107
118,437	Harbor Bond Fund	1,354
TOTAL FIXED INCOME FUNDS
(Cost $2,490)		2,461
TOTAL INVESTMENTS—100.0%
(Cost $18,675)		19,839
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$19,839

Fair Value Measurements
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
9

Harbor Target Retirement 2055 Fund†
Portfolio of Investments— January 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY— 93.0%
Shares		Value
3,136	Harbor Capital Appreciation Fund	$ 186
10,700	Harbor Mid Cap Growth Fund	98
6,725	Harbor Small Cap Growth Fund	89
16,927	Harbor Large Cap Value Fund	219
6,542	Harbor Mid Cap Value Fund	144
3,449	Harbor Small Cap Value Fund	107
3,078	Harbor International Fund	186
18,535	Harbor Diversified International All Cap Fund	186
14,544	Harbor International Growth Fund	187
3,653	Harbor Global Growth Fund	77
TOTAL EQUITY FUNDS
(Cost $1,424)		1,479

FIXED INCOME—7.0%
Shares		Value
4,946	Harbor High-Yield Bond Fund	$ 50
5,357	Harbor Bond Fund	61
TOTAL FIXED INCOME FUNDS
(Cost $112)		111
TOTAL INVESTMENTS—100.0%
(Cost $1,536)		1,590
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$1,590

Fair Value Measurements
All holdings at January 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or January 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2055 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor Target Retirement Funds
Notes to Portfolios of Investments— January 31, 2017 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 29 separate portfolios. The portfolios covered by this report include: Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund and Harbor Target Retirement 2055 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”.  The Funds invest in a combination of other affiliated funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by the subadvisers, none of which is affiliated with the Adviser.
The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
11

Harbor Target Retirement Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
Related Parties
The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At January 31, 2017, each Fund held 10% or fewer of the outstanding shares of any Underlying Fund. In aggregate, the Funds held 10% of Harbor Global Growth Fund and 10% of Harbor Real Return Fund.
New Accounting Pronouncement
In October 2016, the Securities and Exchange Commission (SEC) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to certain financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the amendments are consistent with the Funds' current financial statement presentation.
NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2017 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Target Retirement Income Fund	$13,742	$ 161	$(472)	$ (311)
Harbor Target Retirement 2015 Fund*	6,449	101	(128)	(27)
Harbor Target Retirement 2020 Fund	26,182	501	(571)	(70)
Harbor Target Retirement 2025 Fund	15,480	269	(197)	72
Harbor Target Retirement 2030 Fund	25,682	810	(484)	326
Harbor Target Retirement 2035 Fund	11,752	302	(107)	195
Harbor Target Retirement 2040 Fund	19,764	1,173	(268)	905
Harbor Target Retirement 2045 Fund	7,870	288	(47)	241
Harbor Target Retirement 2050 Fund	18,675	1,357	(193)	1,164
Harbor Target Retirement 2055 Fund	1,536	58	(4)	54

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
Note 4—Subsequent Events
The Board of Trustees of Harbor Funds appointed Sands Capital Management, LLC (“Sands Capital”) to serve as the subadviser to Harbor Global Growth Fund effective March 1, 2017.  Sands Capital replaces Marsico Capital Management, LLC (“Marsico Capital”) as subadviser to the Fund.  The Board of Trustees also approved a change in the Fund’s name from Harbor Global Growth Fund to Harbor Global Leaders Fund to reflect Sands Capital’s investment strategy for the Fund.  This change coincides with the appointment of Sands Capital as the Fund’s subadviser and also takes effect on March 1, 2017.
The appointment of Sands Capital as the Fund’s subadviser will not result in any change in the rate of advisory fees payable by the Fund to its adviser, Harbor Capital Advisors, Inc., (“Harbor Capital”). Harbor Capital and not the Fund pays the subadvisory fee to Sands Capital.
12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Charles F. McCain
Chief Compliance Officer
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.TR.0117

ITEM 2 – CONTROLS AND PROCEDURES
(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3 – EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 28th day of March, 2017 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS
By:	/s/ David G. Van Hooser

David G. Van Hooser – Chairman, President and
Trustee (Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	March 28, 2017
By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	March 28, 2017